UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61719-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

STATE FARM INSURANCE

June 30, 2005

State Farm Variable Product Trust
SEMI-ANNUAL REPORT

1-888-702-2307

State Farm VP Management Corp.

Securities Products Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust . It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Not FDIC Insured	• May lose value • No bank guarantee

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

This material must be accompanied or preceded by a prospectus.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ending June 30, 2005 for the State Farm Variable Product Trust (the “Trust”). Included are financial statements and a complete list of portfolio holdings to help you with your individual investment planning and further understand the underlying Funds of the Trust available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company (the “Companies”). We encourage your review and consideration of this entire report.

Variable policyowners were asked to provide voting instructions to the Companies on a number of business issues relating to the Trust, so that the shares owned by the State Farm Life and Accident Assurance Company Variable Annuity Separate Account, State Farm Life and Accident Assurance Company Variable Life Separate Account, State Farm Life Insurance Company Variable Annuity Separate Account and State Farm Life Insurance Company Variable Life Separate Account (collectively, “the Accounts”) could be voted at the Shareholder Meeting in proportion to the instructions received. The requested voting instructions encompassed three broad issues: re-electing the Board of Trustees of the Trust, approving a Manager of Managers structure for five of the Funds, and changing the fundamental investment objectives of the Funds to non-fundamental. See the Report on Shareholder Meeting page of this report for the results of the June 17, 2005 Shareholder Meeting.

Rising short-term interest rates and slowing economic growth set the stage for rather erratic performance across financial markets during the first six months of 2005. As a result, performance for the six Funds of State Farm Variable Product Trust varied – depending on the asset class and risk profile. Look for a detailed discussion of factors that impacted the performance of the underlying Funds during 2005 in the next State Farm Variable Product Trust Annual Report.

Inevitably, performance is heavily influenced by market factors outside an individual investor’s control. Contact your registered State Farm Agent for assistance with your investment needs.

Sincerely,

Susan D. Waring

Vice President

State Farm Variable Product Trust

Report on Shareholder Meeting

On June 17, 2005, the shareholders of State Farm Variable Product Trust Funds had a special shareholder meeting. The shareholders cast votes in proportion with the voting instructions received from owners of variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. The results for those matters voted upon by the shareholders of these Funds are as follows:

Proposal	Votes Cast For	Votes Cast Against	Abstentions	Broker Non-Votes	Result
Approve Manager of Managers Structure for the Large Cap Equity Index Fund	34,989,264	1,249,517	1,013,963	0	Adopted

Approve Manager of Managers Structure for the Small Cap Equity Index Fund	20,719,459	635,676	487,963	0	Adopted

Approve Manager of Managers Structure for the International Equity Index Fund	20,013,697	549,103	433,706	0	Adopted

Approve Manager of Managers Structure for the Bond Fund	13,357,826	483,102	496,348	0	Adopted

Approve Manager of Managers Structure for the Money Market Fund	52,412,915	2,233,534	1,031,394	0	Adopted

Change the fundamental investment objective to non-fundamental for the Large Cap Equity Index Fund	33,828,767	2,238,006	1,185,971	0	Adopted

Change the fundamental investment objective to non-fundamental for the Small Cap Equity Index Fund	20,180,853	1,048,982	613,262	0	Adopted

Change the fundamental investment objective to non-fundamental for the International Equity Index Fund	19,547,978	904,873	543,655	0	Adopted

Change the fundamental investment objective to non-fundamental for the Stock and Bond Balanced Fund	6,463,020	463,570	265,089	0	Adopted

Change the fundamental investment objective to non-fundamental for the Bond Fund	12,995,084	800,836	541,355	0	Adopted

Change the fundamental investment objective to non-fundamental for the Money Market Fund	50,876,653	2,928,374	1,872,816	0	Adopted

Trustee	Votes Cast For	Votes Withheld	Abstentions	Broker Non-Votes	Result
Elect Edward B. Rust, Jr.	67,043,110	901,548	0	0	Elected

Elect Michael L. Tipsord	67,188,625	756,032	0	0	Elected

Elect Thomas M. Mengler	67,176,169	768,489	0	0	Elected

Elect James A. Shirk	67,187,706	756,951	0	0	Elected

Elect Donald A. Altorfer	67,208,694	735,963	0	0	Elected

Elect Victor J. Boschini	67,138,563	806,094	0	0	Elected

Elect David L. Vance	67,193,343	751,314	0	0	Elected

Elect Alan R. Latshaw	67,174,452	770,205	0	0	Elected

Portfolio Summary

*	Illustrated by sector and based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 12 other countries each of which represents less than 3% of net assets.

Portfolio Summary (continued)

*	Based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total investments as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)(1)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005		Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Large Cap Equity Index Fund
Actual	$1,000.00	$991.03		0.31%	$1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.26		0.31%	1.56
Small Cap Equity Index Fund
Actual	1,000.00	985.38	**	0.50%	2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.32		0.50%	2.51
International Equity Index Fund
Actual	1,000.00	988.60		0.73%	3.60
Hypothetical (5% return before expenses)	1,000.00	1,021.18		0.73%	3.65
Stock and Bond Balanced Fund
Actual	1,000.00	1,000.00		0.41%	2.03
Hypothetical (5% return before expenses)	1,000.00	1,022.76		0.41%	2.06
Bond Fund
Actual	1,000.00	1,012.45		0.56%	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.02		0.56%	2.81
Money Market Fund
Actual	1,000.00	1,011.00		0.50%	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.32		0.50%	2.51

*	Expenses are equal to the Fund's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses for the Stock and Bond Balanced Fund equal 60% of the the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This investment ratio may vary slightly from 60%/40% throughout the year. At June 30, 2005 the investment ratio was 60.2/39.8%, based on total investments.

**	See footnote (c) on page 67 in the Financial Highlights.

(1)	This expense example reflects only the underlying Fund fees. As an owner of an interest in the Accounts, you do not directly own shares of the underlying Funds. Instead, you allocate premiums to a subaccount of the Accounts and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in the Accounts is also subject to contract level fees and expenses which are not included in this expense example.

Board Approval of Investment Advisory Agreements

Board Review of the Continuation of the Investment Advisory Agreement and Continuation of the Barclays Sub-Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“VP Trust”) held on June 17, 2005, all of the Trustees present, including those Trustees present who were not interested persons of VP Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and VP Trust (the “Advisory Agreement), and (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, VP Trust and Barclays Global Fund Advisors (“Barclays”), which agreement will be referred to as the “Barclays Sub-Advisory Agreement.”

Barclays serves as the investment sub-adviser to VP Trust’s Large Cap Equity Index Fund, Small Cap Equity Index Fund and International Equity Index Fund (collectively, the “Equity Index Funds”). In this role, Barclays is primarily responsible for the day-to-day management of the investments of the Equity Index Funds.

Prior to the June 17, 2005 meeting, independent legal counsel to the Independent Trustees of the Board had sent to SFIMC and Barclays a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Barclays Sub-Advisory Agreement. SFIMC and Barclays provided materials to the Board in response to those requests prior to the meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Barclays Sub-Advisory Agreement, including a report prepared by Lipper Inc., an independent fund tracking organization, (the “Lipper Report”) relating to the performance and expenses of the existing six series of VP Trust (each a “Fund” and collectively the “Funds”) and relating to the proposed expense levels of three new funds of VP Trust. In addition, the Board received and reviewed a memorandum from the independent legal counsel regarding their responsibilities (including particularly the Independent Trustees) in considering whether to approve continuation of the agreements.

In considering whether to approve the continuation of the Advisory Agreement and the Barclays Sub-Advisory Agreement, the Board first considered the investment performance of SFIMC in managing each Fund and Barclays in sub-advising the Equity Index Funds, including the year-to-date, one, three, and five year performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board further considered how closely the performance of each Equity Index Fund matched the performance of each such Fund’s benchmark index, net of fees. The Board specifically noted that the International Equity Index Fund outperformed its benchmark index as a result of Barclays’ optimization management techniques. The Board concluded that the performance of the Equity Index Funds over the periods reviewed was acceptable and closely tracked their benchmarks.

The Board next reviewed the performance of VP Trust’s Bond Fund, Money Market Fund and the Stock and Bond Balanced Fund. The Lipper Report indicated that the performance of the Bond Fund and the Money Market Fund was competitive with each Fund’s benchmark index and with the performance of each Fund’s Peer Funds. The Board examined the performance of the Stock and Bond Balanced Fund compared to its benchmark index and its Peer Funds. SFIMC representatives discussed with the Board the basis of the Stock and Bond Balanced Fund’s performance, noting that the equity component of that Fund was more growth oriented compared to the equity components of its Peer Funds, which were more value oriented. After extensive discussion of this and other information, the Board concluded that the investment performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund over the periods reviewed was acceptable.

The Board next examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. The Board also considered SFIMC’s profitability in serving as investment adviser to VP Trust, which relates closely to the sub-advisory fees it pays to Barclays. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable and appropriate for the shareholders. The Board noted its intention to closely monitor SFIMC’s profitability in managing VP Trust.

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and Barclays to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at SFIMC and Barclays, and concluded that each organization’s investment management team has a satisfactory, long-term track record. The Board considered that SFIMC has been engaged in the business of managing mutual funds since 1968, and that as of December 31, 2004, SFIMC managed more than $6.8 billion in assets. The Board noted that Barclays is part of one of the largest investment managers in the world, with over $1.1 trillion in assets under management, including 2,000 funds that track over 2,000 indexes. After considering this information, the Board concluded that SFIMC and Barclays each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, SFIMC and Barclays would be able to continue to provide satisfactory services to VP Trust.

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. Economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund company achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the Funds within VP Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by VP Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. In tandem with monitoring SFIMC’s profitability, the Board determined to continue to monitor whether it is appropriate for SFIMC to charge a level percentage advisory fee to the Funds within VP Trust.

The Board next discussed whether SFIMC or Barclays derive any other direct or indirect benefits from serving as investment adviser and investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC (and its affiliates) and Barclays (and its affiliates) receive for providing various services to VP Trust, particularly because neither SFIMC nor Barclays execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary, or so-called “fallout” benefits, including no soft dollar arrangements, enables SFIMC and Barclays to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Trustees’ deliberations and their evaluation of the information provided by SFIMC and Barclays, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the continuation of the Advisory Agreement and the Barclays Sub-Advisory Agreement.

Board Review of an Amendment to the Advisory Agreement and Approval of the Capital Guardian Trust Company Investment Sub-Advisory Agreement

At its June 17, 2005, meeting, SFIMC asked VP Trust’s Board to approve amending the Advisory Agreement to add three new series, which series are known as the Large Cap Equity Fund, Small Cap Equity Fund and the International Equity Fund. These three new series collectively are referred to as the “New Equity Funds.”

The amendment to the Advisory Agreement provides that SFIMC will serve as investment adviser to the New Equity Funds in exchange for the payment of the following amounts of compensation by the New Equity Funds (measured as a percentage of each New Equity Fund’s average daily net assets on an annual basis):

Fund	Rate
Large Cap Equity Fund	0.60%
Small Cap Equity Fund	0.80%
International Equity Fund	0.80%

In connection with adding the New Equity Funds to the Advisory Agreement, SFIMC also asked VP Trust’s Board to approve an investment sub-advisory agreement between VP Trust, SFIMC and Capital Guardian Trust Company (“Capital Guardian”), which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement.” The Capital Guardian Sub-Advisory Agreement appoints Capital Guardian as the sub-adviser to the New Equity Funds.

In connection with Board’s consideration of approving the amended Advisory Agreement and the Capital Guardian Sub-Advisory Agreement, the Trustees met with representatives of Capital Guardian who provided the Trustees with extensive information on Capital Guardian, its current management of two other funds within the State Farm family of mutual funds, and Capital Guardian’s plans on how it proposes to manage the New Equity Funds.

Prior to the June 17, 2005, Board meeting, independent legal counsel had sent SFIMC and Capital Guardian requests for information to be provided to the Board in connection with the Board’s consideration of the amended Advisory Agreement and the Capital Guardian Sub-Advisory Agreement. SFIMC and Capital Guardian provided the Board with written responses to the requests for information prior to the Board meeting. SFIMC provided the Board with additional information it believed would be useful to the Board in determining whether to approve the amended Advisory Agreement and the Capital Guardian Sub-Advisory Agreement. SFIMC provided a Lipper Report to the Board relating to projected expenses of the New Equity Funds. In addition, the Board received and reviewed a memorandum from the independent legal counsel regarding their responsibilities in considering approval of the amended Advisory Agreement and the Capital Guardian Sub-Advisory Agreement.

In considering the approval of the Capital Guardian Sub-Advisory Agreement, the Trustees first considered the composite investment performance of Capital Guardian in managing investment portfolios with similar investment objectives and strategies to those of the New Equity Funds, including Capital Guardian’s three, five and ten year performance in managing composites of similar portfolios. The Board considered Capital Guardian’s composite performance in each category compared to the applicable securities benchmark of each New Equity Fund during those same time periods.

The Board also compared Capital Guardian composite information to performance information of other mutual funds that have investment objectives and strategies similar to those of the New Equity Funds. The Board next examined the investment performance of other funds managed by Capital Guardian and its affiliates that utilize strategies similar to those to be utilized by the New Equity Funds. The Board also discussed Capital Guardian’s performance in managing the State Farm Small Cap Equity Fund and the State Farm International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), another mutual fund managed by SFIMC.

After extensively reviewing all of this information, the Board concluded that Capital Guardian’s investment performance in these asset classes was competitive, particularly as compared to other mutual funds in the same asset class and the applicable securities benchmark for each New Equity Fund. The Board further concluded that, even though Capital Guardian’s long-term investment performance was competitive, it would closely monitor its performance, particularly because of Capital Guardian’s recent performance in sub-advising the State Farm Small Cap Equity Fund and State Farm International Equity Fund of Mutual Fund Trust.

The Board also considered the make-up, education and experience of the proposed SFIMC and Capital Guardian teams that would be responsible for monitoring and managing each New Equity Fund, and concluded that SFIMC’s and Capital Guardian’s proposed teams had a satisfactory, long-term track records and could produce satisfactory results for the New Equity Funds.

The Board next considered the costs of the services proposed to be provided. The Board examined the proposed advisory fees and overall expenses to be charged to the New Equity Funds by SFIMC and determined that these fees and expenses compared favorably to the fees and expenses of each New Equity Fund’s Peer Funds as set forth in the Lipper Report. The Board examined the proposed sub-advisory fee structure, including the proposed breakpoints as assets in each New Equity Fund increase, and Capital Guardian’s agreement to further reduce its fees to sub-advise the New Equity Funds because of its overall relationship with State Farm Mutual Automobile Insurance Company (“Auto Company”), SFIMC’s parent company. The Board further compared the proposed sub-advisory fees with proposed sub-advisory fee quotes of other investment advisers from whom SFIMC had obtained competitive bids, and noted that Capital Guardian’s proposed sub-advisory fees were substantially less than all of those competing bids. In that regard, SFIMC advised the Board that the New Equity Funds were able to obtain those fees because Capital Guardian also managed substantial assets for Auto Company. In addition, Capital Guardian had advised the Board that it does not offer lower fees than the fees proposed under the Capital Guardian Sub-Advisory Agreement for any other similar client.

After considering this information, the Board concluded that SFIMC’s and Capital Guardian’s proposed fees were reasonable and would be in the best interests of the shareholders of the New Equity Funds.

The Board next considered the nature, extent and quality of services proposed to be provided by SFIMC and Capital Guardian. The Board first considered the level of services that SFIMC has provided to VP Trust and that Capital Guardian has provided to the other two series of the Mutual Fund Trust. The Board considered that SFIMC has been engaged in the business of managing mutual funds since 1968, and that as of December 31, 2004, SFIMC managed more that $6.8 billion in assets. The Board also considered the fact that Capital Guardian has provided, and has agreed to continue to provide, detailed analytics on the New Equity Funds to SFIMC and the Board. The Board next considered that Capital Guardian is a very large asset management firm and has substantial resources to provide industry-leading services. In that regard, the Board was advised that Capital Guardian had approximately $162 billion of assets under management, and that it was part of one of the largest investment managers in the world. SFIMC also noted that there were no reports of SFIMC or Capital Guardian being involved in any of the regulatory issues (i.e., market timing or late day trading) that have been plaguing the investment management industry, although with respect to an affiliate of Capital Guardian, there had been some recent negative press reports relating to other issues.

After considering this information, the Board concluded that SFIMC and Capital Guardian had more than sufficient resources and expertise to capably manage the New Equity Funds and that, given SFIMC’s past experience with VP Trust and given Mutual Fund Trust’s past experience with Capital Guardian and each firm’s general reputation, SFIMC and Capital Guardian would be able to provide satisfactory advisory and sub-advisory services to the New Equity Funds.

The Board also discussed with Capital Guardian how Capital Guardian would manage the New Equity Funds on a day-to-day basis. Capital Guardian provided extensive information to the Board on its investment philosophy, security selection process and investment process. Capital Guardian further described to the Board the risk profile and portfolio characteristics of accounts currently under its management that have substantially the same investment objectives and restrictions as the New Equity Funds. The Board noted in particular that Capital Guardian emphasizes long-term investing and seeks to determine the differences between the fundamental value of a company and its price in the marketplace. Based on this information, the Trustees concluded that Capital Guardian’s proposed sub-advising of the New Equity Funds would be in the best interest of the shareholders of the New Equity Funds.

The Board next discussed whether SFIMC or Capital Guardian would derive any other direct or indirect benefits from serving as investment adviser or investment sub-adviser, respectively, to the New Equity Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than the advisory or sub-advisory fees) that SFIMC or Capital Guardian would receive for serving in those roles, particularly because neither SFIMC nor Capital Guardian has an affiliated broker/dealer with whom Capital Guardian might want to execute securities trades. The Board concluded that the lack of any ancillary or so-called “fallout” benefits would enable SFIMC and Capital Guardian to manage the assets of the New Equity Funds in a manner that appeared to be free of conflicts of interest.

The Board next considered Capital Guardian’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the New Equity Funds, and those brokers’ and dealers’ provision of brokerage and research services to Capital Guardian. The Board also considered Capital Guardian’s soft dollar practices. The Trustees concluded that each of those practices appeared to be consistent with regulatory requirements.

The Board did not take into account the extent to which economies of scale would be realized with respect to the amendment to the Advisory Agreement and with respect to the adoption of the Capital Guardian Sub-Advisory Agreement, because the New Equity Funds had not commenced investment operations as of the date of this report. However, the Board noted the low fee that SFIMC was required to pay Capital Guardian, including the breakpoints therein, and determined to monitor the overall fees paid by the New Equity Funds to ensure that those fees remain appropriate. The Board also did not take into account the projected profits of SFIMC or Capital Guardian because the proposed relationships had not yet commenced and it would be difficult to project those profits. The Board agreed to monitor this issue in the future.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees present at the meeting, unanimously approved the amendment to the Advisory Agreement making SFIMC the investment adviser to the New Equity Funds and unanimously approved the Capital Guardian Sub-Advisory Agreement. The Board concluded that SFIMC’s and Capital Guardian’s proposed compensation is fair and reasonable in light of such services and expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable judgment.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.96%)
Aerospace/Defense (1.32%)
Boeing Co.	36,056	$2,379,696
General Dynamics Corp.	8,722	955,408
Lockheed Martin Corp.	17,588	1,140,934
Northrop Grumman Corp.	15,649	864,607
Raytheon Co.	19,570	765,579
Rockwell Collins Inc.	7,677	366,039

		6,472,263

Agriculture, Foods, & Beverage (3.68%)
Anheuser Busch Companies Inc.	33,781	1,545,481
Archer-Daniels-Midland Co.	27,158	580,638
Campbell Soup Co.	14,143	435,180
Coca-Cola Enterprises Inc.	15,540	342,035
ConAgra Foods Inc.	22,536	521,934
General Mills Inc.	16,091	752,898
HJ Heinz Co.	15,125	535,727
Kellogg Co.	15,238	677,177
McCormick & Co. Inc.	5,863	191,603
Molson Coors Brewing Co. Class B	3,418	211,916
Pepsi Bottling Group Inc.	8,580	245,474
PepsiCo Inc.	72,890	3,930,958
Reynolds American Inc.	5,116	403,141
Sara Lee Corp.	34,320	679,879
Sysco Corp.	27,686	1,001,956
The Coca-Cola Co.	98,488	4,111,874
The Hershey Co.	9,498	589,826
WM Wrigley Jr. Co.	8,565	589,615
Yum! Brands Inc.	12,630	657,770

		18,005,082

Airlines (0.10%)
Delta Air Lines Inc. (a)	5,331	20,045
Southwest Airlines Co.	32,155	447,919

		467,964

Automotive (0.82%)
Cooper Tire & Rubber Co.	3,029	56,249
Dana Corp.	6,362	95,494
Delphi Corp.	24,405	113,483
Ford Motor Co.	80,103	820,255
General Motors Corp.	24,559	835,006
Genuine Parts Co.	7,530	309,408
Goodyear Tire & Rubber Co. (a)	7,377	109,917
Harley-Davidson Inc.	12,492	619,603
ITT Industries Inc.	3,992	389,739
Navistar International Corp. (a)	2,969	95,008
Paccar Inc.	7,555	513,740
Visteon Corp.	5,543	33,424

		3,991,326

Banks (6.18%)
AmSouth Bancorporation	15,286	397,436
Bank of America Corp.	175,219	$7,991,739
Bank of New York Inc.	33,834	973,742
BB&T Corp.	23,741	948,928
Comerica Inc.	7,336	424,021
Fifth Third Bancorp	22,694	935,220
Golden West Financial Corp.	12,341	794,514
Huntington Bancshares Inc.	9,967	240,603
JPMorgan Chase & Co.	153,353	5,416,428
M&T Bank Corp.	4,269	448,928
Northern Trust Corp.	8,942	407,666
PNC Bank Corp.	12,292	669,422
State Street Corp.	14,421	695,813
SunTrust Banks Inc.	14,793	1,068,646
Synovus Financial Corp.	13,534	388,020
US Bancorp	79,968	2,335,066
Washington Mutual Inc.	38,190	1,553,951
Wells Fargo & Co.	73,552	4,529,332

		30,219,475

Building Materials & Construction (0.62%)
American Standard Cos. Inc.	7,807	327,269
Centex Corp.	5,512	389,533
Fluor Corp.	3,764	216,769
KB Home	3,627	276,486
Leggett & Platt Inc.	8,185	217,557
Louisiana-Pacific Corp.	4,649	114,272
Masco Corp.	19,031	604,425
Pulte Homes Inc.	5,189	437,173
Stanley Works	3,355	152,787
Vulcan Materials Co.	4,428	287,776

		3,024,047

Chemicals (1.66%)
Air Products & Chemicals Inc.	9,980	601,794
Ashland Inc.	2,940	211,298
E.I. du Pont de Nemours and Co.	43,312	1,862,849
Eastman Chemical Co.	3,492	192,584
Engelhard Corp.	5,301	151,343
Great Lakes Chemical Corp.	2,186	68,793
Hercules Inc. (a)	4,873	68,953
International Flavors & Fragrances Inc.	3,926	142,200
Monsanto Co.	11,672	733,819
Pall Corp.	5,315	161,363
PPG Industries Inc.	7,534	472,834
Praxair Inc.	14,078	656,035
Rohm & Haas Co.	8,436	390,924
Sealed Air Corp. (a)	3,596	179,045
Sigma-Aldrich Corp.	2,949	165,262
Temple-Inland Inc.	5,406	200,833
The Dow Chemical Co.	41,849	1,863,536

		8,123,465

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (1.88%)
Allied Waste Industries Inc. (a)	12,008	$95,223
Apollo Group Inc. Class A (a)	7,179	561,541
Ball Corp.	4,808	172,896
Cendant Corp.	45,865	1,026,000
Cintas Corp.	6,600	254,760
Convergys Corp. (a)	6,124	87,083
Eastman Kodak Co.	12,365	332,000
Ecolab Inc.	9,579	309,976
Equifax Inc.	5,738	204,904
First Data Corp.	34,023	1,365,683
Interpublic Group of Companies Inc. (a)	18,213	221,834
Monster Worldwide Inc. (a)	5,156	147,874
Moody’s Corp.	12,026	540,689
Omnicom Group Inc.	8,039	641,995
Pactiv Corp. (a)	6,334	136,688
Paychex Inc.	15,561	506,355
Pitney Bowes Inc.	9,962	433,845
Robert Half International Inc.	7,090	177,037
RR Donnelley & Sons Co.	9,284	320,391
Ryder System Inc.	2,740	100,284
Snap-On Inc.	2,546	87,328
Waste Management Inc.	24,590	696,881
WW Grainger Inc.	3,663	200,696
Xerox Corp. (a)	41,697	575,002

		9,196,965

Computer Software & Services (5.09%)
Adobe Systems Inc.	21,162	605,657
Affiliated Computer Services Inc. (a)	5,440	277,984
Autodesk Inc.	9,868	339,163
Automatic Data Processing Inc.	25,341	1,063,562
BMC Software Inc. (a)	9,682	173,792
Computer Associates International Inc.	23,280	639,734
Computer Sciences Corp. (a)	8,126	355,106
Compuware Corp. (a)	16,369	117,693
Comverse Technology Inc. (a)	8,711	206,015
eBay Inc. (a)	52,888	1,745,833
Electronic Arts Inc. (a)	13,386	757,782
Electronic Data Systems Corp.	22,524	433,587
EMC Corp. (a)	104,532	1,433,134
Intuit Inc. (a)	8,073	364,173
Microsoft Corp.	437,724	10,873,064
Oracle Corp. (a)	192,915	2,546,478
SunGard Data Systems Inc. (a)	12,575	442,263
Unisys Corp. (a)	14,216	89,987
Veritas Software Corp. (a)	18,596	453,742
Yahoo! Inc. (a)	57,149	1,980,213

		24,898,962

Computers (2.92%)
Apple Computer Inc. (a)	35,867	1,320,264
Dell Inc. (a)	105,542	4,169,964
Gateway Inc. (a)	13,018	$42,959
Hewlett-Packard Co.	125,758	2,956,571
International Business Machines Corp.	70,313	5,217,225
Sun Microsystems Inc. (a)	148,253	552,984

		14,259,967

Consumer & Marketing (4.56%)
Alberto-Culver Co.	3,779	163,744
Altria Group Inc.	90,172	5,830,522
Avery Dennison Corp.	4,467	236,572
Avon Products Inc.	20,500	775,925
Black & Decker Corp.	3,495	314,026
Brown-Forman Corp. Class B	4,002	241,961
Brunswick Corp.	4,148	179,691
Clorox Co.	6,706	373,658
Colgate-Palmolive Co.	22,768	1,136,351
Danaher Corp.	12,036	629,964
Darden Restaurants Inc.	6,483	213,809
Fortune Brands Inc.	6,303	559,706
Hasbro Inc.	7,359	152,994
Kimberly-Clark Corp.	20,861	1,305,690
Mattel Inc.	17,937	328,247
Maytag Corp.	3,176	49,736
Newell Rubbermaid Inc.	11,978	285,556
Starbucks Corp. (a)	17,059	881,268
The Gillette Co.	43,433	2,199,013
The Procter & Gamble Co.	107,840	5,688,560
UST Inc.	7,134	325,738
Wendy’s International Inc.	4,997	238,107
Whirlpool Corp.	2,878	201,777

		22,312,615

Electronic/Electrical Mfg. (6.32%)
Advanced Micro Devices Inc. (a)	17,167	297,676
Agilent Technologies Inc. (a)	18,977	436,851
Applied Materials Inc.	71,869	1,162,840
Emerson Electric Co.	18,146	1,136,484
Freescale Semiconductor Inc. Class B (a)	17,491	370,459
General Electric Co.	461,816	16,001,924
Intel Corp.	268,976	7,009,515
KLA-Tencor Corp.	8,476	370,401
Linear Technology Corp.	13,280	487,243
LSI Logic Corp. (a)	16,875	143,269
Micron Technology Inc. (a)	26,422	269,769
Molex Inc.	7,435	193,607
National Semiconductor Corp.	15,310	337,279
PerkinElmer Inc.	5,456	103,118
Rockwell Automation Inc.	7,658	373,021
Texas Instruments Inc.	72,554	2,036,591

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (Cont.)
Waters Corp. (a)	5,191	$192,950

		30,922,997

Financial Services (9.34%)
AMBAC Financial Group Inc.	4,684	326,756
American Express Co.	51,030	2,716,327
Apartment Investment and Management Co.	4,087	167,240
Archstone-Smith Trust	8,704	336,148
Bear Stearns Companies Inc.	4,946	514,087
Capital One Financial Corp.	10,973	877,950
Charles Schwab Corp.	49,867	562,500
CIT Group Inc.	9,069	389,695
Citigroup Inc.	226,626	10,476,920
Compass Bancshares Inc.	5,400	243,000
Countrywide Financial Corp.	25,581	987,682
E*Trade Financial Corp. (a)	15,930	222,861
Equity Office Properties Trust	17,735	587,028
Equity Residential	12,470	459,145
Federal Home Loan Mortgage Corp.	30,066	1,961,205
Federal National Mortgage Association	42,140	2,460,976
Federated Investors Inc. Class B	4,204	126,162
First Horizon National Corp.	5,405	228,091
Franklin Resources Inc.	8,654	666,185
Goldman Sachs Group Inc.	19,289	1,967,864
H&R Block Inc.	7,120	415,452
Janus Capital Group Inc.	10,115	152,130
Keycorp	17,747	588,313
Lehman Brothers Holdings Inc.	11,996	1,190,963
Marshall & Ilsley Corp.	9,264	411,785
MBIA Inc.	5,977	354,496
MBNA Corp.	55,287	1,446,308
Mellon Financial Corp.	18,293	524,826
Merrill Lynch & Co. Inc.	41,158	2,264,102
MGIC Investment Corp.	4,154	270,924
Morgan Stanley	47,801	2,508,118
National City Corp.	25,943	885,175
North Fork Bancorporation Inc.	20,783	583,794
Principal Financial Group	12,913	541,055
ProLogis	8,119	326,709
Providian Financial Corp. (a)	12,652	223,055
Regions Financial Corp.	20,059	679,599
Simon Property Group Inc.	9,546	691,989
SLM Corp.	18,366	932,993
Sovereign Bancorp Inc.	15,942	356,144
T Rowe Price Group Inc.	5,393	337,602
Wachovia Corp.	68,739	3,409,454
Zions Bancorporation	3,875	284,929

		45,657,737

Forest Products & Paper (0.47%)
Georgia-Pacific Corp.	11,224	356,923
International Paper Co.	21,316	$643,957
MeadWestvaco Corp.	8,277	232,087
OfficeMax Inc.	3,038	90,441
Plum Creek Timber Co., Inc.	7,921	287,532
Weyerhaeuser Co.	10,658	678,382

		2,289,322

Health Care (12.67%)
Abbott Laboratories	67,614	3,313,762
Aetna Inc.	12,673	1,049,578
Allergan Inc.	5,674	483,652
AmerisourceBergen Corp.	4,577	316,500
Amgen Inc. (a)	53,965	3,262,724
Applera Corp. - Applied Biosystems Group	8,389	165,012
Bausch & Lomb Inc.	2,330	193,390
Baxter International Inc.	26,938	999,400
Becton Dickinson & Co.	10,923	573,130
Biogen Idec Inc. (a)	14,996	516,612
Biomet Inc.	10,940	378,962
Boston Scientific Corp. (a)	32,817	886,059
Bristol-Myers Squibb Co.	85,092	2,125,598
Cardinal Health Inc.	18,731	1,078,531
Caremark Rx Inc. (a)	19,753	879,404
Chiron Corp. (a)	6,540	228,181
CR Bard Inc.	4,512	300,093
Eli Lilly & Co.	49,333	2,748,341
Express Scripts Inc. (a)	6,530	326,369
Forest Laboratories Inc. (a)	14,944	580,574
Genzyme Corp. (a)	10,979	659,728
Gilead Sciences Inc. (a)	19,665	865,063
Guidant Corp.	14,147	952,093
HCA Inc.	18,243	1,033,831
Health Management Associates Inc.	10,722	280,702
Hospira Inc. (a)	6,874	268,086
Humana Inc. (a)	7,038	279,690
IMS Health Inc.	10,016	248,096
Johnson & Johnson	129,475	8,415,875
King Pharmaceuticals Inc. (a)	10,162	105,888
Laboratory Corp. of America Holdings (a)	5,865	292,663
Manor Care Inc.	3,685	146,405
McKesson Corp.	12,844	575,283
Medco Health Solutions Inc. (a)	11,977	639,093
Medimmune Inc. (a)	10,841	289,672
Medtronic Inc.	52,661	2,727,313
Merck & Co. Inc.	95,911	2,954,059
Mylan Laboratories Inc.	11,745	225,974
Pfizer Inc.	323,828	8,931,176
Quest Diagnostics Inc.	8,020	427,225
Schering-Plough Corp.	64,102	1,221,784
St. Jude Medical Inc. (a)	15,698	684,590

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Stryker Corp.	16,369	$778,510
Tenet Healthcare Corp. (a)	20,179	246,991
UnitedHealth Group Inc.	55,227	2,879,536
Watson Pharmaceuticals Inc. (a)	4,816	142,361
WellPoint Inc. (a)	26,671	1,857,368
Wyeth	58,274	2,593,193
Zimmer Holdings Inc. (a)	10,724	816,847

		61,944,967

Insurance (4.24%)
ACE Ltd.	12,509	561,029
Aflac Inc.	21,817	944,240
American International Group Inc.	113,025	6,566,753
Aon Corp.	13,833	346,378
Chubb Corp.	8,502	727,856
Cigna Corp.	5,691	609,108
Cincinnati Financial Corp.	7,282	288,076
Hartford Financial Services Group Inc.	12,855	961,297
Jefferson-Pilot Corp.	5,861	295,512
Lincoln National Corp.	7,507	352,228
Loews Corp.	6,998	542,345
Marsh & McLennan Companies Inc.	23,191	642,391
MetLife Inc.	31,837	1,430,755
Progressive Corp.	8,704	860,042
Prudential Financial Inc.	22,770	1,495,078
Safeco Corp.	5,466	297,022
St. Paul Travelers Co. Inc.	29,329	1,159,375
The Allstate Corp.	29,178	1,743,386
Torchmark Corp.	4,555	237,771
UnumProvident Corp.	12,842	235,265
XL Capital Ltd.	6,096	453,664

		20,749,571

Leisure, Lodging & Gaming (0.69%)
Carnival Corp.	22,968	1,252,904
Harrah’s Entertainment Inc.	7,880	567,912
Hilton Hotels Corp.	16,582	395,481
Marriott International Inc. Class A	8,712	594,333
Starwood Hotels & Resorts Worldwide Inc.	9,404	550,792

		3,361,422

Machinery & Manufacturing (3.11%)
3M Co.	33,552	2,425,810
Bemis Company Inc.	4,567	121,208
Caterpillar Inc.	14,901	1,420,214
Cooper Industries Ltd.	3,998	255,472
Cummins Inc.	1,895	141,386
Deere & Co.	10,681	699,499
Dover Corp.	8,779	319,380
Eaton Corp.	6,571	393,603
Goodrich Corp.	5,143	210,657
Honeywell International Inc.	37,134	$1,360,218
Illinois Tool Works Inc.	11,919	949,706
Ingersoll-Rand Co. Ltd.	7,405	528,347
Johnson Controls Inc.	8,356	470,694
Millipore Corp. (a)	2,107	119,530
Parker Hannifin Corp.	5,175	320,902
Textron Inc.	5,874	445,543
Thermo Electron Corp. (a)	6,886	185,027
Tyco International Ltd.	87,927	2,567,468
United Technologies Corp.	44,498	2,284,972

		15,219,636

Media & Broadcasting (3.37%)
Clear Channel Communications Inc.	22,360	691,595
Comcast Corp. Class A (a)	96,084	2,949,779
Dow Jones & Co. Inc.	3,123	110,710
Gannett Co. Inc.	10,858	772,329
Knight-Ridder Inc.	3,296	202,177
Meredith Corp.	2,030	99,592
New York Times Co.	6,244	194,501
News Corp. Class A	125,570	2,031,722
The McGraw-Hill Companies Inc.	16,424	726,762
The Walt Disney Co.	88,938	2,239,459
Time Warner Inc. (a)	204,013	3,409,057
Tribune Co.	13,051	459,134
Univision Communications Inc. (a)	12,658	348,728
Viacom Inc. Class B	70,195	2,247,644

		16,483,189

Mining & Metals (0.61%)
Alcoa Inc.	37,875	989,674
Allegheny Technologies Inc.	3,879	85,571
Freeport-McMoRan Copper & Gold Inc.	7,696	288,138
Newmont Mining Corporation	19,298	753,201
Nucor Corp.	6,953	317,196
Phelps Dodge Corp.	4,215	389,887
United States Steel Corp.	4,912	168,825

		2,992,492

Oil & Gas (8.40%)
Amerada Hess Corp.	3,750	399,413
Anadarko Petroleum Corp.	10,283	844,749
Apache Corp.	14,285	922,811
Baker Hughes Inc.	14,745	754,354
BJ Services Co.	6,987	366,678
Burlington Resources Inc.	16,768	926,264
Chevron Corp.	91,398	5,110,976
ConocoPhillips Co.	60,620	3,485,044
Devon Energy Corp.	20,663	1,047,201
El Paso Corp.	27,714	319,265
EOG Resources Inc.	10,411	591,345
Exxon Mobil Corp.	277,204	15,930,914

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Halliburton Co.	21,927	$1,048,549
Kerr-McGee Corp.	5,071	386,968
Kinder Morgan Inc.	4,768	396,698
Marathon Oil Corp.	15,089	805,300
Nabors Industries Ltd. (a)	6,460	391,605
National Oilwell Varco Inc. (a)	7,484	355,789
Noble Corp.	5,910	363,524
Occidental Petroleum Corp.	17,337	1,333,735
Rowan Companies Inc.	4,689	139,310
Schlumberger Ltd.	25,615	1,945,203
Sunoco Inc.	3,014	342,632
Transocean Inc. (a)	14,193	765,996
Unocal Corp.	11,765	765,313
Valero Energy Corp.	11,174	883,975
Williams Companies Inc.	24,811	471,409

		41,095,020

Retailers (6.53%)
Albertson's Inc.	15,873	328,254
AutoNation Inc. (a)	9,737	199,803
Autozone Inc. (a)	2,909	268,966
Bed Bath & Beyond Inc. (a)	12,911	539,422
Best Buy Co. Inc.	13,055	894,920
Big Lots Inc. (a)	4,759	63,009
Circuit City Stores Inc.	8,527	147,432
Coach Inc. (a)	16,488	553,502
Costco Wholesale Corp.	20,791	931,853
CVS Corp.	35,260	1,025,008
Dillard’s Inc. Class A	3,100	72,602
Dollar General Corp.	13,269	270,157
Family Dollar Stores Inc.	7,308	190,739
Federated Department Stores Inc.	7,416	543,444
GAP Inc.	33,224	656,174
Home Depot Inc.	93,580	3,640,262
J.C. Penney Company Inc.	11,555	607,562
Kohls Corp. (a)	14,246	796,494
Kroger Co. (a)	31,659	602,471
Limited Brands	16,699	357,693
Lowe’s Companies Inc.	33,573	1,954,620
May Department Stores Co.	13,030	523,285
McDonald’s Corp.	55,270	1,533,742
Nordstrom Inc.	5,421	368,465
Office Depot Inc. (a)	13,736	313,730
RadioShack Corp.	6,723	155,772
Safeway Inc.	19,501	440,528
Sears Holdings Corp. (a)	4,450	666,921
Staples Inc.	32,103	684,436
Supervalu Inc.	5,914	192,855
Target Corp.	38,553	2,097,669
The Sherwin-Williams Company	5,480	258,053
Tiffany & Co.	6,240	204,422
TJX Companies Inc.	20,614	501,951
Toys “R” Us Inc. (a)	9,631	255,029
Wal-Mart Stores Inc.	145,778	$7,026,500
Walgreen Co.	44,511	2,047,061

		31,914,806

Technology (2.14%)
Altera Corp. (a)	16,216	321,401
American Power Conversion Corp.	7,888	186,078
Analog Devices Inc.	16,111	601,101
Applied Micro Circuits Corp. (a)	13,349	34,173
Avaya Inc. (a)	20,924	174,088
Broadcom Corp. (a)	12,788	454,102
Citrix Systems Inc. (a)	7,263	157,317
Fiserv Inc. (a)	8,324	357,516
Fisher Scientific International Inc. (a)	5,224	339,038
International Game Technology	14,853	418,112
Jabil Circuit Inc. (a)	8,080	248,298
L-3 Communications Holdings Inc.	5,163	395,383
Lexmark International Group Inc. (a)	5,539	359,093
Maxim Integrated Products Inc.	14,271	545,295
Mercury Interactive Corp. (a)	3,762	144,310
NCR Corp. (a)	8,013	281,417
Network Appliance Inc. (a)	15,935	450,482
Novell Inc. (a)	16,502	102,312
Novellus Systems Inc. (a)	6,106	150,879
NVIDIA Corp. (a)	7,343	196,205
Parametric Technology Corp. (a)	11,526	73,536
PMC-Sierra Inc. (a)	7,915	73,847
QLogic Corp. (a)	3,958	122,184
QUALCOMM Inc.	71,271	2,352,656
Sabre Holdings Corp.	5,813	115,969
Sanmina-SCI Corp. (a)	22,214	121,511
Siebel Systems Inc.	22,029	196,058
Solectron Corp. (a)	41,890	158,763
Symantec Corp. (a)	30,957	673,005
Symbol Technologies Inc.	10,351	102,164
Tektronix Inc.	3,745	87,146
Teradyne Inc. (a)	8,274	99,040
Xilinx Inc.	15,262	389,181

		10,481,660

Telecom & Telecom Equipment (5.05%)
ADC Telecommunications Inc. (a)	4,943	107,609
Alltel Corp.	14,200	884,376
Andrew Corp. (a)	6,859	87,521
AT&T Corp.	34,805	662,687
BellSouth Corp.	79,570	2,114,175
CenturyTel Inc.	5,831	201,928
Ciena Corp. (a)	23,712	49,558
Cisco Systems Inc. (a)	278,525	5,322,613
Citizens Communications Co.	14,468	194,450
Corning Inc. (a)	63,084	1,048,456
JDS Uniphase Corp. (a)	61,403	93,333

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Lucent Technologies Inc. (a)	192,840	$561,164
Motorola Inc.	106,530	1,945,238
Nextel Communications Inc. Class A (a)	48,959	1,581,865
Qwest Communications International Inc. (a)	73,175	271,479
SBC Communications Inc.	143,816	3,415,630
Scientific-Atlanta Inc.	6,531	217,286
Sprint Corporation	64,422	1,616,348
Tellabs Inc. (a)	19,712	171,494
Verizon Communications Inc.	120,483	4,162,688

		24,709,898

Textiles & Clothing (0.32%)
Jones Apparel Group Inc.	5,237	162,556
Liz Claiborne Inc.	4,727	187,946
Nike Inc.	9,973	863,662
Reebok International Ltd.	2,470	103,320
VF Corp.	4,403	251,940

		1,569,424

Transportation (1.41%)
Burlington Northern Santa Fe Corp.	16,447	774,325
CSX Corp.	9,421	401,900
FedEx Corp.	13,152	1,065,443
Norfolk Southern Corp.	17,592	544,648
Union Pacific Corp.	11,446	741,701
United Parcel Service Inc. Class B	48,541	3,357,096

		6,885,113

Utilities & Energy (3.46%)
Allegheny Energy Inc. (a)	7,038	177,498
Ameren Corp.	8,846	489,184
American Electric Power Co. Inc.	16,776	618,531
Calpine Corp. (a)	23,391	79,529
CenterPoint Energy Inc.	12,777	168,784
Cinergy Corp.	8,627	386,662
CMS Energy Corp. (a)	9,356	140,901
Consolidated Edison Inc.	10,578	495,473
Constellation Energy Group Inc.	7,656	441,675
Dominion Resources Inc.	14,802	1,086,319
DTE Energy Co.	7,496	350,588
Duke Energy Corp.	40,507	1,204,273
Dynegy Inc. (a)	14,736	71,617
Edison International	14,189	575,364
Entergy Corp.	9,253	699,064
Exelon Corp.	29,129	1,495,192
FirstEnergy Corp.	14,354	690,571
FPL Group Inc.	17,011	715,483
KeySpan Corp.	7,511	305,698
Nicor Inc.	1,914	78,799
NiSource Inc.	11,694	289,193
Peoples Energy Corp.	1,597	69,406

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
PG&E Corp.	16,105	$604,582
Pinnacle West Capital Corp.	4,207	187,001
PPL Corp.	8,256	490,241
Progress Energy Inc.	10,820	489,497
Public Service Enterprise Group Inc.	10,368	630,582
Sempra Energy	10,409	429,996
TECO Energy Inc.	8,799	166,389
The AES Corp. (a)	28,418	465,487
The Southern Co.	32,286	1,119,356
TXU Corp.	10,381	862,557
Xcel Energy Inc.	17,268	337,071
XTO Energy Corp.	15,705	533,813

		16,946,376

Total Common Stocks (cost $485,967,192)		474,195,761

Short-term Investments (2.96%)
U.S. Treasury Bills,
2.800%, 08/04/2005 (b)	$14,520,000	$14,480,244

Total Short-term Investments (cost $14,480,750)		14,480,244

TOTAL INVESTMENTS (99.92%) (cost $500,447,942)		488,676,005
OTHER ASSETS, NET OF LIABILITIES (0.08%)		383,514

NET ASSETS (100.00%)		$489,059,519

(a)	Non-income producing security.

(b)	At June 30, 2005, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.35%)
Automotive & Transportation (3.45%)
AAR Corp. (a)	7,637	$ 119,977
ABX Air Inc. (a)	9,431	76,863
Accuride Corp. (a)	588	6,250
Aftermarket Technology Corp. (a)	3,731	65,031
Airtran Holdings Inc. (a)	19,252	177,696
Alaska Air Group Inc. (a)	5,678	168,921
Amerco Inc. (a)	1,962	105,065
America West Holdings Corp. Class B (a)	9,834	59,004
American Axle & Manufacturing Holdings Inc.	7,348	185,684
Arctic Cat Inc.	3,670	75,345
Arkansas Best Corp.	5,074	161,404
ArvinMeritor Inc.	14,770	262,758
Aviall Inc. (a)	6,308	199,270
Bandag Inc.	2,483	114,342
Coachmen Industries Inc.	3,295	41,286
Commercial Vehicle Group Inc. (a)	1,935	34,346
Continental Airlines Inc. (a)	14,379	190,953
Cooper Tire & Rubber Co.	13,280	246,610
Covenant Transport Inc. (a)	1,870	24,684
Delta Air Lines Inc. (a)	24,702	92,880
Dynamex Inc. (a)	1,325	22,578
EGL Inc. (a)	8,313	168,920
ExpressJet Holdings Inc. (a)	8,628	73,424
Fleetwood Enterprises Inc. (a)	12,543	127,311
Florida East Coast Industries Inc.	5,958	257,981
Forward Air Corp.	7,578	214,230
Freightcar America Inc. (a)	1,143	22,666
Frontier Airlines Inc. (a)	7,888	81,483
Frozen Food Express Industries (a)	941	10,652
GATX Corp.	8,748	301,806
Genesee & Wyoming Inc. (a)	4,645	126,390
Greenbrier Companies Inc.	1,504	40,758
GulfMark Offshore Inc. (a)	3,037	82,941
Hayes Lemmerz International Inc. (a)	7,997	56,939
Heartland Express Inc.	10,063	195,524
Hub Group Inc. (a)	3,519	88,151
Interpool Inc.	398	8,509
Kansas City Southern (a)	15,492	312,629
Keystone Automotive Industries Inc. (a)	3,388	83,785
Kirby Corp. (a)	4,843	218,419
Knight Transportation Inc.	8,438	205,297
Marine Products Corp.	3,600	52,380
Maritrans Inc.	998	26,996
Marten Transport Ltd. (a)	1,444	30,310
Mesa Air Group Inc. (a)	6,593	44,239
Modine Manufacturing Co.	6,382	207,798
Monaco Coach Corp.	6,305	108,383
Noble International Ltd.	1,276	30,050
Northwest Airlines Corp. (a)	16,278	74,228
Odyssey Marine Exploration Inc. (a)	5,596	27,868
Offshore Logistics Inc. (a)	4,691	154,052
Old Dominion Freight Line Inc. (a)	3,739	100,317
Overnite Corp.	5,736	$ 246,533
Pacer International Inc. (a)	6,868	149,654
PAM Transportation Services Inc. (a)	745	12,523
Pinnacle Airlines Corp. (a)	4,025	34,575
Quantum Fuel Systems Technologies Worldwide Inc. (a)	5,740	28,700
RailAmerica Inc. (a)	7,981	94,974
Republic Airways Holdings Inc. (a)	447	6,459
Sauer-Danfoss Inc.	2,992	53,168
SCS Transportation Inc. (a)	3,237	57,619
Seabulk International Inc. (a)	1,163	24,714
Skywest Inc.	12,096	219,905
Standard Motor Products Inc.	2,861	37,765
Strattec Security Corp. (a)	790	43,023
Superior Industries International Inc.	4,674	110,774
Tenneco Automotive Inc. (a)	9,740	162,074
US Xpress Enterprises Inc. Class A (a)	1,159	13,804
USA Truck Inc. (a)	766	18,959
Visteon Corp.	28,727	173,224
Wabash National Corp.	6,741	163,334
Wabtec Corp.	8,379	179,981
Werner Enterprises Inc.	10,641	208,989
Winnebago Industries Inc.	6,166	201,937
World Air Holdings Inc. (a)	3,600	42,192

		8,250,263

Consumer Discretionary (19.66%)
1-800 Contacts Inc. (a)	1,401	27,137
1-800-FLOWERS.COM Inc. (a)	4,082	28,737
4Kids Entertainment Inc. (a)	3,290	65,405
99 Cents Only Stores (a)	9,649	122,639
Aaron Rents Inc.	8,478	211,017
ABM Industries Inc.	8,679	169,240
AC Moore Arts & Crafts Inc. (a)	3,021	95,494
Administaff Inc.	4,443	105,566
Advisory Board Co. (a)	4,262	207,730
Advo Inc.	6,670	212,440
Aeropostale Inc. (a)	11,333	380,789
AFC Enterprises (a)	2,470	32,555
Alderwoods Group Inc. (a)	8,600	123,582
Alliance Gaming Corp. (a)	11,268	157,977
Alloy Inc. (a)	8,117	41,721
Ambassadors Group Inc.	1,659	61,698
America’s Car-Mart Inc. (a)	1,696	38,177
American Retirement Corp. (a)	4,947	72,325
American Woodwork Corp.	2,358	70,764
Ameristar Casinos Inc.	4,974	129,772
AMN Healthcare Services Inc. (a)	3,570	53,657
Angelica Corp.	2,200	53,922
aQuantive Inc. (a)	10,847	192,209
Arbitron Inc.	6,618	283,912
Argosy Gaming Co. (a)	5,922	276,024

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Asbury Automotive Group Inc. (a)	3,119	$ 48,064
Atari Inc. (a)	2,600	7,228
Autobytel Inc. (a)	8,810	42,552
Aztar Corp. (a)	7,509	257,183
Banta Corp.	4,811	218,227
Bassett Furniture Industries Inc.	2,150	40,549
Beasley Broadcast Group Inc. (a)	2,145	31,081
Big 5 Sporting Goods Corp.	4,749	134,777
Big Lots Inc. (a)	21,203	280,728
BJ’s Restaurant Inc. (a)	2,400	48,816
Blair Corp.	1,993	78,723
Blockbuster Inc.	35,707	325,648
Blue Nile Inc. (a)	2,774	90,682
Blyth Inc.	5,123	143,700
Bob Evans Farms Inc.	8,007	186,723
Bombay Co. Inc. (a)	8,126	46,318
Bon-Ton Stores Inc.	613	11,862
Bowne & Co. Inc.	8,388	121,290
Bright Horizons Family Solutions Inc. (a)	5,986	243,750
Brightpoint Inc. (a)	4,327	96,016
Brookstone Inc. (a)	4,150	78,352
Brown Shoe Co. Inc.	3,867	151,393
Buckle Inc.	1,875	83,137
Buffalo Wild Wings Inc. (a)	1,422	44,366
Build-A-Bear-Workshop, Inc. (a)	2,184	51,215
Burlington Coat Factory Warehouse Corp.	3,639	155,167
Cabela’s Inc. (a)	5,141	109,812
Cache Inc. (a)	1,987	33,024
California Pizza Kitchen Inc. (a)	4,158	113,389
Callaway Golf Co.	14,933	230,416
Carmike Cinemas Inc.	2,095	64,275
Carter’s Inc. (a)	3,472	202,695
Casella Waste Systems Inc. (a)	4,100	49,200
Casual Male Retail Group Inc. (a)	6,376	46,609
Catalina Marketing Corp.	10,842	275,495
Cato Corp.	6,313	130,363
CDI Corp.	2,940	64,445
CEC Entertainment Inc. (a)	7,241	304,774
Central European Distribution Corp. (a)	2,692	100,492
Central Garden & Pet Co. (a)	3,932	193,140
Central Parking Corp.	5,770	79,337
Century Business Services Inc. (a)	9,704	39,301
Cenveo Inc. (a)	8,958	67,722
Charles & Colvard Ltd.	2,427	59,583
Charlotte Russe Holding Inc. (a)	2,549	31,761
Charming Shoppes Inc. (a)	25,532	238,214
Charter Communications Inc. (a)	61,757	72,873
Chattem Inc. (a)	3,845	159,183
Chemed Corp.	5,367	219,403
Cherokee Inc.	1,365	47,256
Children’s Place Retail Stores Inc. (a)	4,103	191,487
Christopher & Banks Corp.	8,159	148,983
Churchill Downs Inc.	1,791	$ 76,100
Citadel Broadcasting Corp. (a)	6,180	70,761
CKE Restaurants Inc.	11,743	163,463
Clark Inc.	4,368	62,593
Clean Harbors Inc. (a)	3,002	65,083
CMGI Inc. (a)	87,372	165,133
CNET Networks Inc. (a)	27,636	324,447
Cogent Inc. (a)	3,762	107,405
Coinstar Inc. (a)	5,579	126,588
Coldwater Creek Inc. (a)	7,528	187,522
Conn’s Inc. (a)	685	16,762
Consolidated Graphics Inc. (a)	2,663	108,571
Corinthian Colleges Inc. (a)	17,401	222,211
Corrections Corporation of America (a)	8,259	324,166
Cost Plus Inc. (a)	4,871	121,483
CoStar Group Inc. (a)	3,782	164,895
Courier Corp.	1,800	69,138
Cox Radio Inc. (a)	6,082	95,791
CRA International Inc. (a)	2,301	123,909
Cross Country Healthcare Inc. (a)	5,825	99,025
Crown Media Holdings Inc. (a)	5,600	52,808
CSK Auto Corp. (a)	9,855	164,381
CSS Industries Inc.	403	13,638
Cumulus Media Inc. (a)	11,129	131,100
Dave & Buster’s Inc. (a)	2,771	51,097
Deb Shops Inc.	1,160	33,605
Deckers Outdoor Corp. (a)	1,952	48,019
Denny’s Corp. (a)	22,225	111,125
Design Within Reach Inc. (a)	1,774	32,109
DeVry Inc. (a)	10,863	216,174
DHB Industries Inc. (a)	5,191	43,864
DiamondCluster International Inc. (a)	5,535	62,545
Dollar Thrifty Automotive Group Inc. (a)	5,304	201,446
Domino’s Pizza Inc.	5,894	131,200
DoubleClick Inc. (a)	26,834	225,137
Dover Downs Gaming & Entertainment Inc.	2,894	38,374
Dover Motorsports Inc.	5,438	32,628
Dress Barn Inc. (a)	5,109	115,617
drugstore.com inc. (a)	10,539	43,948
Earthlink Inc. (a)	27,623	239,215
Educate, Inc. (a)	1,935	27,380
Electronics Boutique Holdings Corp. (a)	2,534	160,884
Elizabeth Arden Inc. (a)	5,056	118,260
Emmis Communications Corp. (a)	11,161	197,215
Ennis Inc.	5,527	100,149
Entercom Communications Corp. (a)	6,635	220,879
Entravision Communications Corp. (a)	12,260	95,505
Escalade Inc.	1,256	17,370
Ethan Allen Interiors Inc.	6,672	223,579
Exponent Inc. (a)	1,359	38,840
Finish Line Inc.	8,734	165,247
First Advantage Corp. (a)	619	14,429

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fisher Communications Inc. (a)	1,361	$ 64,362
Forrester Research Inc. (a)	3,838	68,432
Fossil Inc. (a)	8,929	202,688
Fred’s Inc.	8,903	147,612
FTD Group Inc. (a)	1,622	18,410
FTI Consulting Inc. (a)	9,153	191,298
Furniture Brands International Inc.	10,124	218,780
G&K Services Inc.	4,109	155,033
GameStop Corp. Class B (a)	9,812	293,379
Gaylord Entertainment Co. (a)	7,738	359,740
Gemstar-TV Guide International Inc. (a)	35,246	126,533
Genesco Inc. (a)	4,771	176,956
Geo Group Inc. (a)	2,594	64,980
Gevity HR Inc.	5,450	109,163
Goody’s Family Clothing Inc.	4,296	31,683
Gray Television Inc.	9,926	119,708
Great Wolf Resorts Inc. (a)	4,571	93,431
Greenfield Online Inc. (a)	2,969	36,073
Group 1 Automotive Inc. (a)	4,668	112,219
GSI Commerce Inc. (a)	5,585	93,549
Guess ? Inc. (a)	3,461	57,383
Guitar Center Inc. (a)	5,310	309,945
Gymboree Corp. (a)	6,453	88,148
Handleman Co.	5,895	97,326
Harris Interactive Inc. (a)	9,415	45,851
Hartmarx Corp. (a)	3,850	38,770
Haverty Furniture Companies Inc.	4,011	59,283
Heidrick & Struggles International Inc. (a)	4,556	118,820
Hibbett Sporting Goods Inc. (a)	4,980	188,443
Hollinger International Inc.	13,029	130,420
Hooker Furniture Corp.	2,733	47,746
Hot Topic Inc. (a)	9,783	187,051
Hudson Highland Group Inc. (a)	4,990	77,794
IHOP Corp.	4,312	187,098
IKON Office Solutions Inc.	18,958	180,291
Infospace Inc. (a)	6,787	223,496
InfoUSA Inc. (a)	6,127	71,686
Insight Communications Company Inc. (a)	11,075	122,379
Insight Enterprises Inc. (a)	10,607	214,049
Inter Parfums Inc.	958	18,576
Intermix Media Inc. (a)	4,171	34,911
iPass Inc. (a)	9,628	58,346
Isle of Capri Casinos Inc. (a)	3,984	104,381
iVillage Inc. (a)	7,101	42,464
J Jill Group Inc. (a)	4,070	55,963
Jack in the Box Inc. (a)	7,592	287,889
Jackson Hewitt Tax Service Inc.	8,248	194,983
Jakks Pacific Inc. (a)	5,548	106,577
Jarden Corp. (a)	6,099	328,858
Jo-Ann Stores Inc. (a)	4,446	117,330
John H Harland Co.	5,461	207,518
Joseph A. Bank Clothiers Inc. (a)	2,489	$107,774
Journal Communications Inc.-A	4,206	70,661
Journal Register Co. (a)	9,571	167,588
K-Swiss Inc.	5,677	183,594
K2 Inc. (a)	9,036	114,576
Kellwood Co.	5,701	153,357
Kelly Services Inc.	3,924	112,383
Kenneth Cole Productions Inc.	2,255	70,176
kforce Inc. (a)	4,715	39,889
Kimball International Inc.	7,187	94,868
Korn/Ferry International Inc (a)	7,897	140,172
Krispy Kreme Doughnuts Inc. (a)	12,179	84,766
La Quinta Corp. (a)	41,689	388,958
La-Z-Boy Inc.	11,437	166,637
Labor Ready Inc. (a)	9,448	220,233
Lakes Entertainment Inc. (a)	2,713	41,780
Landry’s Restaurants Inc.	3,494	105,134
Leapfrog Enterprises Inc. (a)	7,131	80,580
Learning Tree International Inc. (a)	3,423	41,144
LECG Corp. (a)	2,348	49,918
Libbey Inc.	3,483	55,066
Liberty Corp.	3,634	133,768
Life Time Fitness Inc. (a)	4,276	140,296
Lifeline Systems Inc. (a)	2,025	65,043
Lifetime Hoan Corp.	1,321	25,799
LIN TV Corp. (a)	6,690	92,924
Linens ‘n Things Inc. (a)	9,307	220,204
Lithia Motors Inc.	3,598	103,802
LKQ Corp. (a)	3,117	84,627
Lo-Jack Corp. (a)	2,608	45,796
LodgeNet Entertainment Corp. (a)	3,076	51,031
Lodgian Inc. (a)	5,278	54,205
Lone Star Steakhouse Saloon Inc.	3,582	108,929
Luby’s Inc. (a)	3,046	36,400
Magna Entertainment (a)	9,510	53,636
Majesco Entertainment Co. (a)	2,405	15,729
Mannatech Inc.	3,189	60,655
Manning (Greg) Auctions Inc. (a)	1,581	18,893
Marchex Inc. (a)	3,669	55,182
Marcus Corp.	4,820	102,280
MarineMax Inc. (a)	2,705	84,531
Martha Stewart Living Omnimedia Inc. (a)	4,368	127,458
Matthews International Corp.	6,924	269,759
MAXIMUS Inc.	4,123	145,501
Maytag Corp.	15,169	237,547
McCormick & Schmick’s Seafood Restaurants Inc. (a)	322	5,084
Media General Inc.	3,609	233,719
Mediacom Communications Corp. Class A (a)	13,610	93,501
Midas Inc. (a)	4,172	95,956
Midway Games Inc. (a)	5,549	60,817

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Mikohn Gaming Corp. (a)	4,452	$65,556
Monarch Casino & Resort Inc. (a)	1,440	31,738
Monro Muffler Brake Inc. (a)	1,800	53,118
Movado Group Inc.	4,600	86,848
Movie Gallery Inc.	5,532	146,211
MPS Group Inc. (a)	23,326	219,731
MTR Gaming Group Inc. (a)	4,420	51,449
Multimedia Games Inc. (a)	4,908	54,037
National Presto Industries Inc.	1,399	61,654
Nautilus Inc.	6,852	195,282
Navarre Corp. (a)	4,722	37,752
Navigant Consulting Inc. (a)	10,787	190,498
Navigant International Inc. (a)	2,941	43,203
Netflix Inc. (a)	6,657	109,241
Netratings Inc. (a)	2,858	38,869
New York & Co., Inc. (a)	2,159	45,469
NIC Inc. (a)	5,503	25,424
Nu Skin Enterprises Inc.	11,710	272,843
NutriSystem Inc. (a)	4,245	62,656
O’Charley’s Inc. (a)	5,111	90,260
Oakley Inc.	6,009	102,333
Oshkosh B’Gosh Inc.	2,118	55,047
Overstock.com Inc. (a)	2,553	90,887
Oxford Industries Inc.	3,029	130,398
Pacific Sunwear of California Inc. (a)	14,516	333,723
Pantry Inc. (a)	3,136	121,457
Papa John’s International Inc. (a)	2,607	104,202
Parlux Fragrances Inc. (a)	1,051	29,081
Party City Corp. (a)	2,331	27,972
Payless Shoesource Inc. (a)	13,985	268,512
Pegasus Solutions Inc. (a)	6,694	74,638
PEP Boys-Manny Moe & Jack	11,861	160,598
Perry Ellis International Inc. (a)	1,408	32,933
Petco Animal Supplies Inc. (a)	11,117	325,950
PF Chang’s China Bistro Inc. (a)	5,473	322,798
PHH Corp. (a)	9,352	240,533
Phillips-Van Heusen Corporation	5,702	186,398
Pier 1 Imports Inc.	15,171	215,276
Pinnacle Entertainment Inc. (a)	8,647	169,135
Playboy Enterprises Inc. (a)	4,731	61,219
Playtex Products Inc. (a)	5,848	62,924
Pre-Paid Legal Services Inc.	2,426	108,321
Prestige Brands Holdings Inc. (a)	5,275	102,862
Priceline.com Inc. (a)	5,410	126,215
Primedia Inc. (a)	29,655	120,103
ProQuest Co. (a)	5,371	176,115
Radio One Inc. Class D (a)	15,513	198,101
Rare Hospitality International Inc. (a)	7,548	229,988
RC2 Corp. (a)	3,719	139,723
Reader’s Digest Association Inc.	20,592	339,768
Red Robin Gourmet Burgers Inc. (a)	2,847	176,457
Regent Comunications Inc. (a)	5,440	31,933
Regis Corp.	8,457	330,500
Renaissance Learning Inc.	2,288	$46,446
Rent-Way Inc. (a)	5,418	53,313
Resources Connection Inc. (a)	10,294	239,130
Restoration Hardware Inc. (a)	5,593	45,751
Retail Ventures Inc. (a)	2,490	33,964
Revlon Inc. (a)	29,760	91,363
Riviera Holdings Corp. (a)	1,916	43,397
Rollins Inc.	6,979	139,859
Ruby Tuesday Inc.	12,187	315,643
Rush Enterprises Inc. Class A (a)	3,100	41,354
Russ Berrie & Co. Inc.	2,193	28,092
Russell Corp.	6,605	135,072
Ryan’s Restaurant Group Inc. (a)	9,287	130,111
Saga Communications Inc. (a)	3,450	48,300
Salem Communications Corp. (a)	2,749	54,540
Schawk Inc.	2,191	54,775
Scholastic Corp. (a)	6,919	266,727
School Speciality Inc. (a)	4,731	219,991
Select Comfort Corp. (a)	8,198	175,683
Sharper Image Corp. (a)	2,414	30,730
Shoe Carnival Inc. (a)	2,178	47,393
ShopKo Stores Inc. (a)	6,080	147,805
Shuffle Master Inc. (a)	7,748	217,176
Sinclair Broadcast Group Inc.	8,907	80,876
SIRVA Inc. (a)	1,921	16,348
Six Flags Inc. (a)	21,290	98,998
Skechers USA Inc. (a)	4,990	71,157
Sohu.com Inc. (a)	5,148	112,844
Sonic Automotive Inc.	6,306	134,066
Sotheby’s Holdings Inc. (a)	9,320	127,684
Source Interlink Co. Inc. (a)	5,329	65,920
Sourcecorp (a)	3,691	73,156
Spanish Broadcasting System Inc. (a)	7,500	74,925
Speedway Motorsports Inc.	3,011	110,082
Spherion Corp. (a)	13,991	92,341
Sports Authority Inc. (a)	5,231	166,346
Stage Stores Inc. (a)	3,938	171,697
Stamps.com Inc. (a)	4,132	77,475
Stanley Furniture Company Inc.	2,360	57,962
Startek Inc.	2,775	45,566
Stein Mart Inc.	5,275	116,050
Steinway Musical Instruments Inc. (a)	1,659	48,708
Steven Madden Ltd. (a)	2,300	40,848
Stewart Enterprises Inc.	23,831	155,855
Strayer Education Inc.	3,014	259,988
Stride Rite Corp.	8,174	112,719
Sturm Ruger & Co. Inc.	4,336	36,292
Systemax Inc. (a)	654	4,395
Talbots Inc.	3,823	124,133
TBC Corp. (a)	4,437	120,376
TeleTech Holdings Inc. (a)	8,630	70,334
Texas Roadhouse, Inc. Class A (a)	3,683	127,984
The Providence Service Corp. (a)	1,113	27,636

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
The Steak n Shake Company (a)	5,678	$105,724
The Yankee Candle Co. Inc.	9,206	295,513
Thomas Nelson Inc.	2,496	54,313
Thor Industries Inc.	7,406	232,771
THQ Inc. (a)	8,178	239,370
TiVo Inc. (a)	10,593	70,761
Too Inc. (a)	7,200	168,264
Topps Co. Inc.	7,818	78,415
Tractor Supply Co. (a)	6,833	335,500
Trans World Entertainment Corp. (a)	5,179	61,268
Travelzoo Inc. (a)	667	21,898
Triarc Companies Inc. Class B	8,050	119,623
TRM Corp. (a)	2,302	38,720
Tuesday Morning Corp.	5,570	175,566
Tupperware Corp.	10,922	255,247
Unifirst Corp.	2,415	97,904
United Auto Group Inc.	4,687	139,673
United Natural Foods Inc. (a)	8,850	268,774
United Online Inc.	13,650	148,239
United Stationers Inc. (a)	6,812	334,469
Universal Electronics Inc. (a)	2,900	48,111
Universal Technical Institute, Inc. (a)	3,934	130,609
USANA Health Sciences Inc. (a)	2,409	101,901
Vail Resorts Inc. (a)	5,637	158,400
Valassis Communications Inc. (a)	10,269	380,466
Value Line Inc.	444	17,427
ValueClick Inc. (a)	17,548	216,367
ValueVision Media Inc. Class A (a)	4,832	58,032
Ventiv Health Inc. (a)	4,824	93,007
Vertrue Inc. (a)	2,069	80,608
Viad Corp.	3,823	108,344
Volt Information Sciences Inc. (a)	2,248	53,345
Warnaco Group Inc. (a)	9,760	226,920
Waste Connections Inc. (a)	9,157	341,465
Waste Services Inc. (a)	3,526	13,540
Water Pik Technology Inc. (a)	1,858	35,395
Watson Wyatt & Co. Holdings	7,186	184,177
WD-40 Co.	3,862	107,866
WebSideStory, Inc. (a)	1,232	18,061
WESCO International Inc. (a)	5,965	187,182
West Marine Inc. (a)	3,131	56,546
Wet Seal Inc. (a)	6,188	41,986
Wilsons The Leather Experts (a)	1,578	10,478
Wireless Facilities Inc. (a)	11,848	74,998
WMS Industries Inc. (a)	4,497	151,774
Wolverine World Wide Inc.	12,115	290,881
World Fuel Services Corp.	5,557	130,089
World Wrestling Entertainment Inc.	3,627	41,420
WPT Enterprises Inc. (a)	1,099	21,420
Zale Corp. (a)	10,302	326,470
Zumiez Inc. (a)	337	9,824

		47,034,647

Consumer Staples (1.87%)
Alliance One International Inc.	18,054	$108,505
American Italian Pasta Co.	3,779	79,435
Arden Group Inc. Class A	29	2,299
Boston Beer Co. Inc. (a)	1,700	38,148
Casey’s General Stores Inc.	11,095	219,903
Chiquita Brands International Inc.	8,830	242,472
Coca-Cola Bottling Co. Consolidated	461	23,299
Corn Products International Inc.	15,430	366,617
Farmer Brothers Co.	2,000	44,520
Flowers Foods Inc.	7,112	251,480
Great Atlantic & Pacific Tea Co. Inc. (a)	4,050	117,693
Green Mountain Coffee Roasters Inc. (a)	713	24,192
Hain Celestial Group Inc. (a)	6,043	117,838
Hansen Natural Corp. (a)	1,638	138,771
Ingles Markets Inc.	2,553	35,155
J&J Snack Foods Corp.	1,290	67,532
John B. Sanfilippo & Son Inc. (a)	1,406	32,422
Lance Inc.	5,111	87,960
Longs Drug Stores Corp.	6,201	266,953
M & F Worldwide Corp. (a)	2,173	29,031
Maui Land & Pineapple Co. Inc. (a)	490	18,659
Nash Finch Co.	2,910	106,913
Pathmark Stores Inc. (a)	7,160	62,722
Peet’s Coffee & Tea Inc. (a)	2,997	99,021
Performance Food Group Co. (a)	9,968	301,133
Provide Commerce Inc. (a)	1,571	33,918
Ralcorp Holdings Inc.	6,082	250,274
Ruddick Corp.	7,500	191,475
Sanderson Farms Inc.	2,253	102,376
Seaboard Corp.	58	96,512
Sensient Technology Corp.	10,133	208,841
Smart & Final Inc. (a)	3,327	40,756
Spartan Stores Inc. (a)	3,740	54,866
Tootsie Roll Industries Inc.	3,827	111,940
Universal Corp.	4,605	201,607
Vector Group Ltd.	6,267	116,378
Weis Markets Inc.	2,964	114,974
Wild Oats Markets Inc. (a)	6,559	75,101

		4,481,691

Durable Products (8.20%)
Actuant Corp. (a)	5,504	263,862
ADE Corp. (a)	2,194	61,542
Advanced Energy Industries Inc. (a)	4,884	38,388
AGCO Corp. (a)	16,954	324,161
American Ecology Corp.	1,589	28,443
American Superconductor Corp. (a)	5,481	50,151
AO Smith Corp.	3,478	92,897
Applied Films Corp. (a)	3,622	92,723
Applied Industrial Technologies Inc.	6,401	206,688
Applied Signal Technology Inc.	2,311	44,001
Argon ST Inc. (a)	1,475	52,363
Arris Group Inc. (a)	18,945	165,011

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Artesyn Technologies Inc. (a)	7,908	$68,800
Astec Industries Inc. (a)	2,993	69,408
ASV Inc. (a)	1,667	67,580
Asyst Technologies Inc. (a)	11,241	50,135
ATMI Inc. (a)	7,552	219,084
Audiovox Corp. (a)	4,114	63,767
August Technology Corp. (a)	4,491	52,320
Axcelis Technologies Inc. (a)	22,063	151,352
Badger Meter Inc.	821	33,907
Baldor Electric Co.	6,930	168,538
BE Aerospace Inc. (a)	12,036	188,123
Belden CDT Inc.	9,814	208,057
Blount International Inc. (a)	5,135	85,703
Brady Corp.	8,290	256,990
Briggs & Stratton Corp.	9,177	317,708
Brooks Automation Inc. (a)	10,192	151,351
Bucyrus International Inc. Class A	3,833	145,577
C&D Technologies Inc.	5,829	53,569
C-COR Inc. (a)	10,381	71,110
Cascade Corp.	2,454	106,136
Champion Enterprises Inc. (a)	15,801	157,062
Cognex Corp.	8,725	228,508
Cohu Inc.	5,526	110,796
Color Kinetics Inc. (a)	1,377	14,651
CompX International Inc.	800	13,400
Comstock Homebuilding Companies Inc. (a)	487	11,795
Crane Co.	9,042	237,805
Credence Systems Corp. (a)	18,526	167,660
CTS Corp.	8,673	106,591
CUNO Incorporated (a)	3,611	257,970
Curtiss-Wright Corp.	4,425	238,729
Cymer Inc. (a)	7,554	199,048
Darling International Inc. (a)	13,321	49,954
Dionex Corp. (a)	4,189	182,682
Duratek Inc. (a)	2,554	59,202
Electro Scientific Industries Inc. (a)	6,747	120,636
Emcore Corp. (a)	4,603	19,010
Engineered Support Systems Inc.	7,715	276,428
EnPro Industries Inc. (a)	4,856	140,193
Entegris Inc. (a)	12,124	120,028
ESCO Technologies Inc. (a)	2,623	264,398
Esterline Technologies Corp. (a)	5,256	210,660
FARO Technologies Inc. (a)	2,507	68,341
Federal Signal Corp.	10,679	166,592
FEI Co. (a)	5,355	122,148
Flanders Corp. (a)	1,978	17,802
Flowserve Corp. (a)	11,224	339,638
Franklin Electric Co. Inc.	3,704	143,160
Gardner Denver Inc. (a)	4,655	163,297
Gehl Co. (a)	1,096	42,678
GenCorp Inc. (a)	10,386	200,034
General Binding Corp. (a)	1,300	28,496
General Cable Corp. (a)	9,147	$135,650
Genlyte Group Inc. (a)	5,331	259,833
Global Imaging Systems Inc. (a)	5,204	165,799
Global Power Equipment Group Inc. (a)	6,543	52,017
Gormann-Rupp Co.	1,987	42,542
Headwaters Inc. (a)	8,604	295,806
Heico Corp.	4,283	100,265
Helix Technology Corp.	6,349	84,315
Imagistics International Inc. (a)	3,663	102,564
InterDigital Communications Corp. (a)	11,667	204,173
Interface Inc. (a)	9,451	76,081
Intevac Inc. (a)	3,972	41,587
Itron Inc. (a)	5,049	225,589
JLG Industries Inc.	10,432	286,671
Kadant Inc. (a)	3,068	67,281
Kaman Corp.	4,732	85,365
Keithley Instruments Inc.	3,536	54,490
Kennametal Inc.	7,028	322,234
Knoll Inc.	640	10,950
Kulicke & Soffa Industries Inc. (a)	11,745	92,903
Levitt Corp-Class A	3,711	111,033
Lincoln Electric Holdings Inc.	7,460	247,299
Lindsay Manufacturing Co.	3,428	80,832
Littelfuse Inc. (a)	4,897	136,381
LTX Corp. (a)	13,895	68,919
M/I Homes Inc.	2,631	142,337
Manitowoc Inc.	6,254	256,539
MasTec Inc. (a)	5,069	44,607
Mattson Technology Inc. (a)	8,475	60,681
Measurement Specialties Inc. (a)	2,636	61,182
Metrologic Instruments Inc. (a)	2,210	27,713
Middleby Corp. (a)	940	49,688
Mine Safety Appliances Co.	5,403	249,619
MKS Instruments Inc. (a)	7,339	123,956
Mobile Mini Inc. (a)	3,310	114,129
Moog Inc. (a)	7,476	235,419
MTC Technologies Inc. (a)	1,923	70,824
Mykrolis Corp. (a)	10,069	143,081
NACCO Industries Inc.	1,150	123,303
Nordson Corp.	5,752	197,179
Orbital Sciences Corp. (a)	11,345	112,316
Orleans Homebuilders Inc.	448	10,510
Palm Harbor Homes Inc. (a)	3,557	66,978
Paxar Corp. (a)	7,515	133,391
Photon Dynamics Inc. (a)	4,018	82,811
Photronics Inc. (a)	7,120	166,181
Plantronics Inc.	9,312	338,584
Powell Industries Inc. (a)	1,390	26,229
Power-One Inc. (a)	14,905	94,051
Powerwave Technologies Inc. (a)	21,852	223,327
Presstek Inc. (a)	6,899	78,097
Regal-Beloit Corp.	5,647	164,667
Robbins & Myers Inc.	3,398	73,091

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Rofin-Sinar Technologies Inc. (a)	3,409	$111,815
Rudolph Technologies Inc. (a)	3,333	47,762
SBA Communications Corp. (a)	15,007	202,595
Semitool Inc. (a)	3,500	33,390
Sequa Corp. (a)	1,427	94,425
Skyline Corp.	1,829	73,032
Sonic Solutions (a)	4,648	86,453
Spatialight Inc. (a)	8,113	46,001
Spectralink Corp.	4,600	48,392
Standex International Corp.	2,910	82,673
Stewart & Stevenson Services Inc.	6,488	147,018
Sun Hydraulics Corp.	788	28,675
Symmetricom Inc. (a)	9,478	98,287
Taser International Inc. (a)	11,776	118,231
Technical Olympic USA, Inc.	2,507	60,870
Technitrol Inc.	9,172	129,600
Tecumseh Products Co.	3,622	99,388
Teledyne Technologies Inc. (a)	7,209	234,869
Tennant Co.	2,146	75,990
Terayon Communication Systems Inc. (a)	15,005	46,365
Thomas Industries Inc.	3,010	120,280
Titan International Inc.	1,579	22,074
Trinity Industries Inc.	8,528	273,152
Triumph Group Inc. (a)	3,668	127,500
Turbochef Inc. (a)	2,646	47,416
Ultratech Inc. (a)	4,871	89,139
United Industrial Corp.	2,458	87,849
UNOVA Inc. (a)	10,654	283,716
Varian Semiconductor Equipment Associates Inc. (a)	7,519	278,203
Veeco Instruments Inc. (a)	6,137	99,910
Vicor Corp.	4,537	61,703
Viisage Technology Inc. (a)	5,565	24,931
Walter Industries Inc.	7,096	285,259
Watts Water Technologies Inc.	5,341	178,870
WCI Communities Inc. (a)	7,273	232,954
William Lyon Homes Inc. (a)	612	59,370
Woodward Governor Co.	2,095	176,043
X-Rite Inc.	4,133	47,571

		19,611,677

Financial Services (22.56%)
1st Source Corp.	3,794	87,034
21st Century Insurance Group	4,755	70,564
Aames Investment Corp.	5,414	52,624
ABC Bancorp	2,760	49,901
Acadia Realty Trust	5,076	94,667
Accredited Home Lenders Holding Co. (a)	3,761	165,484
Ace Cash Express Inc. (a)	2,011	51,401
Advance America Cash Advance Centers Inc.	12,136	$194,176
Advanta Corp.	4,700	132,352
Advent Software Inc. (a)	5,332	108,026
Affirmative Insurance Holding	911	14,439
Affordable Residential Communities Inc.	5,405	72,157
Alabama National Bancorporation	3,021	197,483
Alexander’s Inc. (a)	600	149,250
Alexandria Real Estate Equities Inc.	4,152	304,964
Alfa Corp.	10,104	148,731
Amcore Financial Inc.	5,293	158,155
Amegy Bancorp Inc.	15,130	338,609
American Campus Communities Inc.	4,095	92,875
American Equity Investment Life Holdings Co.	4,979	59,151
American Home Mortgage Investment Corp.	7,311	255,593
American Physicians Capital Inc. (a)	2,522	93,692
AmericanWest Bancorp (a)	962	19,192
Ames National Corp.	387	42,787
AMLI Residential Properties Trust	6,690	209,129
Anchor Bancorp Wisconsin Inc.	4,474	135,383
Anthracite Capital Inc.	10,555	125,077
Anworth Mortgage Asset Corp.	8,846	87,045
Apollo Investment Corp.	13,805	254,426
Arbor Realty Trust Inc.	2,047	58,749
Archipelago Holdings Inc. (a)	5,829	227,273
Ares Capital Corp.	3,501	62,423
Argonaut Group Inc. (a)	5,466	126,210
Arrow Financial Corp.	2,387	66,454
Ashford Hospitality Trust Inc.	4,134	44,647
Asset Acceptance Capital Corp. (a)	1,808	46,845
Asta Funding Inc.	2,534	70,395
Avatar Holdings Inc. (a)	1,175	59,067
Baldwin & Lyons Inc.	2,266	54,611
Banc Corp. (a)	472	4,994
BancFirst Corp.	827	71,941
BancorpSouth Inc.	16,029	378,284
BancTrust Financial Group Inc.	3,281	64,078
Bank Mutual Corp.	16,887	186,770
Bank of Granite Corp.	2,926	56,004
Bank of the Ozarks Inc.	2,305	75,696
BankAtlantic Bancorp Inc.	9,926	188,098
Bankrate Inc. (a)	1,754	35,326
BankUnited Financial Corp.	6,189	167,351
Banner Corp.	2,260	63,303
Bedford Property Investors Inc.	3,946	90,837
Berkshire Hills Bancorp Inc.	2,118	70,572
Beverly Hills Bancorp Inc.	2,249	24,627
BFC Financial Corporation (a)	360	3,071
Bimini Mortgage Management, Inc.	4,331	61,067
BioMed Realty Trust Inc.	8,266	197,144
BKF Capital Group Inc.	1,915	72,598

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Boston Private Financial Holdings Inc.	6,124	$154,325
Boykin Lodging Co. (a)	1,310	17,554
Brandywine Realty Trust	10,457	320,507
Bristol West Holdings Inc.	3,812	69,760
Brookline Bancorp Inc.	13,097	212,957
Calamos Asset Management Inc. Class A	5,009	136,445
Camden National Corp.	2,196	71,919
Capital Automotive REIT	8,111	309,597
Capital City Bank Group Inc.	2,112	85,325
Capital Corp. of the West	1,411	39,155
Capital Crossing Bank (a)	461	15,720
Capital Lease Funding Inc.	5,318	57,700
Capital Southwest Corp.	53	4,753
Capital Trust Inc.	2,780	92,880
Capitol Bancorp Ltd.	2,504	84,159
Cardinal Financial Corp. (a)	1,884	17,691
Cascade Bancorp	4,540	95,522
Cash America International Inc.	6,725	135,307
Cathay General Bancorp	9,701	327,021
CCC Information Services Group Inc. (a)	2,907	69,623
Cedar Shopping Centers Inc.	5,899	87,010
Center Financial Corp.	1,599	39,703
Central Coast Bancorp (a)	2,420	43,802
Central Pacific Financial Corp.	6,519	232,076
Ceres Group Inc. (a)	3,935	23,925
Charter Financial Corp.	800	27,952
CharterMac	9,256	203,262
Chemical Financial Corp.	5,577	184,654
Chittenden Corp.	9,004	244,909
Citizens & Northern Corp.	1,384	43,236
Citizens Banking Corp.	8,906	269,139
Citizens Inc. (a)	6,013	36,679
City Bank	2,445	75,844
City Holding Company	3,800	138,776
Clifton Savings Bancorp Inc.	389	4,108
CNA Surety Corp. (a)	2,515	37,348
Coastal Financial Corp.	4,730	69,720
CoBiz Inc.	3,520	63,818
Cohen & Steers Inc.	2,000	41,220
Collegiate Funding Services Inc. (a)	1,625	23,693
Colonial Properties Trust	7,244	318,736
Colony Bankcorp Inc.	156	4,686
Columbia Bancorp	1,692	61,673
Columbia Banking Systems Inc.	3,077	75,756
Commercial Capital Bancorp Inc.	8,471	141,550
Commercial Federal Corp.	7,403	249,333
Commercial Net Lease Realty Inc.	11,463	234,648
Community Bancorp NV (a)	214	6,638
Community Bank System Inc.	6,669	162,657
Community Banks Inc.	2,637	68,351
Community Trust Bancorp Inc.	3,207	104,933
CompuCredit Corp. (a)	4,225	144,833
Consolidated-Tomoka Land Co.	1,490	$128,140
Corporate Office Properties Trust Inc.	7,224	212,747
Correctional Properties Trust	3,238	91,635
Corus Bankshares Inc.	3,744	207,755
Cousins Properties Inc.	7,972	235,812
Crawford & Co.	6,408	47,547
Credit Acceptance Corp. (a)	1,187	17,674
CRIIMI MAE Inc. (a)	2,337	51,063
CRT Properties Inc.	7,341	200,409
CVB Financial Corp.	9,837	193,592
CyberSource Corp. (a)	6,286	45,951
Danielson Holdings Corp. (a)	10,017	122,107
Delphi Financial Group Inc.	4,993	220,441
Delta Financial Corp.	554	5,269
Digital Realty Trust Inc.	1,562	27,148
Dime Community Bancshares	7,452	113,270
Direct General Corp.	4,380	81,512
Donegal Group Inc.	573	11,437
Doral Financial Corp.	15,534	256,932
EastGroup Properties Inc.	5,088	214,256
ECC Capital Corp.	3,500	23,310
Education Realty Trust Inc.	4,753	86,980
eFunds Corp. (a)	10,332	185,873
Electro Rent Corp. (a)	2,786	40,508
EMC Insurance Group Inc.	536	9,691
Encore Capital Group Inc. (a)	3,536	60,112
Entertainment Properties Trust	5,697	262,062
Equity Inns Inc.	8,830	117,439
Equity Lifestyle Properties Inc.	4,674	185,838
Equity One Inc.	7,612	172,792
EuroBancshares Inc. (a)	1,829	29,355
Euronet Worldwide Inc. (a)	5,893	171,310
Extra Space Storage Inc.	4,692	67,236
Factset Research Systems Inc.	7,068	253,317
Farmers Capital Bank Corp.	2,132	73,852
FBL Financial Group Inc.	2,632	72,670
Federal Agricultural Mortgage Corp. Class C	2,848	62,798
FelCor Lodging Trust Inc. (a)	12,771	184,924
Fidelity Bankshares Inc.	5,895	156,335
Fieldstone Investment Corp.	6,154	88,618
Financial Federal Corp.	4,080	157,651
Financial Institutions Inc.	2,202	39,680
First Acceptance Corp. (a)	3,296	31,180
First Bancorp (North Carolina)	2,385	52,780
First BanCorp (Puerto Rico)	6,915	277,637
First Busey Corp.	2,920	56,385
First Cash Financial Services Inc. (a)	2,484	53,083
First Charter Corp.	6,755	148,407
First Citizens Bancshares Inc.	1,216	175,773
First Commonwealth Financial Corp.	15,434	211,446
First Community Bancorp Inc. (CA)	2,815	133,713
First Community Bancshares Inc.	2,481	80,633

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
First Financial Bancorp	8,035	$151,862
First Financial Bankshares Inc.	4,383	148,321
First Financial Corp. Indiana	2,948	84,696
First Financial Holdings Inc.	3,007	89,939
First Indiana Corp.	2,716	80,584
First Industrial Realty Trust Inc.	8,142	324,866
First Merchants Corp.	3,557	88,391
First Midwest Bancorp Inc.	8,820	310,199
First Niagara Financial Group Inc.	26,430	385,349
First Oak Brook Bancshares Inc.	1,500	42,330
First Place Financial Corp. Ohio	2,670	53,640
First Potomac Realty Trust	2,226	55,205
First Republic Bank	4,812	170,008
First State Bancorporation	2,998	57,831
FirstFed Financial Corp. (a)	3,413	203,449
Flagstar Bancorp Inc.	6,962	131,791
Flushing Financial Corp.	3,870	71,208
FNB Corp. (PA)	11,454	225,071
FNB Corp. (VA)	1,400	39,200
FPIC Insurance Group Inc. (a)	1,833	53,762
Franklin Bank Corp. (a)	2,875	53,935
Fremont General Corp.	11,744	285,732
Frontier Financial Corp.	5,755	145,371
Gabelli Asset Management Inc.	1,858	82,105
Gables Residential Trust	5,711	246,887
GB&T Bancshares Inc.	1,552	36,876
Getty Realty Corp.	4,299	119,082
GFI Group Inc. (a)	788	28,053
Glacier Bancorp Inc.	7,162	187,143
Gladstone Capital Corp.	2,249	52,627
Glenborough Realty Trust Inc.	6,915	142,380
Glimcher Realty Trust	8,490	235,597
GMH Communities Trust	6,674	92,435
Gold Banc Corp. Inc.	9,200	133,860
Government Properties Trust Inc.	7,081	68,827
Gramercy Capital Corp.	2,732	66,825
Great American Financial Resources Inc.	3,261	64,600
Great Southern Bancorp Inc.	2,520	78,851
Greater Bay Bancorp	10,356	273,088
Greenhill & Co. Inc.	2,352	95,280
Hancock Holding Co.	6,036	207,638
Hanmi Financial Corp.	7,950	132,765
Harbor Florida Bancshares Inc.	4,490	168,106
Harleysville Group Inc.	5,137	107,312
Harleysville National Corp.	5,882	136,227
Harris & Harris Group Inc. (a)	4,007	47,723
Heartland Financial USA Inc.	1,575	30,760
Heritage Commerce Corp. (a)	1,219	22,381
Heritage Property Investment Trust Inc.	6,122	214,392
Hersha Hospitality Trust	610	5,819
Highland Hospitality Corp.	6,748	70,517
Highwoods Properties Inc.	10,508	312,718
Hilb Rogal & Hobbs Co.	6,715	$230,996
Home Properties Inc.	5,826	250,635
HomeBanc Corp.	8,052	73,193
Homestore Inc. (a)	27,287	55,393
Horace Mann Educators Corp.	9,608	180,823
Hudson United Bancorp	7,227	260,895
Huron Consulting Group Inc. (a)	825	19,429
Iberiabank Corp.	1,561	96,173
IMPAC Mortgage Holdings Inc.	16,054	299,407
Independence Holding Co.	279	4,924
Independent Bank Corp. (MA)	3,051	86,069
Independent Bank Corp. (MI)	4,858	138,162
Infinity Property and Casualty Corp.	4,650	162,192
Inland Real Estate Corp.	12,221	196,514
Innkeepers USA Trust	6,456	96,453
Integra Bank Corp.	3,758	85,006
Interchange Financial Services Corp.	3,772	69,216
International Securities Exchange Inc. (a)	1,548	38,870
Investment Technology Group Inc. (a)	8,583	180,415
Investors Real Estate Trust	5,800	56,028
iPayment Inc. (a)	3,027	110,546
Irwin Financial Corp.	4,272	94,796
ITLA Capital Corp. (a)	1,001	53,954
Jones Lang LaSalle Inc. (a)	7,371	326,019
Kansas City Life Insurance Co.	929	44,638
Kilroy Realty Corp.	5,932	281,711
Kite Realty Group Trust	5,816	87,240
KMG America Corp. (a)	1,621	16,113
KNBT Bancorp Inc.	5,843	88,171
Knight Capital Group Inc. (a)	25,204	192,054
LaBranche & Co. Inc. (a)	11,613	73,162
Lakeland Bancorp Inc.	2,756	43,021
Lakeland Financial Corp.	1,200	48,816
LandAmerica Financial Group Inc.	3,533	209,754
LaSalle Hotel Properties	6,823	223,863
Lexington Corporate Properties Trust	10,684	259,728
LTC Properties Inc.	3,997	82,738
Luminent Mortgage Capital, Inc.	7,770	83,838
Macatawa Bank Corp.	1,936	67,160
MAF Bancorp Inc.	6,172	263,112
Maguire Properties Inc.	8,081	229,016
Main Street Banks Inc.	3,440	87,582
MainSource Financial Group Inc.	2,256	40,811
MarketAxess Holdings, Inc. (a)	3,571	40,352
Marlin Business Services Inc. (a)	785	15,779
MB Financial Inc.	4,527	180,310
MBT Financial Corp.	1,670	32,148
MCG Capital Corp.	7,900	134,932
McGrath RentCorp	4,226	100,156
Mercantile Bank Corp.	1,525	67,054
MeriStar Hospitality Corp. Inc. (a)	17,051	146,639
Metris Companies Inc. (a)	11,296	163,340

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
MFA Mortgage Investments Inc.	11,938	$88,938
Mid-America Apartment Communities Inc.	4,355	197,804
Mid-State Bancshares	5,523	153,374
Midland Co.	1,858	65,383
Midwest Banc Holdings Inc.	2,559	49,363
MoneyGram International Inc.	15,521	296,762
Morningstar Inc. (a)	801	22,548
MortgageIT Holdings Inc.	3,329	60,754
Nara Bancorp Inc.	4,152	60,951
NASB Financial Inc.	1,288	56,479
National Financial Partners Corp.	7,565	296,094
National Health Investors Inc.	6,437	180,687
National Penn Bancshares Inc.	6,874	171,713
National Western Life Insurance Co. (a)	400	77,556
Nationwide Health Properties Inc.	14,117	333,302
Navigators Group Inc. (a)	1,539	53,203
NBC Capital Corp.	2,127	51,771
NBT Bancorp Inc.	7,609	179,877
NCO Group Inc. (a)	6,290	136,053
Netbanc Inc.	11,231	104,673
NewAlliance Bancshares Inc.	18,552	260,656
Newcastle Investment Corp.	8,486	255,853
NGP Capital Resources Co.	3,754	56,047
Northern Empire Bancshares (a)	615	19,028
NorthStar Realty Finance Corp.	701	7,353
Northwest Bancorp Inc.	2,921	62,100
Novastar Financial Inc.	5,015	196,337
OceanFirst Financial Corp.	3,690	83,062
Ocwen Financial Corp. (a)	8,551	57,805
Odyssey Re Holdings Corp.	205	5,059
Ohio Casualty Corp.	13,129	317,459
Old National Bancorp	14,434	308,888
Old Second Bancorp Inc.	3,260	94,833
Omega Financial Corp.	1,800	55,890
Omega Healthcare Investors Inc.	9,756	125,462
Online Resources Corp. (a)	2,933	33,172
optionsXpress Holdings Inc.	2,776	42,195
Oriental Financial Group Inc.	4,655	71,035
Pacific Capital Bancorp	9,334	346,105
Park National Corp.	2,362	261,001
Parkway Properties Inc.	3,391	169,584
Partners Trust Financial Group Inc.	12,685	135,476
Peapack Gladstone Financial Corp.	1,694	46,924
Pennfed Financial Services Inc.	2,872	48,479
Pennrock Financial Services Corp.	2,088	74,938
Pennsylvania Real Estate Investment Trust	7,421	352,498
Peoples Bancorp Inc.	2,565	68,614
PFF Bancorp Inc.	4,591	139,061
Phoenix Co. Inc.	20,996	249,852
PICO Holdings Inc. (a)	2,922	86,959
Pinnacle Financial Partners Inc. (a)	916	21,984
Piper Jaffray Co. (a)	4,530	$137,848
Placer Sierra Bancshares	1,093	29,806
PMA Capital Corp. (a)	5,628	49,695
Portfolio Recovery Associates Inc. (a)	3,489	146,608
Post Properties Inc.	7,979	288,122
Premierwest Bancorp (a)	2,972	44,045
Prentiss Properties Trust	8,594	313,165
Presidential Life Corp.	4,502	77,029
PRG-Schultz International Inc. (a)	8,417	23,736
PrivateBancorp Inc.	3,769	133,347
ProAssurance Corp. (a)	5,717	238,742
Prosperity Banchares Inc.	4,104	117,415
Provident Bankshares Corp.	6,897	220,083
Provident Financial Holdings Inc.	502	14,111
Provident Financial Services Inc.	15,513	272,563
Provident New York Bancorp	7,980	96,638
PS Business Parks Inc.	3,930	174,688
QC Holdings, Inc. (a)	878	12,678
R&G Financial Corp. Class B	6,171	109,165
RAIT Investment Trust	5,992	179,460
Ramco-Gershenson Properties Trust	4,337	126,987
Redwood Trust Inc.	3,005	155,058
Renasant Corp.	2,492	76,654
Republic Bancorp Inc.	15,626	234,078
Republic Bancorp Inc. (Kentucky)	1,323	28,722
Resource America Inc.	3,464	133,468
RLI Corp.	4,812	214,615
Rockville Financial Inc. (a)	1,779	21,739
S&T Bancorp Inc.	5,946	214,651
Safety Insurance Group Inc.	1,800	60,768
Sanders Morris Harris Group Inc.	1,455	25,026
Sandy Spring Bancorp Inc.	2,977	104,284
Santander BanCorp	1,863	46,687
Saul Centers Inc.	3,342	121,482
Saxon Capital Inc.	11,301	192,908
SCBT Financial Corp.	1,848	58,489
Seacoast Banking Corp. of Florida	2,970	58,479
Security Bank Corp. (Georgia)	756	17,312
Selective Insurance Group Inc.	5,902	292,444
Senior Housing Properties Trust	11,903	225,086
Signature Bank (a)	1,122	27,377
Simmons First National Corp.	2,940	79,703
Sound Federal Bancorp Inc.	481	7,773
Southside Bancshares Inc.	1,290	26,445
Southwest Bancorp Inc.	3,288	67,338
Sovran Self Storage Inc.	3,730	169,566
Spirit Finance Corp. REIT	10,465	122,964
State Auto Financial Corp.	2,612	81,076
State Bancorp Inc.	2,475	55,985
State Financial Services Corp.	750	30,195
Sterling Bancorp	4,784	102,138
Sterling Bancshares Inc.	9,115	141,829
Sterling Financial Corp. PA	5,546	118,185

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Sterling Financial Corp. WA (a)	5,217	$195,116
Stewart Information Services Corp.	3,762	158,004
Stifel Financial Corp. (a)	1,569	37,907
Strategic Hotel Capital Inc.	5,396	97,128
Suffolk Bancorp	2,500	80,725
Summit Financial Group Inc.	1,017	33,246
Sun Bancorp Inc. (New Jersey) (a)	1,515	31,315
Sun Communities Inc.	4,293	159,657
Sunstone Hotel Investors, Inc.	5,645	136,948
Susquehanna Bancshares Inc.	10,021	246,416
SVB Financial Group (a)	6,908	330,893
SWS Group Inc.	4,306	73,977
SY Bancorp Inc.	3,142	71,795
Tanger Factory Outlet Centers Inc.	6,964	187,541
Tarragon Corp. (a)	2,135	53,909
Taubman Centers Inc.	10,797	368,070
Taylor Capital Group Inc.	604	23,707
Technology Investment Capital Corp.	2,711	40,123
Texas Capital Bancshares Inc. (a)	4,531	89,442
Texas Regional Bancshares Inc.	8,634	263,164
The Nasdaq Stock Market Inc. (a)	8,523	160,744
TierOne Corp.	5,285	143,382
TNS Inc. (a)	2,180	50,947
Tompkins Trustco Inc.	2,132	92,529
Tower Group, Inc.	2,115	33,057
Town & Country Trust	4,724	134,681
TradeStation Group Inc. (a)	4,016	34,457
Trammell Crow Co. (a)	7,623	184,782
Triad Guaranty Inc. (a)	2,232	112,470
Trico Bancshares	2,400	53,616
Trustco Bank Corp. NY	16,513	215,660
Trustmark Corp.	9,428	275,863
Trustreet Properties Inc.	7,605	126,319
U-Store-It Trust	5,230	99,632
UCBH Holdings Inc.	16,278	264,355
UICI	7,425	221,042
UMB Financial Corp.	2,930	167,098
Umpqua Holdings Corp.	9,952	234,270
Union Bankshares Corp.	1,700	65,654
United Bankshares Inc.	7,302	260,024
United Community Banks Inc.	6,409	166,762
United Community Financial Corp.	6,815	74,556
United Fire & Casualty Co.	3,027	134,459
United PanAm Financial Corp. (a)	808	22,147
United Rentals Inc. (a)	12,913	260,972
United Security Bancshares Inc.	1,196	36,789
Universal American Financial Corp. (a)	5,961	134,838
Universal Health Realty Income Trust	3,690	140,626
Univest Corp. of Pennsylvania	1,024	30,679
Unizan Financial Corp.	5,012	134,271
Urstadt Biddle Properties Inc.	4,525	78,373
USB Holding Co. Inc.	3,440	80,496
USI Holdings Corp. (a)	7,826	100,799
Vineyard National Bancorp	1,113	$35,126
Virginia Commerce Bancorp (a)	1,413	34,378
Virginia Financial Group Inc.	1,600	56,144
W Holding Co. Inc.	17,853	182,458
Waddell & Reed	13,556	250,786
Washington Real Estate Investment Trust	10,227	319,082
Washington Trust Bancorp Inc.	2,810	77,753
WesBanco Inc.	4,478	134,430
West Bancorporation Inc.	2,486	46,737
West Coast Bancorp (Oregon)	3,410	83,238
Westamerica Bancorporation	6,173	325,996
Western Sierra Bancorp (a)	654	22,138
Westfield Financial Inc.	1,364	33,063
Wilshire Bancorp Inc.	3,218	46,114
Winston Hotels Inc.	3,550	39,973
Wintrust Financial Corp.	4,953	259,290
World Acceptance Corp. (a)	3,552	106,738
Wright Express Corp. (a)	8,206	151,565
WSFS Financial Corp.	1,900	103,949
Yardville National Bancorp	2,149	76,827
Zenith National Insurance Corp.	2,777	188,447
ZipRealty Inc. (a)	1,035	13,289

		53,968,837

Health Care (12.07%)
Aastrom Biosciences Inc. (a)	23,558	73,737
Abaxis Inc. (a)	3,801	41,355
Abgenix Inc. (a)	18,728	160,686
Abiomed Inc. (a)	2,848	24,350
Acadia Pharmaceuticals Inc. (a)	1,158	9,727
Adolor Corp. (a)	9,490	87,783
Advanced Neuromodulation System Inc. (a)	4,305	170,822
Albany Molecular Research Inc. (a)	6,083	85,162
Alexion Pharmaceuticals Inc. (a)	6,475	149,184
Align Technology Inc. (a)	11,801	86,973
Alkermes Inc. (a)	19,816	261,968
Alliance Imaging Inc. (a)	5,240	54,810
Allied Healthcare International Inc. (a)	3,432	24,299
Allscripts Healthcare Solution Inc. (a)	6,372	105,839
Alpharma Inc.	8,830	127,770
Amedisys Inc. (a)	2,927	107,655
America Service Group Inc. (a)	2,488	39,435
American Dental Partners Inc. (a)	380	9,276
American Healthways Inc. (a)	6,652	281,180
American Medical Systems Holdings Inc. (a)	12,935	267,108
Amsurg Corp. (a)	6,561	181,674
Amylin Pharmaceuticals Inc. (a)	20,582	430,781
Analogic Corp.	2,547	128,165
Andrx Corp. (a)	13,476	273,698

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Angiodynamics Inc. (a)	222	$4,826
Animas Corp. (a)	1,948	39,252
Antigenics Inc. (a)	5,142	27,818
Applera Corp. - Celera Genomics Group (a)	16,826	184,581
Apria Healthcare Group Inc. (a)	9,363	324,334
Arena Pharmaceuticals Inc. (a)	5,357	36,535
Ariad Pharmaceuticals Inc. (a)	11,990	79,853
Arqule Inc. (a)	3,494	22,641
Array Biopharma Inc. (a)	5,659	35,652
Arrow International Inc.	4,653	148,431
Arthrocare Corp. (a)	5,070	177,146
Aspect Medical Systems Inc. (a)	3,206	95,346
Atherogenics Inc. (a)	8,554	136,693
AVANIR Pharmaceuticals - Class A (a)	9,470	26,516
Barrier Therapeutics Inc. (a)	2,356	18,683
Bentley Pharmaceuticals Inc. (a)	3,806	41,676
Beverly Enterprises Inc. (a)	23,674	301,607
Bio-Rad Laboratories Inc. (a)	3,741	221,505
Bio-Reference Labs Inc. (a)	2,005	27,829
Bioenvision Inc. (a)	6,313	45,959
BioMarin Pharmaceutical Inc. (a)	14,582	109,219
BioScrip Inc. (a)	2,824	16,944
Biosite Inc. (a)	3,188	175,308
Bone Care International Inc. (a)	4,454	146,848
Bruker BioSciences Corp. (a)	7,785	31,062
Cambrex Corp.	6,070	115,634
Candela Corp. (a)	3,984	41,633
Cantel Medical Corp. (a)	1,533	25,080
Caraco Pharmaceutical Laboratories Inc. (a)	1,966	16,868
Cell Genesys Inc. (a)	9,941	53,184
Cell Therapeutics Inc. (a)	13,818	37,447
Centene Corp. (a)	8,926	299,735
Cepheid Inc. (a)	9,141	67,095
CNS Inc.	2,284	52,189
Computer Programs & Systems Inc.	1,713	63,844
Conmed Corp. (a)	6,417	197,451
Connetics Corp. (a)	7,481	131,965
Conor Medsystems Inc. (a)	1,869	28,689
Corixa Corp. (a)	12,627	55,306
Corvel Corp. (a)	1,400	35,168
Cotherix Inc. (a)	1,836	18,709
Cubist Pharmaceuticals Inc. (a)	11,282	148,584
CuraGen Corp. (a)	9,629	49,493
Curis Inc. (a)	9,187	35,829
CV Therapeutics Inc. (a)	8,054	180,571
Cyberonics Inc. (a)	4,573	198,422
Cypress Bioscience Inc. (a)	6,588	86,962
Datascope Inc.	2,422	80,774
deCODE genetics Inc. (a)	11,320	106,295
Dendreon Corp. (a)	12,545	65,610
Diagnostic Products Corp.	4,602	217,813
Digene Corp. (a)	3,660	$101,309
Discovery Laboratories Inc. (a)	13,434	97,934
Diversa Corp. (a)	5,480	28,551
DJ Orthopedics Inc. (a)	4,628	126,946
Dov Pharmaceutical Inc. (a)	5,062	94,457
Durect Corp. (a)	5,070	25,806
DUSA Pharmaceuticals Inc. (a)	3,680	34,224
Eclipsys Corp. (a)	8,774	123,450
Encore Medical Corp. (a)	5,476	30,392
Encysive Pharmaceuticals Inc. (a)	12,926	139,730
Enzo Biochem Inc. (a)	6,053	108,530
Enzon Pharmaceuticals Inc. (a)	10,170	65,902
EPIX Pharmaceutical Inc. (a)	5,383	47,640
eResearch Technology Inc. (a)	10,352	138,613
Exelixis Inc. (a)	13,914	103,381
Eyetech Pharmaceuticals Inc. (a)	6,322	79,910
First Horizon Pharmaceutical Corp. (a)	6,014	114,507
Foxhollow Technologies, Inc. (a)	2,972	113,738
Genesis HealthCare Corp. (a)	4,288	198,449
Genitope Corp. (a)	3,612	46,378
Gentiva Health Services Inc. (a)	5,079	90,711
Geron Corp. (a)	11,421	88,399
GTx Inc. (a)	1,851	18,399
Haemonetics Corp. (a)	4,471	181,701
Healthcare Services Group Inc.	4,725	94,878
HealthExtras Inc. (a)	3,848	77,229
HealthTronics Inc. (a)	5,303	68,886
Hi-Tech Pharmacal Co. Inc. (a)	1,017	32,402
Hologic Inc. (a)	4,827	191,873
Hooper Holmes Inc.	11,274	46,787
Horizon Health Corp. (a)	1,860	43,505
Human Genome Sciences Inc. (a)	28,454	329,497
I-Flow Corp. (a)	4,094	68,124
ICOS Corp. (a)	12,178	257,808
ICU Medical Inc. (a)	2,265	72,865
Idenix Pharmaceuticals Inc. (a)	2,140	46,395
IDX Systems Corp. (a)	4,776	143,949
Illumina Inc. (a)	7,018	84,707
Immucor Inc. (a)	9,858	285,389
Immunogen Inc. (a)	9,200	53,268
Impax Laboratories Inc. (a)	11,125	174,663
Incyte Corp. (a)	16,720	119,548
Inspire Pharmaceuticals Inc. (a)	9,626	81,051
Integra LifeSciences Holdings Corp. (a)	4,654	135,897
InterMune Inc. (a)	7,007	91,371
IntraLase Corp. (a)	2,289	44,910
Introgen Therapeutics Inc. (a)	786	5,062
Intuitive Surgical Inc. (a)	7,389	344,623
Invacare Corp.	6,023	267,180
Inverness Medical Innovations Inc. (a)	3,596	98,171
IRIS International Inc. (a)	2,816	50,125
ISIS Pharmaceuticals Inc. (a)	12,039	47,072
ISTA Pharmaceuticals Inc. (a)	3,189	26,532

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Kensey Nash Corp. (a)	2,164	$65,439
Keryx Biopharmaceuticals Inc. (a)	5,021	66,277
Kindred Healthcare Inc. (a)	5,890	233,303
KV Pharmaceutical Co. (a)	8,226	137,786
Kyphon Inc. (a)	5,405	188,040
LabOne Inc. (a)	4,049	161,191
Landauer Inc.	2,101	109,063
Laserscope (a)	4,214	174,628
LCA-Vision Inc.	4,082	197,814
Lexicon Genetics Inc. (a)	13,789	68,118
Lifecell Corp. (a)	6,131	96,931
Ligand Pharmaceuticals Inc. (a)	16,395	113,945
Luminex Corp. (a)	5,282	51,975
Magellan Health Services Inc. (a)	5,614	198,230
MannKind Corp. (a)	2,808	28,220
Martek Biosciences Corp. (a)	6,085	230,926
Matria Healthcare Inc. (a)	3,774	121,636
Maxygen Inc. (a)	6,920	47,471
Medarex Inc. (a)	21,356	177,895
Medcath Corp. (a)	1,553	43,158
Medicines Co. (a)	10,633	248,706
Medicis Pharmaceutical Corp.	10,089	320,124
Mentor Corp.	6,292	260,992
Meridian Bioscience Inc.	1,312	24,862
Merit Medical Systems Inc. (a)	5,181	79,839
MGI Pharma Inc. (a)	13,565	295,174
Molecular Devices Corp. (a)	3,456	74,753
Molina Healthcare Inc. (a)	2,139	94,672
Momenta Pharmaceuticals Inc. (a)	1,580	31,237
Myogen Inc. (a)	4,455	31,140
Myriad Genetics Inc. (a)	7,127	111,538
Nabi Biopharmaceuticals (a)	13,137	200,077
Nanogen Inc. (a)	11,225	43,104
Nastech Pharmaceutical Co. Inc. (a)	3,667	52,181
National Healthcare Corp.	1,800	63,558
Nature’s Sunshine Products Inc.	2,600	45,344
NBTY Inc. (a)	10,503	272,448
NDCHealth Corp.	7,991	143,598
NeighborCare Inc. (a)	8,128	269,606
Nektar Therapeutics (a)	16,438	276,816
Neopharm Inc. (a)	4,087	40,829
Neurocrine Biosciences Inc. (a)	7,044	296,271
Neurogen Corp. (a)	3,620	24,688
Neurometrix Inc. (a)	1,035	20,731
New River Pharmaceuticals Inc. (a)	1,153	34,613
NitroMed Inc. (a)	2,440	47,458
Northfield Laboratories Inc. (a)	5,228	74,813
Noven Pharmaceuticals Inc. (a)	5,363	93,745
NPS Pharmaceuticals Inc. (a)	9,432	107,053
NuVasive Inc. (a)	2,684	44,608
Nuvelo Inc. (a)	8,688	67,158
OCA Inc. (a)	11,287	21,220
Odyssey HealthCare Inc. (a)	8,465	122,065
Onyx Pharmaceuticals Inc. (a)	7,549	$180,270
Option Care Inc.	4,105	57,881
OraSure Technologies Inc. (a)	8,248	82,398
Orchid Cellmark Inc. (a)	3,713	40,138
Owens & Minor Inc.	8,074	261,194
Pain Therapeutics Inc. (a)	5,717	38,590
PainCare Holdings Inc. (a)	4,136	17,909
Palomar Medical Technologies Inc. (a)	3,081	73,698
Par Pharmaceutical Cos. Inc. (a)	6,934	220,571
Parexel International Corp. (a)	6,168	122,435
Pediatrix Medical Group Inc. (a)	4,598	338,137
Penwest Pharmaceutical Co. (a)	4,153	49,088
Per-Se Technologies Inc. (a)	5,356	112,583
Perrigo Co.	14,733	205,378
Pharmion Corp. (a)	5,367	124,568
Phase Forward Inc. (a)	1,328	9,030
PolyMedica Corp.	5,942	211,892
Pozen Inc. (a)	5,400	44,280
PRA International (a)	1,637	43,839
Priority Healthcare Corp. (a)	7,661	194,283
Progenics Pharmaceuticals Inc. (a)	3,882	80,979
PSS World Medical Inc. (a)	15,040	187,248
Psychiatric Solutions Inc. (a)	4,057	197,616
Quality Systems Inc. (a)	1,674	79,314
Radiation Therapy Services Inc. (a)	1,861	49,410
Regeneron Pharmaceutical Inc. (a)	8,647	72,548
RehabCare Group Inc. (a)	3,964	105,958
Renovis Inc. (a)	4,512	68,898
Res-Care Inc. (a)	3,430	46,511
Rigel Pharmaceuticals Inc. (a)	4,869	96,990
Salix Pharmaceuticals Ltd. (a)	8,292	146,437
Savient Pharmaceuticals Inc. (a)	3,821	16,851
Seattle Genetics Inc. (a)	8,128	43,566
Serologicals Corp. (a)	7,542	160,268
SFBC International Inc. (a)	3,546	136,982
Somanetics Corp. (a)	2,775	62,354
SonoSite Inc. (a)	3,456	107,274
Specialty Laboratories Inc. (a)	2,100	17,661
Star Scientific Inc. (a)	4,897	21,890
StemCells Inc. (a)	14,756	62,123
Stereotaxis Inc. (a)	627	5,035
STERIS Corp.	14,186	365,573
Sunrise Senior Living Inc. (a)	3,360	181,373
SuperGen Inc. (a)	12,498	61,740
SurModics Inc. (a)	3,380	146,591
Sybron Dental Specialties Inc. (a)	8,187	307,995
Symbion Inc. (a)	2,855	68,092
Symmetry Medical Inc. (a)	1,094	25,753
Tanox Inc. (a)	5,970	69,968
Telik Inc. (a)	11,478	186,632
Tercica Inc. (a)	1,655	14,382
ThermoGenesis Corp. (a)	12,879	56,024
Thoratec Corp. (a)	11,086	170,059

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Transkaryotic Therapies Inc. (a)	6,176	$225,918
Trimeris Inc. (a)	4,008	40,000
TriPath Imaging Inc. (a)	5,666	48,501
United Therapeutics Corp. (a)	4,462	215,068
US Physical Therapy Inc. (a)	1,903	36,500
UTD Surgical Partners Inc. (a)	6,081	316,698
Ventana Medical Systems Inc. (a)	6,650	267,530
Vertex Pharmaceuticals Inc. (a)	18,936	318,882
ViaCell Inc. (a)	1,672	17,807
Viasys Healthcare Inc. (a)	6,977	157,610
Vicuron Pharmaceuticals Inc. (a)	12,835	358,096
ViroLogic Inc. (a)	10,165	25,209
VistaCare Inc. (a)	2,846	52,566
Vital Images Inc. (a)	1,895	34,015
Vital Signs Inc.	1,233	53,414
WellCare Health Plans Inc. (a)	3,390	120,379
West Pharmaceutical Services Inc.	6,569	184,260
Wilson Greatbatch Technologies Inc. (a)	4,859	116,130
Wright Medical Group, Inc. (a)	6,279	167,649
Young Innovations Inc.	881	32,888
Zoll Medical Corp. (a)	2,443	62,174
Zymogenetics Inc. (a)	4,493	79,077

		28,878,570

Materials & Processes (8.25%)
A Schulman Inc.	7,612	136,179
Aaon Inc. (a)	2,100	37,359
Acuity Brands Inc.	9,260	237,889
AK Steel Holding Corp. (a)	24,860	159,353
Albany International Corp. Class A	5,940	190,733
Aleris International Inc. (a)	5,948	134,127
Alico Inc. (a)	700	36,001
AM Castle & Co. (a)	1,059	16,372
AMCOL International Corp.	4,867	91,451
American Vanguard Corp.	2,394	50,059
Ameron International Corp.	2,237	83,664
Apogee Enterprises Inc.	5,880	90,376
Arch Chemicals Inc.	5,202	129,842
Armor Holdings Inc. (a)	6,461	255,920
Balchem Corp.	1,269	38,133
Barnes Group Inc.	3,307	109,462
Beacon Roofing Supply Inc. (a)	2,669	70,195
Bluegreen Corp. (a)	3,876	67,481
Bowater Inc.	11,061	358,045
Brookfield Homes Corp.	3,387	154,447
Brush Engineered Materials Inc. (a)	4,752	67,764
Buckeye Technologies Inc. (a)	6,119	48,768
Building Materials Holding Corp.	2,992	207,316
Cabot Microelectronics Corp. (a)	5,235	151,763
Calgon Carbon Corp.	6,895	61,021
California Coastal Communities Inc. (a)	1,123	38,597
Caraustar Industries Inc. (a)	6,462	67,851
Carpenter Technology Corporation	5,167	$267,651
Century Aluminum Co. (a)	4,516	92,126
Ceradyne Inc. (a)	5,257	126,536
Chesapeake Corp.	4,435	92,869
CIRCOR International Inc.	3,578	88,269
Clacor Inc.	10,727	313,765
Cleveland-Cliffs Inc.	4,624	267,082
Coeur d’Alene Mines Corp. (a)	52,371	190,107
Comfort Systems USA Inc. (a)	6,792	44,691
Commercial Metals Co.	12,743	303,538
Compass Minerals International Inc.	3,685	86,229
Delta & Pine Land Co.	8,182	205,041
Deltic Timber Corp.	2,486	94,543
Dixie Group Inc. (a)	1,308	23,034
Drew Industries Inc. (a)	1,715	77,861
Dycom Industries Inc. (a)	10,264	203,330
Dynamic Materials Corp.	784	30,333
Eagle Materials Inc.	3,675	340,268
ElkCorp	4,649	132,729
EMCOR Group Inc. (a)	3,220	157,458
Encore Wire Corp. (a)	4,350	50,416
Energy Conversion Devices Inc. (a)	4,654	104,157
EnerSys (a)	6,960	94,865
Ferro Corp.	9,029	179,316
Georgia Gulf Corp.	6,485	201,359
Gibraltar Industries Inc.	5,149	95,462
Glatfelter	6,608	81,939
Gold Kist Inc. (a)	9,698	209,283
GrafTech International Ltd. (a)	22,152	95,254
Granite Construction Inc.	7,479	210,160
Graphic Packaging Corp. (a)	13,034	47,574
Great Lakes Chemical Corp.	10,664	335,596
Greif Inc.	3,281	200,469
Griffon Corp. (a)	6,174	137,063
HB Fuller Co.	6,246	212,739
Hecla Mining Co. (a)	26,746	121,962
Hercules Inc. (a)	24,049	340,293
Hexcel Corp. (a)	8,870	150,080
Hughes Supply Inc.	12,159	341,668
Huttig Building Products (a)	567	6,186
Infrasource Services Inc. (a)	2,251	23,455
Innovo Group Inc. (a)	8,961	19,177
Insituform Technologies Inc. (a)	6,255	100,268
Interline Brands Inc. (a)	2,249	44,530
Jacuzzi Brands Inc. (a)	16,491	176,948
Kaydon Corp.	5,748	160,082
Kronos Worldwide, Inc.	1,333	40,243
Lancaster Colony Corp.	5,051	216,789
Lawson Products Inc.	834	32,376
Layne Christensen Co. (a)	1,731	34,386
Lennox International Inc.	10,522	222,751
Longview Fibre Co.	11,101	228,126
LSI Industries Inc.	3,668	51,132

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
MacDermid Inc.	6,355	$198,022
Maverick Tube Corp. (a)	8,889	264,892
Medis Technologies Ltd. (a)	3,211	53,303
Mercer International Inc.-SBI (a)	2,942	21,447
Metal Management Inc.	3,870	74,884
Metals USA Inc. (a)	4,809	91,467
Minerals Technologies Inc.	3,877	238,823
Mueller Industries Inc.	8,098	219,456
Myers Industries Inc.	5,005	62,563
NCI Building Systems Inc. (a)	4,496	147,469
Neenah Paper Inc.	2,850	88,264
NewMarket Corp. (a)	3,704	54,782
NL Industries Inc.	2,829	43,538
NN Inc.	2,400	30,432
NS Group Inc. (a)	4,648	151,106
Nuco2 Inc. (a)	1,702	43,690
Octel Corp.	2,646	47,628
Olin Corp.	14,669	267,563
OM Group Inc. (a)	6,046	149,276
Oregon Steel Mills Inc. (a)	7,746	133,309
Perini Corp. (a)	3,682	60,458
Pioneer Companies Inc. (a)	2,214	48,686
PolyOne Corp. (a)	20,012	132,479
Potlatch Corp.	5,560	290,955
Quanex Corp.	5,217	276,553
Quanta Services Inc. (a)	20,882	183,762
Raven Industries Inc.	2,710	63,468
Reliance Steel & Aluminum Co.	6,019	223,124
Roanoke Electric Steel Corp.	561	9,268
Rock-Tenn Co.	6,469	81,833
Royal Gold Inc.	3,421	68,831
RTI International Metals Inc. (a)	5,039	158,275
Ryerson Tull Inc.	5,256	75,003
Schnitzer Steel Industries Inc.	4,389	104,019
Schweitzer-Mauduit International Inc.	3,607	112,286
Senomyx Inc. (a)	4,004	66,106
Shaw Group Inc. (a)	15,047	323,661
Silgan Holdings Inc.	2,496	140,375
Simpson Manufacturing Co. Inc.	7,527	229,950
Spartech Corp.	5,828	103,738
Standard Register Co.	4,163	65,817
Steel Dynamics Inc.	8,378	219,922
Steel Technologies Inc.	2,058	34,780
Stepan Co.	1,373	30,343
Stillwater Mining Co. (a)	10,526	78,103
Sunterra Corp. (a)	4,420	71,648
Superior Essex Inc. (a)	2,325	41,176
Symyx Technologies Inc. (a)	6,713	187,830
Tejon Ranch Corp. (a)	1,924	99,028
Terra Industries Inc. (a)	14,631	99,637
Texas Industries Inc.	4,711	264,900
The Andersons Inc.	722	25,855
Titanium Metals Corp. (a)	1,479	83,992
Tredegar Corp.	7,219	$112,616
Trex Co. Inc. (a)	2,368	60,858
UAP Holding Corp.	4,962	82,369
Ultralife Batteries Inc. (a)	3,226	52,100
Universal Forest Products Inc.	3,617	149,925
URS Corp. (a)	7,700	287,595
USEC Inc.	18,311	268,073
Valence Technology Inc. (a)	12,237	34,264
Valmont Industries Inc.	3,664	94,531
Washington Group International Inc. (a)	5,544	283,409
Watsco Inc.	4,439	189,101
Wausau-Mosinee Paper Corp.	9,963	119,357
Wellman Inc.	7,045	71,789
Westlake Chemical Corp.	2,620	64,190
Wheeling-Pittsburgh Corp. (a)	2,010	30,914
Worthington Industries Inc.	11,333	179,061
WR Grace & Co. (a)	14,063	109,551
Xerium Technologies Inc. (a)	733	8,686
York International Corp.	8,000	304,000
Zoltek Companies Inc. (a)	1,082	12,151

		19,746,047

Oil & Gas (4.96%)
Alpha Natural Resources Inc. (a)	6,050	144,474
ATP Oil & Gas Corp. (a)	3,818	89,341
Atwood Oceanics Inc. (a)	2,750	169,290
Berry Petroleum Co.	3,839	203,006
Bill Barrett Corp. (a)	2,689	79,541
Bois d’Arc Energy Inc. (a)	1,358	20,030
Brigham Exporation Co. (a)	3,265	29,809
Cabot Oil & Gas Corp.	10,327	358,347
Cal Dive International Inc. (a)	8,026	420,322
Callon Petroleum Co. (a)	3,540	52,321
Calpine Corp. (a)	102,384	348,106
CARBO Ceramics Inc.	2,576	203,401
Carrizo Oil & Gas Inc. (a)	3,553	60,614
Cheniere Energy Inc. (a)	10,540	327,794
Cimarex Energy Co. (a)	16,849	655,595
Clayton Williams Energy Inc. (a)	1,425	42,736
Comstock Resources Inc. (a)	8,139	205,835
Delta Petroleum Corp. (a)	6,151	86,852
Dril-Quip Inc. (a)	2,188	63,474
Edge Petroleum Corp. (a)	3,371	52,655
Encore Acquisition Co. (a)	6,360	260,760
Endeavour International Corp. (a)	3,021	10,966
Energy Partners Ltd. (a)	6,526	171,046
Evergreen Solar Inc. (a)	6,522	41,936
Foundation Coal Holdings Inc.	4,120	106,873
Frontier Oil Corp.	11,736	344,452
FuelCell Energy Inc. (a)	9,957	101,661
FX Energy Inc. (a)	8,362	92,233
Gasco Energy Inc. (a)	8,629	31,927
Giant Industries Inc. (a)	2,466	88,776

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Global Industries Ltd. (a)	15,939	$135,481
Goodrich Petroleum Corp. (a)	1,712	35,233
Grey Wolf Inc. (a)	40,399	299,357
Gulf Island Fabrication Inc.	1,700	33,796
Hanover Compressor Co. (a)	17,550	202,000
Harvest Natural Resources Inc. (a)	8,515	93,069
Holly Corp.	4,917	229,476
Hornbeck Offshore Services Inc. (a)	2,659	72,032
Houston Exploration Co. (a)	5,282	280,210
Hydril (a)	3,939	214,085
Input/Output Inc. (a)	14,134	88,761
James River Coal Co. (a)	2,347	81,324
KCS Energy Inc. (a)	11,190	194,370
Lone Star Technologies Inc. (a)	6,202	282,191
Lufkin Industries Inc.	2,820	101,464
Markwest Hydrocarbon Inc.	854	19,813
McMoRan Exploration Co. (a)	4,522	88,224
Meridian Resource Corp. (a)	13,568	64,855
Mission Resources Corp. (a)	7,524	60,719
Newpark Resources Inc. (a)	17,316	129,870
Oceaneering International Inc. (a)	5,426	209,715
Oil States International Inc. (a)	7,341	184,773
Pacific Ethanol Inc. (a)	2,351	23,439
Parallel Petroleum Corp. (a)	5,072	44,887
Parker Drilling Co. (a)	18,307	128,332
Penn Virginia Corp.	4,279	191,143
PetroHawk Energy Corp. (a)	3,580	38,664
Petroleum Development Corp. (a)	3,588	114,278
Petroquest Energy Inc. (a)	5,126	33,678
Pioneer Drilling Co. (a)	3,155	48,145
Plug Power Inc. (a)	10,099	69,178
Remington Oil & Gas Corp. (a)	4,978	177,715
RPC Inc.	4,765	80,624
SEACOR Holdings Inc. (a)	3,472	223,250
Spinnaker Exploration Co. (a)	5,332	189,233
St. Mary Land & Exploration Co.	12,383	358,859
Stone Energy Corp. (a)	4,962	242,642
Superior Energy Services Inc. (a)	14,471	257,584
Swift Energy Co. (a)	6,110	218,860
Syntroleum Corp. (a)	7,208	73,954
Tetra Tech Inc. (a)	12,592	170,370
Tipperary Corp. (a)	809	5,056
Todco (a)	8,694	223,175
Toreador Resources Corp. (a)	2,859	69,445
TransMontaigne Inc. (a)	7,032	73,836
Tri-Valley Corp. (a)	4,585	63,869
Universal Compression Holdings Inc. (a)	3,936	142,641
Veritas DGC Inc. (a)	7,216	200,172
W&T Offshore Inc.	1,896	45,637
W-H Energy Services Inc. (a)	5,801	144,619
Warren Resources Inc. (a)	2,146	22,426
Whiting Petroleum Corp. (a)	6,308	$229,043

		11,869,745

Technology (13.53%)
3-D Systems Corp. (a)	2,089	50,261
3Com Corp. (a)	64,220	233,761
Actel Corp. (a)	6,191	86,055
Acxiom Corp.	16,567	345,919
Adaptec Inc. (a)	24,212	93,943
Adtran Inc.	12,338	305,859
Advanced Digital Information Corp. (a)	14,724	111,902
Aeroflex Inc. (a)	14,642	122,993
Agile Software Corp. (a)	11,074	69,766
Agilysys Inc.	6,388	100,292
Airspan Networks Inc. (a)	5,122	28,427
Altiris Inc. (a)	4,945	72,593
American Reprographics Co. (a)	721	11,601
American Science & Engineering Inc. (a)	1,628	72,218
AMICAS Inc. (a)	2,161	9,789
AMIS Holdings Inc. (a)	7,485	99,850
Amkor Technology Inc. (a)	16,529	74,381
Anaren Inc. (a)	5,020	66,013
Anixter International Inc. (a)	5,832	216,775
Ansoft Corp. (a)	1,347	32,544
Ansys Inc. (a)	6,835	242,711
Anteon International Corp. (a)	5,464	249,268
Applied Digital Solutions Inc. (a)	14,468	47,600
Applied Micro Circuits Corp. (a)	45,277	115,909
Arbinet-thexchange Inc. (a)	536	3,591
Ariba Inc. (a)	14,630	84,854
AsiaInfo Holdings Inc. (a)	7,157	39,435
Aspect Communications Corp. (a)	9,247	103,844
Aspen Technology Inc. (a)	9,344	48,589
Atheros Communications (a)	5,664	45,652
Atmel Corp. (a)	67,147	159,138
Audible Inc. (a)	4,806	83,480
Avocent Corp. (a)	9,627	251,650
BearingPoint Inc. (a)	34,809	255,150
BEI Technologies Inc.	2,685	71,636
Bel Fuse Inc.	2,350	71,816
Bell Microproducts Inc. (a)	4,034	37,920
Benchmark Electronics Inc. (a)	8,105	246,554
Black Box Corp.	3,630	128,502
Blackbaud, Inc.	1,002	13,527
Blackboard Inc. (a)	3,066	73,339
Blue Coat Systems Inc. (a)	2,429	72,579
Borland Software Corp. (a)	17,494	120,009
Bottomline Technologies Inc. (a)	1,674	25,060
Broadwing Corp. (a)	11,136	51,448
Brocade Communications Systems Inc. (a)	58,390	226,553
Catapult Communications Corp. (a)	1,590	27,125

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Checkpoint Systems Inc. (a)	8,406	$148,786
Ciber Inc. (a)	11,916	95,090
Ciena Corp. (a)	99,807	208,597
Cirrus Logic Inc. (a)	18,121	96,223
Click Commerce Inc. (a)	1,578	36,247
Coherent Inc. (a)	6,529	235,109
CommScope Inc. (a)	11,230	195,514
COMSYS IT Partners Inc. (a)	1,554	26,511
Comtech Telecommunications Corp. (a)	4,724	154,144
Concur Technologies Inc. (a)	5,656	59,558
Conexant Systems Inc. (a)	100,366	161,589
Covansys Corp. (a)	5,285	67,912
CSG Systems International Inc. (a)	10,931	207,470
Cubic Corp.	3,573	63,385
Cyberguard Corp. (a)	2,462	14,637
Cypress Semiconductor Corp. (a)	25,512	321,196
Daktronics Inc.	3,480	69,635
Dendrite International Inc. (a)	8,069	111,352
Digi International Inc. (a)	4,320	51,235
Digital Insight Corp. (a)	7,663	183,299
Digital River Inc. (a)	7,260	230,505
Digitas Inc. (a)	16,437	187,546
Diodes Inc. (a)	1,992	62,150
Ditech Communications Corp. (a)	6,645	43,126
Dot Hill Systems Corp. (a)	9,334	48,910
DRS Technologies Inc.	5,228	268,092
DSP Group Inc. (a)	6,214	148,328
DTS Inc. (a)	4,082	72,782
E-LOAN Inc. (a)	3,653	12,201
E.piphany Inc. (a)	15,062	52,416
Echelon Corp. (a)	6,800	46,784
eCollege.com Inc. (a)	3,810	45,339
EDO Corp.	3,549	106,151
Electronics for Imaging Inc. (a)	11,601	244,085
Emageon Inc. (a)	2,044	28,636
Emulex Corp. (a)	17,312	316,117
Endwave Corp. (a)	1,358	64,641
Entrust Inc. (a)	13,243	63,434
Epicor Software Corp. (a)	10,047	132,620
EPIQ Systems Inc. (a)	2,947	48,213
Equinix Inc. (a)	3,075	133,270
eSpeed Inc. (a)	5,972	53,211
Essex Corp. (a)	3,488	79,805
Exar Corp. (a)	9,648	143,659
Excel Technology Inc. (a)	2,261	54,942
Extreme Networks Inc. (a)	23,871	97,871
Fairchild Semiconductor International Inc. (a)	22,357	329,766
FalconStor Software, Inc. (a)	7,660	50,020
Fargo Electronics Inc. (a)	2,175	43,478
FileNet Corporation (a)	8,575	215,575
Finisar Corp. (a)	46,968	49,316
Formfactor Inc. (a)	6,722	177,595
Foundry Networks Inc. (a)	22,321	$192,630
Gartner Inc. (a)	13,623	144,676
Gateway Inc. (a)	49,425	163,102
Genesis Microchip Inc. (a)	7,324	135,201
Glenayre Technologies Inc. (a)	7,551	28,467
Harmonic Inc. (a)	16,117	77,845
Herley Industries Inc. (a)	2,500	45,600
Hutchinson Technology Inc. (a)	5,357	206,298
Hypercom Corp. (a)	10,454	67,637
Identix Inc. (a)	19,280	96,978
iGate Corp. (a)	4,500	16,110
II-VI Inc. (a)	5,190	95,444
Imation Corp.	6,806	264,005
Infocrossing Inc. (a)	4,006	49,955
Informatica Corp. (a)	19,047	159,804
Innovative Solutions & Support Inc. (a)	1,788	60,023
InPhonic, Inc. (a)	2,773	42,649
Integral Systems Inc.	650	14,710
Integrated Circuit Systems Inc. (a)	13,336	275,255
Integrated Device Technology Inc. (a)	22,581	242,746
Integrated Silicon Solution Inc. (a)	8,201	60,769
Inter-Tel Inc.	4,842	90,110
Intergraph Corp. (a)	5,826	200,764
Intermagnetics General Corp. (a)	6,373	196,033
International DisplayWorks Inc. (a)	5,150	41,200
Internet Capital Group Inc. (a)	10,730	78,651
Internet Security Systems Inc. (a)	8,352	169,462
Intervideo Inc. (a)	1,686	24,245
InterVoice Inc. (a)	8,226	70,990
Interwoven Inc. (a)	9,466	71,279
Ionatron Inc. (a)	3,556	30,546
Ixia (a)	7,411	144,070
IXYS Corp. (a)	5,453	77,324
j2 Global Communications Inc. (a)	4,475	154,119
Jack Henry & Associates Inc.	12,631	231,274
JAMDAT Mobile Inc. (a)	2,126	58,848
JDA Software Group Inc. (a)	6,519	74,186
Jupitermedia Corp. (a)	3,630	62,182
Kanbay International Inc. (a)	4,505	104,111
Keane Inc. (a)	10,923	149,645
Kemet Corp. (a)	19,185	120,865
Keynote Systems Inc. (a)	5,280	61,618
Komag Inc. (a)	6,237	176,944
Kopin Corp. (a)	14,780	75,378
Kronos Inc. (a)	6,774	273,602
LaBarge Inc. (a)	1,285	23,323
Lattice Semiconductor Corp. (a)	26,509	117,700
Lawson Software Inc. (a)	11,540	59,431
Leadis Technology Inc. (a)	3,252	26,179
LeCroy Corp. (a)	1,839	25,286
Lexar Media Inc. (a)	15,729	77,229
Lionbridge Technologies Inc. (a)	9,822	66,593
Macrovision Corp. (a)	10,561	238,045

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Magma Design Automation Inc. (a)	6,186	$51,715
Manhattan Associates Inc. (a)	6,403	123,002
ManTech International Corp. (a)	3,812	118,324
Mapinfo Corp. (a)	4,393	46,170
MatrixOne Inc. (a)	10,050	50,250
Maxtor Corp. (a)	47,883	248,992
McDATA Corporation (a)	26,983	107,932
Mentor Graphics Corp. (a)	17,540	179,785
Mercury Computer Systems Inc. (a)	4,775	130,692
Merge Technologies Inc. (a)	2,683	50,306
Methode Electronics Inc.	7,655	90,865
Micrel Inc. (a)	14,305	164,794
Micromuse Inc. (a)	17,520	99,163
Micros Systems Inc. (a)	8,001	358,045
Microsemi Corp. (a)	13,193	248,028
MicroStrategy Inc. (a)	3,186	168,985
Microtune Inc. (a)	10,783	54,077
MIPS Technologies Inc. (a)	8,453	60,862
Mobility Electronics Inc. (a)	5,610	51,332
Monolithic Power Systems Inc. (a)	1,766	15,682
Motive Inc. (a)	2,941	29,204
MRO Software Inc. (a)	4,523	66,081
MRV Communications Inc. (a)	25,245	54,782
MTS Systems Corp.	4,421	148,457
Multi-Fineline Electronix Inc. (a)	1,363	25,079
Ness Technologies, Inc. (a)	2,298	24,405
Netgear Inc. (a)	5,976	111,154
NetIQ Corp. (a)	12,539	142,318
Netlogic Microsystems Inc. (a)	2,605	46,187
NetScout Systems Inc. (a)	3,820	25,174
Newport Corp. (a)	9,538	132,197
Niku Corp. (a)	2,442	50,623
Novatel Wireless Inc. (a)	5,192	64,744
Omnivision Technologies Inc. (a)	12,302	167,184
ON Semiconductor Corp. (a)	27,697	127,406
Open Solutions Inc. (a)	3,385	68,749
Openwave Systems Inc. (a)	14,760	242,064
Oplink Communications Inc. (a)	31,934	54,607
Opsware Inc. (a)	12,308	63,017
Optical Communication Products Inc. (a)	5,452	10,359
OSI Systems Inc. (a)	3,260	51,475
Packeteer Inc. (a)	7,597	107,118
palmOne Inc. (a)	8,685	258,552
PAR Technology Corp. (a)	850	27,200
Parametric Technology Corp. (a)	59,497	379,591
Park Electrochemical Corp.	4,627	116,600
PDF Solutions Inc. (a)	3,353	43,991
Pegasystems Inc. (a)	1,660	9,794
Pericom Semiconductor Corp. (a)	4,853	39,503
Perot Systems Corp. (a)	16,874	239,948
Phoenix Technologies Ltd. (a)	2,088	16,245
Pinnacle Systems Inc. (a)	14,977	82,373
Pixelworks Inc. (a)	8,909	76,439
Plexus Corp. (a)	9,724	$138,373
PLX Technology Inc. (a)	4,846	49,235
PMC-Sierra Inc. (a)	33,787	315,233
Polycom Inc. (a)	18,526	276,223
PortalPlayer, Inc. (a)	2,960	61,627
Power Integrations Inc. (a)	6,626	142,923
Progress Software Corp. (a)	7,348	221,542
QAD Inc.	2,688	20,698
Quantum Corp. (a)	35,709	106,056
Quest Software Inc. (a)	11,635	158,585
Radiant Systems Inc. (a)	3,598	41,017
Radisys Corp. (a)	4,488	72,481
Rambus Inc. (a)	19,222	257,190
RealNetworks Inc. (a)	24,155	120,050
Redback Networks Inc. (a)	9,645	61,535
RF Micro Devices Inc. (a)	41,239	223,928
RightNow Technologies Inc. (a)	1,631	19,605
Rimage Corp. (a)	1,200	25,476
Rogers Corp. (a)	3,490	141,519
RSA Security Inc. (a)	15,250	175,070
S1 Corp. (a)	17,187	80,951
SafeNet Inc. (a)	5,455	185,797
Sapient Corp. (a)	18,229	144,556
ScanSoft Inc. (a)	18,714	70,739
Scansource Inc. (a)	2,816	120,919
SeaChange International Inc. (a)	5,729	40,218
Secure Computing Corp. (a)	8,398	91,370
Seebeyond Technology Corp. (a)	10,930	45,687
Semtech Corp. (a)	13,559	225,757
Serena Software Inc. (a)	6,034	116,456
SI International Inc. (a)	1,904	57,044
Sigmatel Inc. (a)	6,900	118,404
Silicon Image Inc. (a)	17,024	174,666
Silicon Laboratories Inc. (a)	8,355	218,985
Silicon Storage Technology Inc. (a)	19,095	76,953
SiRF Technology Holdings Inc. (a)	6,477	114,513
Skyworks Solutions Inc. (a)	33,221	244,839
SonicWALL Inc. (a)	12,457	67,143
Sonus Networks Inc. (a)	47,667	227,848
SPSS Inc. (a)	3,328	63,931
SS&C Technologies Inc.	3,179	100,711
Standard Microsystems Corp. (a)	4,526	105,818
Stellent Inc. (a)	4,586	34,395
Stratasys Inc. (a)	2,083	68,072
Supertex Inc. (a)	2,250	39,735
SupportSoft Inc. (a)	8,299	43,072
Sycamore Networks Inc. (a)	38,016	131,155
Sykes Enterprises Inc. (a)	5,288	50,130
Synaptics Inc. (a)	5,239	111,905
Syniverse Holdings Inc. (a)	2,661	37,254
SYNNEX Corp. (a)	1,565	27,403
Syntel Inc.	1,389	22,266
Sypris Solutions Inc.	1,100	13,607

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Talx Corp.	4,433	$128,158
Tekelec (a)	12,096	203,213
Telkonet Inc. (a)	5,308	26,168
Terremark Worldwide Inc. (a)	8,681	60,767
Tessera Technologies Inc. (a)	8,728	291,602
The Trizetto Group Inc. (a)	7,942	111,267
TIBCO Software Inc. (a)	40,757	266,551
Transaction Systems Architects Inc. (a)	8,146	200,636
TranSwitch Corp. (a)	9,415	19,301
Trident Microsystems Inc. (a)	5,419	122,957
Triquint Semiconductor Inc. (a)	30,310	100,932
TTM Technologies Inc. (a)	9,371	71,313
Tyler Technologies Inc. (a)	9,374	70,867
Ulticom Inc. (a)	2,460	26,101
Ultimate Software Group Inc. (a)	4,267	69,979
Universal Display Corp. (a)	4,950	50,886
UTStarcom Inc. (a)	17,595	131,787
Varian Inc. (a)	7,004	264,681
VASCO Data Security International Inc. (a)	5,715	55,436
VeriFone Holdings Inc. (a)	3,917	63,651
Verint Systems Inc. (a)	2,781	89,437
Verity Inc. (a)	6,483	56,856
ViaSat Inc. (a)	5,029	102,240
Vignette Corp. (a)	7,075	79,594
Virage Logic Corp. (a)	1,722	17,737
Vitesse Semiconductor Corp. (a)	48,173	100,682
Volterra Semiconductor Corp. (a)	3,764	56,046
WebEX Communications Inc. (a)	7,036	185,821
webMethods Inc. (a)	11,142	62,395
Websense Inc. (a)	4,978	239,193
Westell Technologies Inc. (a)	11,015	65,870
Wind River Systems Inc. (a)	15,279	239,575
Witness Systems Inc. (a)	5,281	96,273
Zhone Technologies Inc. (a)	8,644	28,957
Zoran Corp. (a)	9,600	127,584

		32,377,889

Telecommunications (0.73%)
Alaska Communications Systems Group Inc.	1,416	14,033
Centennial Communications Corp. (a)	3,662	50,828
Cincinnati Bell Inc. (a)	54,384	233,851
Commonwealth Telephone Enterprises Inc.	4,733	198,360
CT Communications Inc.	3,973	51,848
Dobson Communications Corp. (a)	20,373	86,789
General Communication Inc. (a)	9,349	92,275
Golden Telecom Inc.	3,993	122,505
Intrado Inc. (a)	4,152	62,114
North Pittsburgh Systems Inc.	3,186	62,318
Price Communications Corp. (a)	10,310	178,363
Shenandoah Telecommunications Co.	1,600	$63,600
SureWest Communications	3,514	90,134
Talk America Holdings Inc. (a)	6,624	66,306
Time Warner Telecom Inc. (a)	11,781	69,743
Ubiquitel Inc. (a)	14,748	120,344
US Unwired Inc. (a)	29,212	170,014

		1,733,425

Utilities & Energy (3.07%)
Allete Inc.	4,155	207,335
American States Water Co.	3,874	113,779
Aquila Inc. (a)	53,276	192,326
Atlas America Inc. (a)	428	15,917
Avista Corp.	11,156	207,390
Black Hills Corp.	6,817	251,206
California Water Service Group	4,151	155,829
Cascade Natural Gas Corp.	2,786	57,113
Central Vermont Public Service Corp.	3,400	62,900
CH Energy Group Inc.	3,726	181,195
Cleco Corp.	11,167	240,872
Connecticut Water Services Inc.	1,625	40,609
Crosstex Energy Inc.	1,271	61,389
Duquesne Light Holdings Inc.	16,562	309,378
El Paso Electric Co. (a)	10,936	223,641
Empire District Electric Co.	6,968	166,953
EnergySouth Inc.	1,800	49,878
FairPoint Communications Inc.	5,359	86,548
GlobeTel Communications Corp. (a)	4,278	11,936
Idacorp Inc.	8,551	261,917
IDT Corp. Class B (a)	9,360	123,178
Iowa Telecommunications Service Inc.	4,782	89,663
KFX Inc. (a)	11,531	164,778
Laclede Group Inc.	4,929	156,545
Level 3 Communications Inc. (a)	119,379	242,339
MGE Energy Inc.	3,692	134,315
Middlesex Water Co.	2,736	53,133
New Jersey Resources Corp.	4,615	222,674
Nicor Inc.	6,739	277,445
Northwest Natural Gas Co.	5,152	197,013
NorthWestern Corporation	5,374	169,389
Otter Tail Corp.	6,139	167,779
Peoples Energy Corp.	6,380	277,275
Premiere Global Services Inc. (a)	13,363	150,868
RCN Corp. (a)	4,567	105,452
Sierra Pacific Resources (a)	26,025	324,011
SJW Corp.	1,941	91,246
South Jersey Industries Inc.	3,550	216,976
Southwest Gas Corp.	7,714	196,784
Southwest Water Co.	2,938	34,757
Tetra Technologies Inc. (a)	5,057	161,065
UIL Holdings Corp.	3,149	169,448
Unisource Energy Corp.	7,134	219,371
USA Mobility Inc. (a)	5,606	164,592

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
Valor Communications Group Inc.	5,206	$71,843
WGL Holdings Inc.	7,963	267,875

		7,347,925

Total Common Stocks (cost $206,124,883)		235,300,716

Short-term Investments (1.58%)
U.S. Treasury Bills, 2.800%, 08/04/2005 (b)	$3,799,000	3,788,599

Total Short-term Investments (cost $3,788,779)		3,788,599

TOTAL INVESTMENTS (99.93%) (cost $209,913,662)		239,089,315
OTHER ASSETS, NET OF LIABILITIES (0.07%)		162,343

NET ASSETS (100.00%)		$239,251,658

(a)	Non-income producing security.

(b)	At June 30, 2005, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.72%)
Australia (5.41%)
Alinta Ltd.	6,531	$48,471
Alumina Ltd.	33,907	143,762
Amcor Ltd.	25,724	131,193
AMP Ltd.	52,913	260,595
Ansell Ltd.	5,217	39,871
APN News & Media Ltd.	7,974	31,199
Aristocrat Leisure Ltd.	8,867	78,295
Australia & New Zealand Banking Group Ltd.	51,776	857,209
Australian Gas & Light Co.	12,931	140,067
Australian Stock Exchange	2,887	50,830
Axa Asia Pacific Holdings	22,409	74,713
Babcock & Brown Ltd. (a)	3,772	39,652
BHP Billiton Ltd.	101,676	1,404,733
Billabong International Ltd.	3,204	33,242
Bluescope Steel	21,227	132,980
Boral Ltd.	17,910	88,342
Brambles Industries Ltd.	27,608	171,694
Caltex Australian Ltd.	3,559	42,939
Centro Properties Group	22,727	101,896
CFS Gandel Retail Trust	35,700	45,518
Challenger Financial Service (a)	10,032	23,825
Coca-Cola Amatil Ltd.	14,114	84,767
Cochlear Ltd.	1,423	42,461
Coles Myer Ltd.	33,231	234,236
Commonwealth Bank of Australia	36,132	1,043,765
Commonwealth Property Office	35,774	34,447
Computershare Ltd.	10,709	47,769
CSL Ltd.	5,621	144,278
CSR Ltd.	27,982	57,084
DB Reef Trust	71,145	73,922
DCA Group Ltd.	9,310	26,859
Downer Edi Ltd.	7,006	28,425
Foster’s Group Ltd.	59,741	241,926
Futuris Corp. Ltd.	14,491	20,076
General Property Trust	60,845	169,051
Harvey Norman Holdings Ltd.	13,901	26,454
Iluka Resources Ltd.	6,645	38,088
ING Industrial Fund	20,392	32,442
Insurance Australia Group	45,834	209,682
Investa Property Group	40,599	59,954
James Hardie Industries Ltd.	14,248	82,318
John Fairfax Holdings Ltd.	26,931	88,149
Leighton Holdings Ltd.	4,775	41,799
Lend Lease Corp. Ltd.	10,206	100,684
Lion Nathan Ltd.	7,514	43,355
Macquarie Airports	17,111	46,629
Macquarie Bank Ltd.	6,368	289,627
Macquarie Communications Infrastructure Group	7,433	35,645
Macquarie Goodman Group	31,994	99,364
Macquarie Infrastructure Grp.	61,291	194,084
Mayne Group Ltd.	18,392	66,360
Mirvac Group	24,096	$65,480
Multiplex Group	15,599	34,553
National Australia Bank Ltd.	44,126	1,033,189
Newcrest Mining Ltd.	9,618	127,243
Onesteel Ltd.	14,975	30,207
Orica Ltd.	8,032	108,828
Origin Energy Ltd.	21,858	126,618
Pacific Brands Ltd.	15,740	27,197
Paperlinx Ltd.	12,720	29,144
Patrick Corp. Ltd.	17,548	74,669
Perpetual Trustees Australia	1,149	50,229
Publishing & Broadcasting	3,610	40,807
Qantas Airways Ltd.	25,282	64,854
QBE Insurance Group Ltd.	21,511	262,478
Rinker Group Ltd.	27,902	297,346
Rio Tinto Ltd.	8,044	274,437
Santos Ltd.	17,611	151,750
SFE Corp. Ltd.	3,383	27,425
Sonic Healthcare Ltd.	6,818	65,237
Stockland	36,676	154,106
Suncorp-Metway Ltd.	15,327	234,622
Tabcorp Holding Ltd.	15,578	194,471
Telstra Corp. Ltd	61,063	235,195
Toll Holdings Ltd.	6,534	64,956
Transurban Group	22,782	129,195
Unitab Ltd.	2,943	31,923
Wesfarmers Ltd.	10,678	325,205
Westfield Group	41,649	562,415
Westpac Banking Corp.	51,627	784,004
Woodside Petroleum Ltd.	13,254	295,102
Woolworths Ltd.	29,958	376,495

		13,924,106

Austria (0.45%)
Andritz AG	285	27,195
Bank Austria Creditanstalt	1,066	111,251
Boehler-Uddeholm	249	32,965
Erste Bank Der Oester Spark	3,665	183,484
Flughafen Wien AG	288	18,681
Immofinaz Immobillien Anlagen AG (a)	8,821	80,808
Mayr-Melnhof Karton AG	179	24,803
Meinl European Land Ltd. (a)	1,701	29,477
Oest Elektrizatswirts Class A	218	60,147
OMV AG	506	220,435
RHI AG (a)	568	15,479
Telekom Austria	10,038	195,210
VA Technologie AG (a)	261	20,530
VoestAlpine AG	763	53,462
Wienerberger AG	1,780	82,651

		1,156,578

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (1.32%)
Agfa Gevaert NV	2,844	$78,642
Barco NV	307	21,901
Bekaert NV	405	30,436
Belgacom SA	4,716	161,225
Cofinimmo	134	21,016
Colruyt SA	497	67,783
Compagnie Maritime Belge	530	16,522
D’ieteren SA	84	17,383
Delhaize Group	1,993	119,627
Dexia	16,262	358,363
Electrabel SA	777	339,537
Euronav SA	636	18,664
Fortis	33,200	922,062
Groupe Bruxelles Lambert SA	2,000	173,294
InBev	5,187	175,569
KBC Bankverzekerings Holding	5,154	407,283
Mobistar SA	836	69,907
Omega Pharma SA	599	30,952
Solvay SA	1,855	190,698
UCB SA	2,455	119,401
Umicore	655	52,592

		3,392,857

Denmark (0.79%)
A P Moller-Maersk A/S	35	334,246
Bang & Olufsen Class B	395	27,746
Carlsberg A/S Class B	899	46,139
Coloplast Class B	708	41,108
Dampskibsselskabet Torm A/S	450	24,265
Danisco A/S	1,515	98,422
Danske Bank	12,440	374,282
DSV De Sammenslut Vogn Class B (a)	580	49,266
FLS Industries A/S Class B	578	11,734
GN Store Nord	6,110	69,216
H. Lundbeck A/S	1,542	38,818
Kobenhavns Lufthavne A/S	141	33,526
Nordiske Kabel Traadfabri	538	20,141
Novo Nordisk A/S	6,860	349,287
Novozymes A/S Class B	1,549	76,731
Ostasiatiske Kompagni	700	49,455
TDC A/S	5,460	234,108
Topdanmark A/S (a)	648	47,254
Vestas Wind Systems A/S (a)	4,621	76,740
William DeMant Holding (a)	774	38,529

		2,041,013

Finland (1.51%)
Amer Group	2,082	39,557
Cargotec Corp. (a)	1,028	28,700
Elisa Corp Class A	4,113	64,407
Fortum OYJ	9,782	156,849
KCI Konecranes OYJ	347	14,802
Kesko OYJ	1,987	$49,871
Kone Corp. OYJ Class B (a)	1,028	61,580
Metso OYJ	3,363	73,337
Neste Oil OYJ (a)	3,731	96,622
Nokia OYJ	132,461	2,220,123
Nokian Renkaat OYJ	2,750	50,118
Orion-Yhtyma Class B	2,045	39,448
Outokumpo OYJ	2,996	38,613
Pohjola Group PLC	1,812	26,313
Rautaruukki OYJ	2,051	30,653
Sampo Insurance Co.	11,201	174,587
Stora Enso OYJ R	17,926	229,513
Tietoenator Corp. OYJ	2,312	70,506
UPM-Kymmene OYJ	14,893	286,021
Uponor OYJ	1,644	32,051
Wartsila OYJ Class B	1,724	49,779
YIT-Yhtyma OYJ	1,519	50,735

		3,884,185

France (9.46%)
Accor SA	5,735	269,072
Air France	3,523	53,548
Air Liquide	3,124	532,674
Alcatel SA (a)	35,155	385,863
Alstom (a)	126,475	125,504
Arcelor	14,287	280,434
Atos Origin (a)	1,589	100,761
Autoroutes Du Sud De La France	1,684	96,392
AXA Co.	40,528	1,013,759
BNP Paribas	22,709	1,558,190
Bouygues	5,791	240,093
Business Objects SA (a)	1,980	53,026
Cap Gemini (a)	3,630	115,444
Carrefour SA	15,987	775,801
Casino Guichard Perrachon	1,079	75,799
CNP Assurances	1,017	65,105
Compagnie De Saint-Gobain	8,863	492,196
Compagnie Generale des Etablissements Michelin Class B	4,088	249,086
Credit Agricole SA	18,796	476,756
Dassault Systemes SA	1,552	75,220
Essilor International	2,805	191,788
Euronext	2,738	92,742
European Aeronautic Defense	6,989	222,861
France Telecom SA	41,957	1,226,706
Gecina SA	265	30,081
Groupe Danone	6,812	599,306
Hermes International SCA	261	52,652
Imerys SA	948	65,334
Klepierre	660	62,977
L’Oreal	8,688	623,993
Lafarge SA	4,852	442,429

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Lagardere SCA	3,419	$253,422
LVMH Moet Hennessy Louis Vuitton SA	7,041	544,471
Neopost SA	836	73,600
Pagesjuanes	3,355	78,400
Pernod-Ricard	1,454	232,262
Peugeot SA	4,506	267,085
Pinault-Printemps-Redoute	1,952	201,497
Publicis Groupe SA	3,766	111,338
Renault SA	5,351	472,065
Sagem SA	4,878	101,120
Sanef (a)	465	24,951
Sanofi-Aventis	30,157	2,477,976
Schneider Electric SA	6,491	489,765
SCOR SA	18,976	38,120
Societe BIC SA	856	51,080
Societe des Autoroutes Paris	981	58,194
Societe Generale Class A	9,458	963,147
Societe Television Francaise 1	3,413	90,783
Sodexho Alliance	2,848	88,265
STMicroelectronics NV	18,089	290,267
Suez SA	23,388	634,836
Technip-Coflexip SA	2,518	116,889
Thales SA	2,198	89,346
Thomson Multimedia	7,396	177,215
Total SA	16,286	3,829,362
Unibail	1,216	156,131
Valeo	1,942	87,189
Veolia Environnement	8,665	325,798
Vinci SA	4,140	344,689
Vivendi Universal SA	30,495	961,706
Zodiac SA	1,102	59,198

		24,335,759

Germany (6.42%)
Adidas-Salomon AG	1,303	218,406
Allianz AG	9,900	1,137,787
Altana AG	1,971	112,892
BASF AG	15,367	1,022,801
Bayer AG	18,583	620,450
Bayerische Hypo-Und Vereinsbank (a)	16,020	417,006
Beiersdorf AG	461	51,743
Celesio AG	1,090	85,726
Commerzbank AG	12,792	278,025
Continental AG	3,712	267,683
DaimlerChrysler AG	24,348	989,426
Deutsche Bank AG	13,789	1,079,800
Deutsche Boerse AG	3,016	236,289
Deutsche Lufthansa	6,549	80,521
Deutsche Post AG	13,949	326,129
Deutsche Telekom AG	77,305	1,431,325
Douglas Holding AG	1,264	45,736
E.On AG	17,745	1,582,213
Epcos AG (a)	1,433	17,966
Fresenius Medical Care	1,112	$95,100
HeidelbergCement AG	1,910	137,504
Hiedelberger Druckmaschinen (a)	1,280	37,486
Hochtief AG	1,605	56,326
Hypo Real Estate Holding	3,803	144,923
Infineon Technologies AG (a)	17,716	165,509
IVG Immobilien AG	1,682	31,244
Karstadtquelle AG (a)	1,592	21,192
Linde AG	2,393	161,649
MAN AG	4,023	167,133
Merck KGaA	1,303	103,865
Metro AG	4,208	208,836
MLP AG	1,705	31,878
Muenchener Rueckvers AG	5,203	554,840
Premiere AG (a)	1,080	37,379
Puma AG	470	116,416
RWE AG	11,874	767,034
SAP AG	6,277	1,093,916
Schering AG	4,655	286,620
Siemens AG	22,852	1,668,663
Suedzucker AG	1,553	31,103
ThyssenKrupp AG	10,043	174,889
TUI AG	4,201	104,168
Volkswagen AG	6,383	292,136
Wincor Nixdorf AG	411	33,578

		16,525,311

Greece (0.58%)
Alpha Bank AE	8,064	215,081
Bank of Piraeus	4,578	85,317
Coca-Cola Hellenic Bottling	2,970	80,653
Cosmote Mobile Telecommunication	3,740	68,342
Duty Free Shops	860	14,966
EFG Eurobank Ergasias	5,610	173,118
Emporiki Bank of Greece SA (a)	1,627	48,396
Folli-Follie SA	400	11,724
Germanos SA	670	22,443
Greek Org of Football Prognostics SA	4,340	125,629
Hellenic Exchanges SA	1,570	11,552
Hellenic Petroleum SA	3,019	32,296
Hellenic Technodomiki Tev SA	3,096	15,586
Hellenic Telecommunications Org (a)	6,919	134,303
Hyatt Regency SA	925	10,119
Intracom SA	2,430	12,351
National Bank of Greece	7,508	255,130
Public Power Corp.	3,059	76,406
Technical Olympic SA	2,490	15,006
Titan Cement Co. SA	1,870	57,751
Viohalco	2,850	18,348

		1,484,517

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (1.75%)
ASM Pacific Technology	6,000	$28,104
Bank of East Asia	37,405	110,468
BOC Hong Kong Holdings Ltd.	105,000	198,623
Cathay Pacific Airways Ltd.	30,000	54,626
Cheung Kong Holdings Ltd.	43,000	419,154
Cheung Kong Infrastructure	12,000	35,748
CLP Holdings Ltd.	51,283	294,328
Espirit Holdings Ltd.	26,500	191,819
Giordano International Ltd.	44,000	30,292
Hang Lung Properties Ltd.	52,000	76,618
Hang Seng Bank Ltd.	21,774	297,007
Henderson Land Development Co.	21,000	100,528
Hong Kong & China Gas Co. Ltd.	106,534	216,605
Hong Kong Exchange & Clearing	30,000	77,596
HongKong Electric	40,000	182,731
Hopewell Holdings	16,000	41,076
Hutchison Telecommunications International Ltd. (a)	38,000	37,653
Hutchison Whampoa Ltd.	61,210	553,340
Hysan Development Co.	17,000	35,330
Johnson Electric Holdings	44,716	41,143
Kerry Properties Ltd.	16,000	35,620
Kingboard Chemicals Holdings Co. Ltd.	16,000	51,062
Li & Fung Ltd.	46,000	95,599
MTR Corp.	36,000	69,489
New World Development	64,800	79,634
Orient Overseas International Ltd.	6,600	28,877
PCCW Ltd.	106,000	66,156
SCMP Group Ltd.	36,000	15,751
Shangri-La Asia Ltd.	32,271	49,833
Sino Land Co.	42,000	44,859
SmarTone Telecommunications Holdings Ltd.	5,000	5,501
Solomon Systech International Ltd.	46,000	16,278
Sun Hung Kai Properties	38,000	375,306
Swire Pacific Ltd. Class A	27,000	238,869
Techtronic Industries	27,500	69,537
Television Broadcasts Ltd.	8,000	45,194
Texwinca Holdings Ltd.	18,000	14,940
Wharf Holdings Ltd.	35,114	123,358
Wing Hang Bank Ltd.	4,000	26,123
Yue Yuen Industrial Holdings	13,500	41,346

		4,516,121

Ireland (0.86%)
Allied Irish Bank PLC	24,660	528,209
Bank of Ireland	27,794	451,380
CRH PLC	15,048	399,717
DCC PLC	2,156	43,050
Depfa Bank PLC	9,853	157,869
Elan Corp. PLC (a)	11,115	75,997
Fyffes PLC	8,271	24,723
Grafton Group PLC (a)	6,064	$70,301
Greencore Group PLC	2,794	12,172
Iaws Group PLC	2,390	33,435
Independent News & Media PLC	16,318	50,355
Irish Life & Permanent PLC	7,589	132,890
Kerry Group PLC Class A	3,805	93,934
Kingspan Group PLC	3,636	42,945
Paddy Power PLC	863	14,736
Ryanair Holdings PLC (a)	9,352	72,318

		2,204,031

Italy (3.91%)
Alleanza Assicurazioni	12,056	131,014
Arnoldo Mondadori Editore	3,562	33,946
Assicurazione Generali Itl	27,150	847,674
Autogrill SpA	3,779	49,847
Autostrade SpA	8,046	213,822
Banca Antonveneta SpA	6,580	212,606
Banca Fideuram SpA	9,185	43,627
Banca Intesa SpA	93,324	427,463
Banca Intesa	26,794	114,622
Banca Monte Dei Paschi Siena	32,096	113,319
Banca Nazionale del Lavoro SpA (a)	39,445	136,282
Banca Popolare Di Verona	10,569	180,084
Banche Popolari Unite SCRL	9,845	195,388
Banco Popolare di Milano SCRL	11,081	109,356
Benetton Group	1,758	16,222
Bulgari SpA	3,409	38,222
Capitalia SpA	40,327	225,952
Edison SpA (a)	25,576	56,949
Enel SpA	103,666	903,250
ENI SpA	74,165	1,912,589
Fiat SpA (a)	15,210	110,622
FinecoGroup SpA	5,048	45,266
Finmeccanica SpA	169,526	158,480
Gruppo Editoriale L’Espresso	5,499	30,079
Italcementi SpA	2,020	31,559
Lottomatica SpA	724	23,603
Luxottica Group SpA	3,880	80,432
Mediaset SpA	23,518	277,203
Mediobanca SpA	13,878	260,146
Mediolanum SpA	7,055	44,139
Pirelli & Co.	76,738	80,049
Riunione Adriatica di Sicurta SpA	8,591	167,278
San Paolo - IMI SpA	31,335	430,772
Seat Pagine Gaille (a)	118,660	49,541
Snam Rete Gas	26,949	144,310
Telecom Italia Media SpA (a)	38,241	18,418
Telecom Italia RNC SpA	166,220	431,469
Telecom Italia SpA	303,682	948,151
Terna SpA	34,180	88,620
Tiscali SpA (a)	4,618	13,175

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
UniCredito Italiano SpA	125,987	$665,883

		10,061,429

Japan (21.51%)
77 Bank Ltd.	10,000	61,581
Acom Co. Ltd.	2,080	133,341
Aderans Co. Ltd.	900	21,301
Advantest Corp.	1,990	146,949
Aeon Co. Ltd.	18,100	275,963
Aeon Credit Service Co. Ltd.	800	50,059
Aiful Corp.	1,800	134,217
Aisin Seiki Co. Ltd.	5,200	112,758
Ajinomoto Co. Inc.	17,000	189,298
Alfresa Holdings Corp.	600	26,778
All Nippon Airways Co. Ltd.	13,000	39,618
Alps Electric Co. Ltd.	5,000	76,549
Amada Co. Ltd.	10,000	68,073
Amano Corp.	2,000	23,839
Anritsu Corp.	2,000	12,208
Aoyama Trading Co. Ltd.	1,600	40,321
Ariake Japan Co. Ltd.	440	10,116
Asahi Breweries Ltd.	11,100	132,307
Asahi Glass Co. Ltd.	28,000	294,365
Asahi Kasei Corp.	35,000	166,622
Asatsu DK Inc.	800	22,288
Astellas Pharma Inc.	15,451	527,989
Autobacs Seven Co. Ltd.	600	20,179
Bandai Co. Ltd.	2,200	44,432
Bank of Fukuoka Ltd.	15,000	88,856
Bank of Kyoto	6,000	51,014
Bank of Yokohama Ltd.	36,000	208,061
Benesse Corp.	1,900	60,986
Bridgestone Corp.	19,000	365,747
Canon Inc.	21,500	1,132,089
Canon Sales Co. Inc.	2,000	33,721
Casio Computer Co. Ltd.	5,500	71,905
Central Glass Co. Ltd.	6,000	37,490
Central Japan Railway Co.	29	224,083
Chiba Bank Ltd.	20,000	131,819
Chiyoda Corporation	4,000	49,590
Chubu Electric Power Co. Inc.	17,100	410,116
Chugai Pharmaceutical Co. Ltd.	7,500	115,770
Circle K Sunkus Co. Ltd.	1,100	24,745
Citizen Watch Co. Ltd.	8,000	72,419
Coca-Cola West Japan Co. Ltd.	1,200	26,995
Comsys Holdings Corp.	3,000	27,725
Credit Saison Co. Ltd.	4,400	146,389
CSK Corp.	1,900	74,691
Dai Nippon Printing Co. Ltd.	19,000	306,131
Daicel Chemical Industries	7,000	36,859
Daido Steel Co. Ltd.	10,000	45,082
Daiichi Pharmaceutical	7,000	154,945
Daikin Industries Ltd.	6,400	160,130
Dainippon Ink & Chemical Inc.	18,000	$57,614
Dainippon Screen Manufacturing Co. Ltd.	5,000	33,676
Daito Trust Construction Co. Ltd.	2,600	97,286
Daiwa House Industry Co. Ltd.	14,000	160,436
Daiwa Securities Group Inc.	36,000	222,667
Denki Kagaku Kogyo KK	14,000	50,365
Denso Corp.	15,200	346,046
Dentsu Inc.	49	121,053
Dowa Mining Co. Ltd.	8,000	53,377
E*Trade Securities Co. Ltd.	11	33,423
eAccess Ltd.	34	22,900
East Japan Railway Co.	100	513,930
Ebara Corp.	9,000	34,650
Eisai Co. Ltd.	7,200	242,142
Electric Power Development	3,900	112,875
Elpida Memory Inc. (a)	1,000	32,278
Familymart Co. Ltd.	1,900	54,477
Fanuc Ltd.	5,000	317,825
Fast Retailing	1,500	77,901
Fuji Electric Holdings Co. Ltd.	15,000	45,713
Fuji Photo Film Co. Ltd.	13,900	447,417
Fuji Soft ABC Inc.	800	25,534
Fuji Television Network Inc.	20	38,770
Fujikura Ltd.	9,000	43,982
Fujitsu Ltd.	50,000	262,375
Furukawa Electric Co. Ltd. (a)	16,000	62,032
Glory Ltd.	1,600	25,621
Goodwill Group Inc.	12	21,964
Gunma Bank Ltd.	11,000	66,153
Gunze Ltd.	5,000	22,451
Hakuhodo DY Holdings Inc.	600	42,088
Hankyu Department Stores	3,000	18,988
Hikari Tsushin Inc.	600	43,170
Hino Motors Ltd.	6,000	34,785
Hirose Electric Co. Ltd.	900	99,080
Hitachi Cable Ltd.	4,000	17,564
Hitachi Capital Corp.	1,400	27,707
Hitachi Chemical Co. Ltd.	3,100	56,879
Hitachi Construction Machine	3,000	35,786
Hitachi Ltd.	92,000	559,084
Hitachi Sofware Engineering	800	13,597
Hokkaido Electric Power	5,300	108,475
Hokuhoku Financial Group Inc.	31,000	95,032
Honda Motor Co. Ltd.	22,400	1,104,752
House Foods Corp.	2,200	32,531
Hoya Corp.	3,100	357,768
Ibiden Co. Ltd.	2,500	65,594
Index Corp.	12	36,462
Inpex Corp.	11	62,285
Isetan Co Ltd	5,000	62,799
Ishihara Sangyo Kaisha Ltd.	8,000	17,672

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	35,000	$50,807
Ito En Ltd.	800	41,042
Ito-Yokado Co. Ltd.	9,700	321,847
Itochu Corp.	43,000	217,501
Itochu Techno-Science Corp.	900	31,566
JAFCO Co. Ltd.	800	42,557
Japan Airlines Corp.	18,000	48,526
Japan Prime Investment Corp.	11	32,531
Japan Real Estate Investment	8	67,947
Japan Retail Fund Investment	7	60,022
Japan Tobacco Inc.	26	346,948
JFE Holdings Inc.	15,500	382,923
JGC Corp.	6,000	73,790
Joyo Bank Ltd.	21,000	102,624
JS Group Corp.	7,000	118,529
JSR Corp.	5,000	105,491
Kajima Corp.	25,000	92,417
Kaken Pharmaceutical Co. Ltd.	2,000	13,741
Kamigumi Co. Ltd.	7,000	54,026
Kaneka Corp.	8,000	89,803
Kansai Electric Power	21,700	436,309
Kansai Paint Co. Ltd.	7,000	45,064
Kao Corp.	15,000	353,665
Katokichi Co. Ltd.	2,700	18,380
Kawasaki Heavy Industries Ltd.	37,000	71,058
Kawasaki Kisen Kaisha Ltd.	14,000	83,058
KDDI Corp.	71	328,401
Keihin Electric Express Railway	12,000	73,357
Keio Electric Railway Co. Ltd.	15,000	81,012
Keisei Electric Co.	6,000	30,024
Keyence Corp.	880	197,248
Kikkoman Corp.	4,000	35,380
Kinden Corp.	4,000	29,574
Kinki Nippon Railway Co Ltd	45,000	137,138
Kirin Brewery Co. Ltd.	22,000	213,038
Kobe Steel Ltd.	75,000	141,331
Kokuyo Co. Ltd.	2,100	28,326
Komatsu Ltd.	27,000	209,602
Komori Corp.	2,000	30,241
Konami Corp.	2,600	54,855
Konica Minolta Holdings Inc.	13,000	121,432
Kose Corp.	800	27,626
Koyo Seiko Co. Ltd.	4,000	53,557
Kubota Corp.	29,000	158,976
Kuraray Co. Ltd.	11,000	104,238
Kurita Water Industries Ltd.	3,000	46,335
Kyocera Corp.	4,600	351,709
Kyowa Hakko Kogyo Co Ltd.	10,000	64,827
Kyushu Electric Power	11,400	247,714
Lawson Inc.	1,600	55,829
Leopalace21 Corp.	3,600	59,821
Mabuchi Motor Co. Ltd.	800	46,091
Makita Corp.	3,000	$58,967
Marubeni Corp.	37,000	127,103
Marui Co. Ltd.	9,000	121,315
Matsui Securities Co. Ltd.	3,000	32,242
Matsumotokiyoshi Co. Ltd.	1,000	27,229
Matsushita Electric Industries	60,000	910,468
Matsushita Electric Works	9,114	75,929
Mediceo Holdings Co. Ltd.	3,600	48,006
Meiji Dairies Corp.	7,000	40,014
Meiji Seika Kaisha Ltd.	9,000	44,387
Meitec Corp.	1,000	30,746
Millea Holdings Inc.	43	577,676
Minebea Co. Ltd.	8,000	32,314
Mitsubishi Chemical Corp.	47,000	137,724
Mitsubishi Corp.	33,200	451,407
Mitsubishi Electric Corp.	54,000	286,286
Mitsubishi Estate Co. Ltd.	31,000	341,277
Mitsubishi Gas Chem Co.	10,000	51,213
Mitsubishi Heavy Industries Ltd.	82,000	214,408
Mitsubishi Logistics Corp.	3,000	30,701
Mitsubishi Materials Corp.	25,000	59,057
Mitsubishi Rayon Co. Ltd.	14,000	58,065
Mitsubishi Securities Co. Ltd.	5,000	44,315
Mitsubishi Tokyo Financial	140	1,187,810
Mitsui & Co. Ltd.	40,000	378,685
Mitsui Chemicals Inc.	17,000	99,784
Mitsui Engineering & Shipbuilding	19,000	37,174
Mitsui Fudosan Co. Ltd.	22,000	246,957
Mitsui Mining & Smelting Co.	17,000	79,858
Mitsui OSK Lines Ltd.	31,000	191,462
Mitsui Sumitomo Insurance Co.	35,000	315,256
Mitsui Trust Holding Inc.	15,000	154,179
Mitsukoshi Ltd.	10,000	45,082
Mitsumi Electric Co. Ltd.	1,600	16,489
Mizuho Financial Group Inc.	240	1,086,286
Murata Manufacturing Co. Ltd.	6,000	305,653
Namco Ltd.	1,800	23,955
NEC Corp.	53,000	286,719
NEC Electronics Corp.	1,000	45,082
Net One Systems Co. Ltd.	13	33,523
NGK Insulators Ltd.	8,000	77,973
NGK Spark Plug Co. Ltd.	5,000	57,659
NHK Spring Co. Ltd.	4,000	33,721
Nichii Gakkan Co.	550	13,389
Nichirei Corp.	8,000	31,160
Nidec Corp.	1,500	158,777
Nikko Cordial Corp.	45,000	197,998
Nikon Corp.	8,000	90,596
Nintendo Co. Ltd.	2,900	303,309
Nippon Building Fund Inc.	9	81,147
Nippon Electric Glass Co. Ltd.	5,000	75,557
Nippon Express Co. Ltd.	22,000	95,609
Nippon Kayaku Co. Ltd.	5,000	30,069

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Light Metal Co. Ltd.	11,000	$26,084
Nippon Meat Packers Inc.	5,000	58,110
Nippon Mining Holdings Inc.	22,500	127,603
Nippon Oil Corp.	37,000	251,204
Nippon Paper Group Inc.	25	91,741
Nippon Sheet Glass Co. Ltd.	10,000	39,131
Nippon Shokubai Co. Ltd.	3,000	24,506
Nippon Steel Corp.	177,000	411,739
Nippon Telegraph & Telephone Corp.	150	642,413
Nippon Yusen Kabushiki Kaish	30,000	172,572
Nishi-Nippon City Bank Ltd.	13,000	56,731
Nishimatsu Construction Co.	7,000	25,246
Nissan Chemical Industries	4,000	43,062
Nissan Motor Co. Ltd.	64,200	635,575
Nisshin Seifun Group Inc.	5,000	51,889
Nisshin Steel Co. Ltd.	26,000	65,404
Nisshinbo Industries Inc.	5,000	40,934
Nissin Food Products Co. Ltd.	2,600	66,694
Nitori Co. Ltd.	450	32,256
Nitto Denko Corp.	4,700	269,516
NOK Corp.	3,100	86,647
Nomura Holdings Inc.	50,900	609,001
Nomura Real Estate Office Fund Inc.	5	37,959
Nomura Research Institute	600	59,940
NSK Ltd.	13,000	66,694
NTN Corp.	12,000	64,485
NTT Data Corp.	35	119,601
NTT DoCoMo Inc.	499	737,859
NTT Urban Development Corp.	5	20,512
OBIC Co. Ltd.	200	33,955
Odakyu Electric Railway Co.	18,000	95,104
Ohbayashi Corp.	16,000	86,124
Oji Paper Co. Ltd.	23,000	120,070
Oki Electric Industries Co. Ltd.	16,000	56,406
Okumura Corp.	5,000	28,266
Olympus Corp.	7,000	134,433
Omron Corp.	6,000	132,269
Onward Kashiyama Co. Ltd.	4,000	50,636
Oracle Corp.	900	34,001
Oriental Land Co. Ltd.	1,400	83,058
Orix Corp.	2,300	345,073
Osaka Gas Co. Ltd.	57,000	179,362
Pioneer Corp.	4,400	66,609
Promise Co. Ltd.	2,500	160,265
QP Corp.	4,300	35,940
Rakuten Inc.	139	111,416
Resona Holdings Inc. (a)	131,000	244,496
Ricoh Co. Ltd.	19,000	296,880
Rinnai Corp.	900	22,194
Rohm Co. Ltd.	3,100	299,071
Ryohin Keikaku Co. Ltd.	700	34,587
Sanden Corp.	3,000	12,632
Sanken Electric Co. Ltd.	3,000	39,140
Sankyo Co. Ltd.	10,700	$205,491
Sankyo Co. Ltd. GUNMA	1,400	65,134
Santen Pharmaceutical Co. Ltd.	2,100	47,620
Sanwa Shutter Corp.	4,000	23,046
Sanyo Electric Co. Ltd.	44,000	112,271
Sapporo Breweries	7,000	33,766
SBI Holdings Inc.	138	46,473
Secom Co. Ltd.	6,000	258,047
Sega Sammy Holdings Inc.	1,984	121,641
Seiko Epson Corp.	2,900	96,745
Seino Tranportation Co. Ltd.	4,000	36,137
Sekisui Chemical	12,000	82,662
Sekisui House Ltd.	14,000	141,502
Seven-Eleven Japan	10,600	294,365
SFCG Co. Ltd.	160	37,436
Sharp Corp.	27,000	422,126
Shimachu Co. Ltd.	1,500	37,733
Shimamura Co. Ltd.	500	42,196
Shimano Inc.	2,200	62,483
Shimizu Corp.	17,000	79,244
Shin-Etsu Chemical Co. Ltd.	10,400	394,771
Shinko Securities Co. Ltd.	13,000	41,259
Shinsei Bank Ltd.	27,000	145,577
Shionogi & Co. Ltd.	9,000	116,121
Shiseido Co. Ltd.	10,000	126,228
Shizuoka Bank Ltd.	17,000	146,073
Showa Denko K.K.	28,000	66,396
Showa Shell Sekiyu K.K.	4,300	43,035
Skylark Co. Ltd.	2,100	31,961
SMC Corp.	1,600	174,556
Softbank Corp.	6,900	270,625
Sojitz Holdings Corp. (a)	5,100	22,026
Sompo Japan Insurance Inc.	23,000	232,260
Sony Corp.	26,400	909,278
Stanley Electric Co. Ltd.	4,900	79,524
Sumitomo Bakelite Co. Ltd.	5,000	32,369
Sumitomo Chemical Co. Ltd.	42,000	193,129
Sumitomo Corp.	29,000	232,450
Sumitomo Electric Industries	20,000	204,851
Sumitomo Heavy Industries	17,000	81,697
Sumitomo Metal Industries	114,000	195,293
Sumitomo Metal Mining Co. Ltd.	15,000	102,921
Sumitomo Mitsui Financial Group Inc.	116	784,420
Sumitomo Osaka Cement Co. Ltd.	11,000	29,258
Sumitomo Realty & Development	11,000	123,379
Sumitomo Rubber Industries	4,000	40,826
Sumitomo Trust & Banking	36,000	219,097
Surgua Bank Ltd.	6,000	48,905
Suzuken Co. Ltd.	1,440	36,289
T&D Holdings Inc.	6,400	301,217
Taiheiyo Cement Corp.	23,000	61,383
Taisei Corp.	25,000	84,303
Taisho Pharmaceutical Co. Ltd.	5,000	97,376

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Taiyo Nippon Sanso Corp.	8,000	$40,682
Taiyo Yuden Co. Ltd.	3,000	33,270
Takara Holdings Inc.	5,000	31,151
Takashimaya Co. Ltd.	8,000	71,626
Takeda Pharmaceutical Co. Ltd.	25,400	1,259,580
Takefuji Corp.	3,100	209,629
Takuma Co. Ltd.	2,000	14,192
Tanabe Seiyaku Co. Ltd.	6,000	57,885
TDK Corp.	3,400	231,755
Teijin Ltd.	22,000	102,155
Teikoku Oil Co.	5,000	37,237
Terumo Corp.	4,700	135,605
The Daimaru Inc.	6,000	53,232
THK Co. Ltd.	2,600	53,683
TIS Inc.	1,000	34,172
Tobu Railway Co. Ltd.	24,000	86,989
Toda Corp.	6,000	25,642
Toho Co. Ltd.	3,800	54,819
Tohoku Electric Power	12,700	270,810
Tokuyama Corporation	6,000	42,737
Tokyo Broadcasting System	1,000	16,554
Tokyo Electric Power Co.	32,900	784,605
Tokyo Electron Ltd.	4,700	248,751
Tokyo Gas Co. Ltd.	67,000	250,699
Tokyo Steel Mfg. Co. Ltd.	3,000	37,950
Tokyo Style Co. Ltd.	2,000	19,980
Tokyo Tatemono Co. Ltd.	6,000	40,303
Tokyu Corp.	27,000	121,233
Tokyu Land Corp.	10,000	47,155
Tonengeneral Sekiyu KK	9,000	97,376
Toppan Printing Co. Ltd.	16,000	169,507
Toray Industries Inc.	37,000	175,476
Toshiba Corp.	83,000	330,773
Tosoh Corp.	14,000	58,191
Toto Ltd.	9,000	71,166
Toyo Seikan Kaisha Ltd.	4,600	72,706
Toyo Suisan Kaisha Ltd.	3,000	46,957
Toyobo Co. Ltd.	14,000	32,693
Toyoda Gosei Co. Ltd.	1,600	25,765
Toyota Industries Corp.	5,500	150,257
Toyota Motor Corp.	82,200	2,942,332
Toyota Tsusho Corp.	5,000	81,643
Trend Micro Inc.	2,500	89,036
UBE Industries Ltd.	25,000	50,942
UFJ Holdings Inc. (a)	112	583,680
Uni-Charm Corp.	1,200	48,255
Uniden Corp.	2,000	31,665
UNY Co. Ltd.	5,000	56,848
Ushio Inc.	3,000	53,422
USS Co. Ltd.	710	45,259
Wacoal Corp.	3,000	37,977
West Japan Railway Co.	48	164,458
World Co. Ltd.	1,000	34,983
Yahoo! Japan Corp.	108	$226,887
Yakult Honsha Co. Ltd.	3,700	66,721
Yamada Denki Co. Ltd.	2,100	120,801
Yamaha Corp.	4,600	71,752
Yamaha Motor Co. Ltd.	5,500	100,915
Yamato Transport Co. Ltd.	11,000	152,736
Yamazaki Baking Co. Ltd.	3,000	25,886
Yaskawa Electric Corp. (a)	5,000	29,754
Yokogawa Electric Corp.	6,000	74,168
Zeon Corp.	4,000	34,587

		55,360,882

Netherlands (4.87%)
ABN AMRO Holdings NV	49,425	1,217,167
Aegon NV	39,891	517,016
Akzo Nobel NV	7,693	303,310
ASML Holding NV (a)	13,963	220,003
Buhrmann NV	3,065	30,303
Corio NV	1,172	65,483
DSM NV	2,140	146,578
Getronics NV	3,414	40,323
Hagemeyer NV (a)	17,543	41,610
Heineken NV	6,931	214,218
ING Groep NV	53,471	1,512,224
Koninklijke Ahold NV (a)	44,092	362,834
Koninklijke KPN NV	59,440	499,203
Koninklijke Numico NV (a)	4,175	167,133
OCE NV	2,286	33,695
Philips Electronics NV	37,288	943,093
Qiagen NV (a)	4,066	47,581
Randstad Holding NV	1,345	46,486
Reed Elsevier NV	20,378	284,088
Rodamco Europe NV	1,401	114,865
Royal Dutch Petroleum Co.	58,972	3,853,708
SBM Offshore NV	883	60,588
TNT Post Group	11,005	279,006
Unilever NV-CVA	16,168	1,049,700
Vedior NV-CVA	4,907	69,239
VNU NV	6,846	191,128
Wereldhave NV	569	60,698
Wolters Kluwer - CVA	8,109	155,243

		12,526,523

New Zealand (0.23%)
Auckland International Airport	37,656	62,625
Carter Holt Harvey Ltd.	19,351	30,701
Contact Energy Ltd.	8,708	46,658
Fisher & Paykel Appliances Class H	6,917	16,124
Fisher & Paykel Healthcare Class C	13,842	31,400
Fletcher Building Ltd.	12,305	59,166
Kiwi Income Property Trust	13,307	10,186
NGC Holdings Ltd.	3,020	7,986

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Sky City Entertainment Group	11,467	$35,747
Sky Network Television Ltd.	3,770	14,953
Telecom Corp. of New Zealand	55,339	231,431
The Warehouse Group Ltd.	6,267	17,444
Tower Ltd. (a)	9,053	13,544
Waste Management Ltd.	3,571	16,723

		594,688

Norway (0.73%)
DNB NOR ASA	19,036	198,829
Frontline Ltd.	1,500	60,144
Norsk Hydro ASA	3,965	364,079
Norske Skogindustrier Class ASA	3,165	52,191
Orkla ASA Class A	5,298	195,402
Petroleum Geo-Services (a)	1,662	40,060
Prosafe ASA	818	24,599
Schibsted ASA	1,284	35,370
Smedvig ASA Class A	1,055	21,393
Statoil ASA	18,814	384,382
Stolt Offshore SA (a)	5,345	48,875
Stolt-Nielsen SA (a)	1,018	34,275
Storebrand ASA	6,883	64,519
Tanberg Television ASA (a)	1,585	19,708
Tandberg ASA	3,586	38,416
Telenor ASA	22,252	177,933
Tomra Systems ASA	5,858	24,205
Yara International ASA	6,266	99,730

		1,884,110

Portugal (0.30%)
Banco BPI SA	10,426	39,743
Banco Comercial Portugues-R	58,256	149,457
Banco Espirito Santo	3,010	46,952
Brisa Auto-Estradas-Priv Shr	10,061	79,018
Cimpor-Cimentos De Portugal	5,358	30,086
Energias De Portugal SA	50,383	126,820
Jeronimo Martins	1,113	15,961
Portugal Telecom SGPS SA	21,793	206,763
PT Multimedia Servicos	2,826	29,719
Sonae SGPS SA	26,818	36,997

		761,516

Singapore (0.89%)
Allgreen Properties Ltd.	14,000	9,633
Ascendas Real Estate Investment Trust	20,000	26,218
Capitaland Ltd.	29,128	41,121
Capitamall Trust	19,000	26,823
Chartered Semiconductor Mfg. Ltd. (a)	30,600	24,141
City Developments Ltd.	13,031	57,972
Comfortdelgro Corp. Ltd.	46,000	46,113
Cosco Corp. Singapore Ltd.	13,000	14,960
Creative Technology Ltd.	1,500	9,876
Datacraft Asia Ltd. (a)	10,000	$11,100
DBS Group Holdings Ltd.	32,445	275,210
Fraser & Neave Ltd.	5,300	49,358
Haw Par Corp. Ltd.	3,374	10,307
Jardine Cycle & Carriage Ltd.	4,015	31,675
Keppel Corp. Ltd.	16,001	118,642
Keppel Land Ltd.	9,000	13,346
Neptune Orient Lines Ltd.	13,000	29,149
Noble Group Ltd.	25,000	21,503
Olam International Ltd. (a)	19,000	9,918
Oversea-Chinese Banking Corp.	36,000	247,709
Overseas Union Enterprise	3,000	16,194
Parkway Holdings Ltd.	22,000	24,534
Sembcorp Industries Ltd.	28,200	44,662
Sembcorp Logistics Ltd.	8,392	8,562
Sembcorp Marine Ltd.	13,000	20,281
Singapore Airlines Ltd.	15,000	99,653
Singapore Exchange Ltd.	25,000	31,290
Singapore Land Ltd.	6,000	20,109
Singapore Post Ltd.	38,000	22,428
Singapore Press Holdings Ltd.	44,200	112,738
Singapore Technologies Engineering	39,381	56,531
Singapore Telecommunications	188,790	310,199
SMRT Corp. Ltd.	28,000	19,598
Stats Chippac Ltd. (a)	23,000	16,508
Suntec REIT	18,000	13,026
United Overseas Bank	34,616	291,572
United Overseas Land Ltd.	12,462	16,853
Venture Corp. Ltd.	6,397	60,712
Want Want Holdings Ltd.	8,000	10,160
Wing Tai Holdings Ltd.	14,000	8,263

		2,278,647

Spain (3.96%)
Abertis Infraestructuras SA	6,090	155,282
AC. Acerinox	5,152	70,265
Acciona SA	801	79,485
ACS Activades Cons Y Serv	7,605	212,962
Aguas De Barcelona Class A	2,160	46,580
Altadis SA	7,639	320,501
Amadeus Global Travel	9,399	82,235
Antena 3 de Television SA	2,324	46,517
Banco Bilbao Vizcaya Argenta	96,050	1,483,157
Banco Popular Espanol	24,475	295,888
Banco Santander Central Hispano SA	169,375	1,965,654
Cintra Concesiones De Infrae (a)	5,493	64,546
Corporacion Mapfre SA	2,925	43,786
Ebro Puleva SA	1,994	35,472
Endesa SA	27,417	643,998
Fomento De Construct Y Contra	1,379	77,749
Gamesa Corp Technologica	3,246	44,035
Gas Natural SDG SA	4,805	141,764
Grupo Ferrovial	1,726	111,329

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Iberdrola SA	22,768	$601,200
Iberia (Lineas Aer De Espana)	12,205	35,005
Inditex	6,524	168,006
Indra Sistemas SA	3,438	68,107
Inmobiliaria Colonial SA	793	42,225
Metrovacesa SA	1,179	69,512
Metrovacesa SA (a)	59	3,488
Metrovacesa SA Rights (a)	1,238	6,712
NH Hoteles SA	2,552	35,052
Promotora De Infom SA	2,292	44,462
Repsol YPF SA	26,147	669,540
Sacyr Vallehermoso SA	3,041	71,724
Sacyr Vallehermoso SA Rights (a)	3,041	2,245
Sogecable (a)	1,070	38,056
Telefonica Publicidad e Information SA	4,845	42,391
Telefonica SA	131,615	2,156,570
Union Fenosa SA	5,958	181,766
Zeltia SA	4,675	31,682

		10,188,948

Sweden (2.38%)
Alfa Laval AB	2,441	35,310
ASSA Abloy AB Class B	8,400	108,067
Atlas Copco AB Class A	9,768	155,051
Atlas Copco AB Class B	5,646	81,309
Axfood AB	665	16,685
Billerud Aktiebolag	1,796	21,496
Capio AB (a)	2,419	35,611
Castellum AB	979	39,853
D. Carnegie & Co. AB	1,400	16,577
Electrolux AB Class B	8,121	173,089
Elekta AB Class B (a)	835	34,632
Eniro AB	4,693	53,467
Ericsson LM Class B	423,081	1,359,388
Fabege AB	2,719	59,170
Gambro AB Class A	4,738	63,381
Gambro AB Class B	2,764	36,974
Getinge AB Class B	4,985	67,961
Hennes & Mauritz AB Class B	13,329	469,220
Hoganas AB Class B	736	19,738
Holmen AB Class B	1,523	41,137
Lundin Petroleum AB (a)	4,860	41,683
Modern Times Group (a)	1,492	45,743
Nordea Bank AB	61,066	555,014
OMX AB (a)	2,116	24,107
Oriflame Cosmetics SA	1,050	23,925
Sandvik AB	5,825	216,615
SAS AB (a)	2,285	19,671
Scania AB Class B	2,653	97,808
Securitas AB Class B	8,524	142,397
Skandia Forsakrings AB	29,035	159,450
Skandinaviska Enskilda Bank Class A	13,526	225,091
Skanska AB Class B	10,525	$130,016
SKF AB Class B	10,220	104,661
SSAB Svenskt AB Series A	1,528	35,208
SSAB Svenskt AB Series B	652	14,356
Svenska Cellulosa AB Class B	5,467	174,959
Svenska Handelsbanken	14,716	300,467
Swedish Match AB	9,931	112,826
Tele2 AB Class B	8,751	82,336
Telelogic AB (a)	6,418	12,324
TeliaSonera AB	55,287	263,984
Trelleborg AB Class B	2,394	35,549
Volvo AB Class A	2,774	109,371
Volvo AB Class B	6,502	264,679
Wihlborgs Fastigheter AB	665	16,174
WM Data AB	10,175	25,659

		6,122,189

Switzerland (6.67%)
ABB Ltd. (a)	55,407	363,183
Adecco SA	3,685	167,931
Ciba Specialty Chemicals AG	1,902	110,870
Clariant AG (a)	6,575	87,479
Compagnie Financiere Richemont AG Class A	14,258	479,532
Credit Suisse Group	34,678	1,367,907
Geberit AG Reg	102	65,267
Givaudan	218	126,819
Holcim Ltd.	5,085	309,504
Kudelski SA Bearer (a)	1,008	36,891
Kuoni Reisen Holding (a)	78	31,681
Logitech International SA (a)	2,444	78,574
Lonza Group AG	1,044	57,801
Micronas Semiconductor (a)	1,010	38,225
Nestle SA	11,486	2,939,842
Nobel Biocare Holding AG	102	20,695
Nobel Biocare Holding AG	543	109,408
Novartis AG	67,263	3,204,375
Phonak Holding AG	1,185	44,478
PSP Swiss Property AG (a)	866	37,573
Rieter Holding AG	136	37,675
Roche Holding AG	19,998	2,531,155
Schindler Holding AG	156	56,362
Serono SA Class B	186	118,872
SGS SA	120	82,450
SIG Holding AG	155	35,106
Straumann Holding AG	224	46,670
Sulzer AG	107	44,169
Swiss Reinsurance	9,063	557,288
Swisscom AG	680	221,803
Syngenta AG (a)	3,038	312,690
Synthes Inc.	1,342	147,342
The Swatch Group AG	1,683	48,133

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
The Swatch Group AG Class B	971	$136,387
UBS AG	30,440	2,375,341
Unaxis Holding AG (a)	184	25,270
Valora Holding AG (a)	102	23,102
Zurich Financial Services (a)	4,055	698,669

		17,176,519

United Kingdom (24.72%)
3I Group PLC	17,439	211,844
Aegis Group PLC	32,680	58,260
Aggreko PLC	6,054	20,121
Alliance Unichem PLC	7,225	109,968
AMEC PLC	9,756	57,683
Amvescap PLC	21,079	125,765
Anglo American PLC	40,627	952,839
ARM Holdings PLC	39,814	80,787
Arriva PLC	6,186	60,405
Associated British Ports Holdings PLC	9,292	82,077
AstraZeneca PLC	46,566	1,928,120
Aviva PLC	67,254	749,504
BAA PLC	30,394	337,633
BAE Systems PLC	92,030	473,235
Balfour Beatty PLC	11,946	70,793
Barclays PLC	183,828	1,829,621
Barratt Developments PLC	6,776	86,987
BBA Group PLC	12,207	67,473
Bellway PLC	3,184	49,232
BG Group PLC	101,158	831,914
BHP Billiton PLC	69,942	892,243
BOC Group PLC	14,845	267,042
Boots Group PLC	21,456	234,116
Bovis Homes Group PLC	2,812	35,772
BP PLC	609,177	6,341,397
BPB PLC	13,757	130,390
Brambles Industries PLC	21,292	116,736
Britannic PLC	4,694	42,787
British Airways PLC (a)	15,321	72,332
British American Tobacco PLC	45,494	877,065
British Land Co. PLC	15,405	241,786
British Sky Broadcasting PLC	35,171	332,409
Brixton PLC	6,836	43,634
BT Group PLC	241,773	996,325
Bunzl PLC (a)	9,724	90,769
Cable & Wireless PLC	67,674	180,665
Cadbury Schweppes PLC	59,360	566,874
Capita Group PLC	18,672	123,113
Carnival PLC	4,845	274,921
Cattles PLC	9,132	50,394
Centrica PLC	106,220	441,054
Close Brothers Group PLC	3,443	45,433
Cobham PLC	3,104	78,694
Compass Group PLC	60,741	255,206
Cookson Group PLC (a)	5,722	31,320
Corus Group PLC (a)	114,750	$86,351
Daily Mail & General NV	8,451	99,556
Davis Service Group PLC	5,665	46,030
De La Rue PLC	5,153	37,484
Diageo PLC	85,148	1,255,566
Dixons Group PLC	55,280	155,501
Eircom Group PLC	14,220	31,663
Electrocomponents PLC	13,264	57,155
EMAP PLC	7,468	104,100
EMI Group PLC	22,028	100,248
Enterprise Inns	9,836	146,977
Exel PLC	8,270	125,799
First Choice Holidays PLC	11,134	38,102
FirstGroup PLC	11,683	68,920
FKI PLC	14,846	25,868
Friends Provident PLC	54,712	178,410
Gallaher Group PLC	18,079	268,531
GKN PLC	20,220	93,469
GlaxoSmithKline PLC	167,104	4,044,897
Great Portland Estates	3,771	23,614
Group 4 Securicor PLC (a)	32,208	84,829
GUS PLC	28,293	446,348
Hammerson PLC	7,870	125,426
Hanson PLC	21,009	201,948
Hays PLC	47,484	110,175
HBOS PLC	111,890	1,725,073
Hilton Group PLC	45,149	231,558
HMV Group PLC	10,940	46,357
HSBC Holdings PLC	318,648	5,081,202
ICAP PLC	13,866	73,786
IMI PLC	11,221	83,836
Imperial Chemical Industries PLC	34,241	155,828
Imperial Tobacco Group PLC	20,710	557,705
Inchcape PLC	2,167	79,865
Intercontinental Hotels Group PLC	13,277	167,589
International Power PLC (a)	42,307	156,151
Intertek Group PLC	4,333	54,499
Invensys PLC (a)	152,577	28,704
iSOFT Group PLC	5,765	43,331
ITV PLC	116,811	257,427
Johnson Matthey PLC	6,371	121,797
Kelda Group PLC	10,762	134,687
Kesa Electricals PLC	15,494	77,591
Kingfisher PLC	66,462	292,937
Land Securities Group PLC	13,452	335,017
Legal and General Group PLC	182,062	375,131
Liberty International PLC	7,551	131,030
Lloyds TSB Group PLC	158,577	1,343,899
LogicaCMG PLC	21,951	68,630
London Stock Exchange PLC	7,306	64,338
Man Group PLC	7,995	207,278
Marconi Corp. PLC (a)	5,998	32,455
Marks & Spencer Group PLC	47,053	303,919

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Meggitt PLC	12,910	$ 65,402
MFI Furniture Group PLC	17,686	35,094
Misys PLC	15,108	64,424
Mitchells & Butler	15,555	93,155
National Express Group PLC	4,162	67,785
National Grid Transco PLC	87,743	850,501
Next PLC	7,553	204,209
Pearson PLC	22,945	270,302
Peninsular & Orient Steam Navigation Co.	21,151	120,226
Persimmon PLC	7,881	110,280
Pilkington PLC	30,117	64,618
Premier Farnell PLC	9,371	27,116
Provident Financial PLC	7,546	97,075
Prudential PLC	67,412	599,381
Punch Taverns PLC	7,142	93,797
Rank Group PLC	17,010	81,983
Reckitt Benckiser PLC	17,326	510,657
Reed Elsevier PLC	36,492	349,471
Rentokil Intial PLC	51,130	146,346
Reuters Group PLC	40,999	290,159
Rexam PLC	16,028	138,346
Rio Tinto PLC	30,232	925,167
Rolls Royce Group (a)	43,375	223,236
Royal & Sun Alliance Insurance Group PLC	80,064	120,140
Royal Bank of Scotland Group	90,156	2,723,438
Sabmiller PLC	24,483	382,294
Sage Group PLC	35,706	143,143
Sainsbury	38,797	198,285
Schroders PLC	3,763	51,038
Scottish & Newcastle PLC	21,729	180,546
Scottish & Southern Energy PLC	24,813	450,354
Scottish Power PLC	53,036	471,797
Serco Group PLC	12,989	59,345
Severn Trent PLC	9,855	179,574
Shell Transport & Trading Co. PLC	273,324	2,657,926
Signet Group PLC	48,078	93,679
Slough Estates PLC	12,529	117,067
Smith & Nephew PLC	26,702	263,609
Smiths Group PLC	15,985	263,205
SSL International PLC	5,753	29,171
Stagecoach Group	23,953	50,642
Tate & Lyle PLC	13,646	116,624
Taylor Woodrow PLC	16,699	101,053
Tesco PLC	219,890	1,255,801
The Berkeley Group Holdings PLC (a)	2,941	48,215
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	22,763	106,651
Travis Perkins PLC	3,101	96,564
Trinity Mirror PLC	8,304	91,948
Unilever PLC	78,382	756,253
United Business Media PLC	7,939	70,480
United Utilities PLC	16,016	$ 189,393
United Utilities PLC Class A	17,796	105,221
Vodafone Group PLC	1,844,736	4,495,090
Whitbread PLC	7,244	123,820
William Hill PLC	11,422	110,408
Wimpey (George) PLC	10,939	86,041
Wolseley PLC	16,646	350,141
WPP Group PLC	34,077	350,765
Yell Group PLC	19,987	152,285

		63,606,061

Total Common Stocks (cost $239,874,208)		254,025,990

Preferred Stocks (0.23%)
Germany (0.23%)
Fresenius Medical Care PFD	763	53,184
Henkel KGaA	1,703	152,546
Porsche AG PFD	223	167,758
ProSiebenSat.1 Media AG	2,408	41,467
RWE AG-Non Vtg PFD	1,153	65,970
Volkswagen AG PFD	3,066	108,786

		589,711

Total Preferred Stocks (cost $461,464)		589,711

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.17%)
Investors Triparty Repurchase Agreements, (c)
2.63% to be repurchased at
$ 431,813 on 07/01/2005	$431,782	$431,782

Total Repurchase Agreement (cost $431,782)		431,782

TOTAL INVESTMENTS (99.12%) (cost $240,767,454)		255,047,483
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.88%)		2,261,677

NET ASSETS (100.0%)		$257,309,160

INTERNATIONAL FUND SECTOR CLASSIFICATIONS

Industry	Value	%
Financials	$69,677,804	27.08
Consumer Discretionary	30,726,383	11.94
Industrials	25,697,094	9.99
Energy	22,825,972	8.86
Health Care	20,908,809	8.13
Consumer Staples	20,506,008	7.97
Materials	18,113,535	7.04
Telecommunication Services	17,112,391	6.65
Information Technology	15,351,368	5.97
Utilities	13,696,337	5.32

Total Stocks	254,615,701	98.95
Repurchase Agreement	431,782	0.17
Cash and Other Assets, Net of Liabilities	2,261,677	0.88

Net Assets	$257,309,160	100.00%

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency securities with a market value of $440,761 as of June 30, 2005.

(d)	At June 30, 2005, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 34.17% of the investment securities are denominated in the Euro, followed by 24.93% in the British Pound, 21.71% in the Japanese Yen, 6.69% in the Swiss Franc, 5.46% in the Australian Dollar, 2.44% in the Swedish Krone and 1.77% in the Hong Kong Dollar. The remaining investment securities representing 2.83% of total investments are denominated in five currencies, each of which represents less than 0.88% of total investments.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Registered Investment Companies (99.32%)
State Farm Variable Product Trust Bond Fund (39.53%) (a)	3,327,089	$33,869,762
State Farm Variable Product Trust Large Cap Index Equity Index Fund (59.79%) (a)	4,216,267	51,227,640

Total Registered Investment Companies (cost $86,818,077)		85,097,402

TOTAL INVESTMENTS (99.32%) (cost $86,818,077)		85,097,402
OTHER ASSETS, NET OF LIABILITIES (0.68%)		583,526

NET ASSETS (100.00%)		$85,680,928

(a)	The Stock and Bond Balanced Fund’s Investment Adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (58.23%)
Aerospace/Defense (1.04%)
TRW Inc.
6.730%, 07/11/2007	$900,000	$923,828
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	969,730

		1,893,558

Agriculture, Foods, & Beverage (5.09%)
Sysco Corp.
4.750%, 07/30/2005	1,000,000	1,000,811
Kellogg Co.
6.000%, 04/01/2006	1,000,000	1,016,293
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	979,625
Bottling Group LLC
2.450%, 10/16/2006	1,000,000	981,477
General Mills Inc.
5.125%, 02/15/2007	1,000,000	1,015,592
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	957,199
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,115,867
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,113,160
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,106,648

		9,286,672

Automotive (3.48%)
Toyota Motor Credit
5.650%, 01/15/2007	1,000,000	1,023,270
General Motors Acceptance Corp.
6.150%, 04/05/2007	1,500,000	1,492,197
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	953,921
General Motors Corp.
7.200%, 01/15/2011	1,000,000	925,000
Ford Motor Credit Co.
7.375%, 02/01/2011	1,000,000	974,104
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	1,000,000	972,500

		6,340,992

Banks (3.01%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,019,989
Bank One Corp.
2.625%, 06/30/2008	1,000,000	956,536
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	999,473
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,497,250
US Bank NA
4.950%, 10/30/2014	$500,000	$513,871
Fifth Third Bank
4.750%, 02/01/2015	500,000	503,934

		5,491,053

Building Materials & Construction (2.23%)
Masco Corp.
6.750%, 03/15/2006	500,000	509,028
York International Corp.
6.625%, 08/15/2006	1,000,000	1,024,081
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	1,025,739
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,009,127
Masco Corp.
4.800%, 06/15/2015	500,000	496,857

		4,064,832

Chemicals (3.41%)
Praxair Inc.
6.900%, 11/01/2006	1,000,000	1,036,013
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,048,713
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,142,668
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	994,139
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	988,268

		6,209,801

Commercial Service/Supply (1.08%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	968,400
4.950%, 05/15/2010	500,000	502,336
First Data Corp.
4.500%, 06/15/2010	500,000	504,532

		1,975,268

Consumer & Marketing (4.85%)
Hasbro Inc.
5.600%, 11/01/2005	2,000,000	2,008,018
Steelcase Inc.
6.375%, 11/15/2006	1,000,000	1,015,019
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	1,002,162
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,130,486
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,089,312

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Reed Elsevier Capital
4.625%, 06/15/2012	$500,000	$497,694
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,050,944
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,042,293

		8,835,928

Consumer Staples (1.70%)
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,055,000
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	991,514
5.625%, 11/01/2011	1,000,000	1,060,823

		3,107,337

Electronic/Electrical Mfg. (1.44%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	521,260
5.750%, 11/01/2011	1,000,000	1,080,177
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,032,510

		2,633,947

Financial Services (1.66%)
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,016,990
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	989,191
Citigroup Inc.
4.125%, 02/22/2010	500,000	498,225
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	512,815

		3,017,221

Forest Products & Paper (1.39%)
International Paper Co.
7.875%, 08/01/2006	1,000,000	1,031,438
Weyerhaeuser Co.
6.125%, 03/15/2007	1,000,000	1,028,136
International Paper Co.
4.000%, 04/01/2010	500,000	483,204

		2,542,778

Health Care (6.08%)
GlaxoSmithKline
2.375%, 04/16/2007	1,000,000	972,962
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	969,840
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	996,490
Abbott Laboratories
5.400%, 09/15/2008	$500,000	$519,930
3.500%, 02/17/2009	500,000	490,078
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	1,000,749
Amgen Inc.
4.000%, 11/18/2009	1,000,000	992,449
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	996,454
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,005,086
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	530,125
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,066,586
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,049,742
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	504,462

		11,094,953

Machinery & Manufacturing (5.29%)
Ingersoll Rand
6.250%, 05/15/2006	1,000,000	1,017,258
Cooper Industries Inc.
5.250%, 07/01/2007	1,000,000	1,018,275
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,513,675
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,073,003
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,139,438
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,513,870
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,109,067
Bemis Co. Inc. (a)
4.875%, 04/01/2012	500,000	510,815
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	752,714

		9,648,115

Media & Broadcasting (1.73%)
The Walt Disney Co.
5.500%, 12/29/2006	1,000,000	1,016,018
New York Times Co.
4.500%, 03/15/2010	500,000	504,765
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,121,669

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
New York Times Co.
5.000%, 03/15/2015	$500,000	$517,444

		3,159,896

Mining & Metals (2.20%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	952,285
Alcan Inc.
6.450%, 03/15/2011	500,000	545,863
BHP Billiton Finance
4.800%, 04/15/2013	1,000,000	1,014,838
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	998,812
Alcan Inc.
5.000%, 06/01/2015	500,000	502,304

		4,014,102

Oil & Gas (1.71%)
Chevron Corp.
3.500%, 09/17/2007	1,000,000	990,310
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,107,297
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,027,808

		3,125,415

Retailers (2.73%)
Wal-Mart Stores Inc.
5.450%, 08/01/2006	500,000	507,544
Safeway Inc.
4.125%, 11/01/2008	1,000,000	985,605
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	1,010,875
CVS Corp.
4.000%, 09/15/2009	1,000,000	990,822
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	988,876
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	496,798

		4,980,520

Telecom & Telecom Equipment (1.68%)
Cingular Wireless
5.625%, 12/15/2006	1,000,000	1,016,627
Verizon Wireless
5.375%, 12/15/2006	1,000,000	1,019,120
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,030,575

		3,066,322

Utilities & Energy (6.43%)
Southwestern Electric Power
4.500%, 07/01/2005	$1,000,000	$1,000,000
Duke Energy Field Services
7.500%, 08/16/2005	500,000	501,964
Public Service Co. of Colorado
7.125%, 06/01/2006	2,000,000	2,056,478
Virginia Electric & Power
5.375%, 02/01/2007	1,000,000	1,018,167
Georgia Power
4.875%, 07/15/2007	1,000,000	1,014,611
Pacificorp
4.300%, 09/15/2008	1,000,000	1,003,854
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	978,339
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	1,019,853
Southern California Gas
4.375%, 01/15/2011	1,000,000	999,163
Duke Energy Corp.
6.250%, 01/15/2012	500,000	545,631
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	516,020
Union Elec Co.
5.500%, 05/15/2014	1,000,000	1,069,018

		11,723,098

Total Corporate Bonds (cost $ 103,909,841)		106,211,808

Taxable Municipal Bonds (0.53%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	971,880

Total Taxable Municipal Bonds (cost $1,000,000)		971,880

Government Agency Securities (14.20%) (b)
Federal Home Loan Mortgage Corp.
5.250%, 01/15/2006	5,000,000	5,037,815
5.125%, 10/15/2008	4,000,000	4,147,436
6.625%, 09/15/2009	2,000,000	2,201,942
4.500%, 07/15/2013	1,500,000	1,532,210
5.200%, 03/05/2019	2,000,000	2,030,504
5.300%, 05/12/2020	2,000,000	2,037,906

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares or principal amount	Value
Government Agency Securities (Cont.)
Federal National Mortgage Association
5.250%, 06/15/2006	$1,000,000	$1,013,744
7.125%, 03/15/2007	2,000,000	2,108,862
6.625%, 10/15/2007	2,000,000	2,120,638
3.250%, 08/15/2008	1,500,000	1,472,091
6.625%, 09/15/2009	2,000,000	2,203,914

Total Government Agency Securities (cost $24,952,074)		25,907,062

U.S. Treasury Obligations (18.36%)
U.S. Treasury Notes
5.750%, 11/15/2005	3,200,000	3,228,374
7.000%, 07/15/2006	2,000,000	2,069,296
3.500%, 11/15/2006	5,000,000	4,994,335
6.625%, 05/15/2007	3,000,000	3,160,548
5.500%, 02/15/2008	2,000,000	2,092,578
5.625%, 05/15/2008	2,000,000	2,105,468
6.000%, 08/15/2009	3,000,000	3,259,569
6.500%, 02/15/2010	3,000,000	3,347,931
5.000%, 08/15/2011	3,000,000	3,198,399
4.000%, 11/15/2012	3,000,000	3,033,633
3.875%, 02/15/2013	3,000,000	3,003,633

Total U.S. Treasury Obligations (cost $33,378,367)		33,493,764

Short-term Investments (7.89%)
Pitney Bowes Inc.,
3.300%, 07/01/2005	2,000,000	2,000,000
General Electric Capital Corp.,
3.250%, 07/06/2005	5,000,000	4,997,743
JPMorgan Treasury Plus Money Market Fund	7,389,480	7,389,480

Total Short-term Investments (cost $14,387,223)		14,387,223

TOTAL INVESTMENTS (99.21%) (cost $177,627,505)		180,971,737
OTHER ASSETS, NET OF LIABILITIES (0.79%)		1,437,393

NET ASSETS (100.00%)		$182,409,130

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $1,013,150 or 0.56% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Principal amount	Value
Short-term Investments (100.13%)
Agriculture, Foods, & Beverage (4.80%)
Coca-Cola
3.290%, 09/16/2005	$2,700,000	$2,695,196

Automotive (19.32%)
Toyota Motor Credit Corp.
3.040%, 07/08/2005	2,700,000	2,698,404
American Honda Finance Corp.
3.110%, 08/03/2005	2,700,000	2,698,879
FCAR Owner Trust Series I
3.220%, 08/08/2005	2,750,000	2,740,653
New Center Asset Trust
3.300%, 08/15/2005	2,700,000	2,697,228

		10,835,164

Chemicals (4.92%)
E.I. du Pont de Nemours and Co.
3.220%, 08/09/2005	2,770,000	2,757,935

Consumer & Marketing (4.80%)
The Procter & Gamble Co. (a)
3.020%, 07/22/2005	2,700,000	2,694,474

Financial Services (24.45%)
General Electric Capital Corp.
3.090%, 07/20/2005	2,780,000	2,773,254
Citicorp
3.110%, 07/29/2005	2,750,000	2,748,396
Caterpillar Financial Services Corp.
3.130%, 08/16/2005	2,700,000	2,689,201
ChevronTexaco Funding Corp.
3.150%, 08/26/2005	2,770,000	2,756,427
Household Finance Corp.
3.210%, 08/29/2005	2,750,000	2,750,000

		13,717,278

Government Agency Securities (29.58%) (b)
Federal Home Loan Mortgage Corp.
3.165%, 08/30/2005	3,000,000	2,984,175
3.185%, 09/06/2005	2,000,000	1,988,145
3.300%, 09/27/2005	2,000,000	1,983,866
Federal National Mortgage Association
2.960%, 07/11/2005	1,000,000	999,178
3.295%, 09/14/2005	3,000,000	2,979,406
3.335%, 09/21/2005	2,700,000	2,679,490
3.365%, 09/28/2005	3,000,000	2,975,043

		16,589,303

	Shares or principal amount	Value
Short-term Investments (Cont.)
Registered Investment Companies (2.56%)
JPMorgan Treasury Plus Money Market Fund	$1,435,259	$1,435,259

Telecom & Telecom Equipment (9.70%)
BellSouth Corp.
3.050%, 07/15/2005	2,700,000	2,696,797
SBC Communications (a)
3.140%, 07/18/2005	2,750,000	2,741,984

		5,438,781

Total Short-term Investments (cost $56,163,390)		56,163,390

TOTAL INVESTMENTS (100.13%) (cost $56,163,390)		56,163,390
LIABILITIES, NET OF OTHER ASSETS (-0.13%)		(75,277)

NET ASSETS (100.00%)		$56,088,113

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $5,436,458 or 9.69% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the Unites States Treasury.

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005

(Unaudited)

	Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock & Bond Balanced Fund	Bond Fund	Money Market Fund
Assets
Investments in securities
At identified cost	$500,447,942	209,913,662	240,767,454	86,818,077	177,627,505	56,163,390

At market value	$488,676,005	239,089,315	255,047,483	85,097,402	180,971,737	56,163,390
Cash	102	69,102	—	23,552	—	—
Foreign currencies at value (cost $1,822,179)	—	—	1,803,514	—	—	—
Receivables:
Dividends and interest	569,250	247,509	868,744	361,218	2,327,752	3,263
Shares of the Fund sold	360,655	188,894	147,623	45,910	50,518	6,117
Securities sold	—	55,644	1,709,649	300,000	—	—
Expense cap reimbursement	—	—	—	16,966	—	757
Variation margin	—	—	35,894	—	—	—
Prepaid expenses	30,188	25,990	33,655	7,504	16,091	7,257

Total assets	489,636,200	239,676,454	259,646,562	85,852,552	183,366,098	56,180,784

Liabilities and Net Assets
Dividends to shareowners	—	—	—	—	361,218	—
Payables:
Shares of the Fund redeemed	—	—	—	147,154	300,000	3,923
Securities purchased	—	—	1,739,232	—	—	—
Variation margin	86,950	6,555	—	—	—	—
SFIMC	380,521	307,817	510,377	2,962	253,407	68,391
Chief Compliance Officer expense	2,759	1,437	1,412	467	981	311
Accrued liabilities	106,451	108,987	86,381	21,041	41,362	20,046

Total Liabilities	576,681	424,796	2,337,402	171,624	956,968	92,671

Net assets applicable to shares outstanding of common stock	$489,059,519	239,251,658	257,309,160	85,680,928	182,409,130	56,088,113

Fund shares outstanding	40,267,830	19,714,166	21,200,946	7,220,426	17,912,236	56,088,113
Net asset value, offering price and redemption price per share	$12.15	12.14	12.14	11.87	10.18	1.00

Analysis of Net Assets
Paid-in-capital	$509,109,796	194,083,571	239,507,165	84,630,935	179,577,723	56,088,113
Accumulated net realized gain (loss)	(12,021,269)	14,667,094	1,018,058	(64)	(512,825)	—
Net unrealized appreciation (depreciation)	(11,905,154)	29,259,557	14,274,451	(1,720,675)	3,344,232	—
Undistributed net investment income	3,876,146	1,241,436	2,509,486	2,770,732	—	—

Net assets applicable to shares outstanding	$489,059,519	239,251,658	257,309,160	85,680,928	182,409,130	56,088,113

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2005

(Unaudited)

	Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock & Bond Balanced Fund	Bond Fund	Money Market Fund
Investment Income:
Dividends	$4,283,094	1,440,006	5,315,626	712,690	—	—
Interest	287,752	87,009	10,401	—	4,278,836	746,701

	4,570,846	1,527,015	5,326,027	712,690	4,278,836	746,701
Less: foreign withholding taxes	—	(601)	(554,716)	—	—	—

Total investment income	4,570,846	1,526,414	4,771,311	712,690	4,278,836	746,701
Expenses:
Investment advisory and management fees	639,214	503,308	696,211	—	441,901	110,091
Reports to shareowners	38,497	50,208	35,154	10,659	20,218	11,030
Professional fees	31,330	29,200	25,861	11,106	15,570	9,616
License index fees	25,826	4,960	4,931	—	—	—
Proxy and related expense	14,665	13,153	11,723	3,773	7,690	4,695
Trustees’ fees and expenses	5,117	2,819	2,764	891	1,906	609
Security valuation fees	4,753	16,727	38,734	—	4,994	—
Chief Compliance Officer expense	3,977	2,100	2,020	677	1,425	452
ICI dues	3,282	1,680	1,445	576	1,240	389
Fidelity bond expense	1,533	915	917	307	670	215
Registration fees	980	480	600	480	480	237
Custodian fees	—	—	102,627	159	1,410	1,036

Total expenses	769,174	625,550	922,987	28,628	497,504	138,370
Less: expense reimbursement from SFIMC	—	—	—	(28,628)	—	(757)

Net expenses	769,174	625,550	922,987	—	497,504	137,613

Net investment income	3,801,672	900,864	3,848,324	712,690	3,781,332	609,088
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	2,839,972	13,750,207	1,816,399	(64)	—	—
Net realized loss on forward foreign currency contracts	—	—	(91,485)	—	—	—
Net realized loss on foreign currency transactions	—	—	(17,165)	—	—	—
Net realized gain on futures contracts	439,829	130,611	101,766	—	—	—
Change in unrealized gain (loss) on open futures contracts	(517,018)	1,795	10,473	—	—	—
Change in net unrealized depreciation on investments and foreign currency transactions	(10,878,673)	(18,739,345)	(8,725,345)	(736,228)	(1,495,408)	—

Net realized and unrealized loss on investments	(8,115,890)	(4,856,732)	(6,905,357)	(736,292)	(1,495,408)	—

Net change in net assets resulting from operations	$(4,314,218)	(3,955,868)	(3,057,033)	(23,602)	2,285,924	609,088

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Index Fund		Small Cap Equity Index Fund
Six months ended June 30, 2005 (Unaudited) and the Year ended December 31, 2004	2005	2004	2005	2004
From operations:
Net investment income	$3,801,672	7,618,052	900,864	1,607,235
Net realized gain (loss)	3,279,801	4,217,807	13,880,818	12,137,996
Change in net unrealized appreciation or depreciation	(11,395,691)	34,526,319	(18,737,550)	25,623,220

Net change in net assets resulting from operations	(4,314,218)	46,362,178	(3,955,868)	39,368,451
Distributions to shareowners from:
Net investment income	—	(7,557,426)	—	(1,322,778)
Net realized gain	—	—	—	(7,192,795)

Total distributions to shareowners	—	(7,557,426)	—	(8,515,573)
From Fund share transactions:
Proceeds from shares sold	19,674,630	55,133,170	8,533,729	19,377,482
Reinvestment of distributions	—	12,365,227	—	9,574,287

	19,674,630	67,498,397	8,533,729	28,951,769
Less payments for shares redeemed	(23,746,699)	(4,651,016)	(29,395,635)	(3,687,928)

Net increase (decrease) in net assets from Fund share transactions	(4,072,069)	62,847,381	(20,861,906)	25,263,841

Total increase (decrease) in net assets	(8,386,287)	101,652,133	(24,817,774)	56,116,719

Net assets:
Beginning of year	497,445,806	395,793,673	264,069,432	207,952,713

End of year*	$489,059,519	497,445,806	239,251,658	264,069,432

* Including undistributed (distribution in excess of) net investment income	$3,876,146	74,475	1,241,436	340,572

Share Information
Sold	1,635,285	4,797,589	729,630	1,720,489
Issued in reinvestment of distributions	—	1,043,547	—	787,477
Redeemed	(1,939,710)	(401,144)	(2,466,216)	(327,151)

Net increase (decrease)	(304,425)	5,439,992	(1,736,586)	2,180,815

See accompanying notes to financial statements.

International Equity Index Fund		Stock & Bond Balanced Fund		Bond Fund		Money Market Fund
2005	2004	2005	2004	2005	2004	2005	2004

3,848,324	3,843,590	712,690	2,058,140	3,781,332	7,117,216	609,088	476,852
1,809,515	3,100,437	(64)	—	—	113,382	—	—
(8,714,872)	33,512,836	(736,228)	3,500,817	(1,495,408)	(3,164,507)	—	—

(3,057,033)	40,456,863	(23,602)	5,558,957	2,285,924	4,066,091	609,088	476,852

—	(4,878,087)	—	(1,559,047)	(3,781,332)	(7,117,216)	(609,088)	(476,852)
—	—	—	(63,776)	—	—	—	—

—	(4,878,087)	—	(1,622,823)	(3,781,332)	(7,117,216)	(609,088)	(476,852)

8,200,764	11,991,658	3,397,455	10,824,842	6,487,333	16,269,427	2,891,165	7,229,584
—	4,878,087	—	1,622,823	3,420,114	7,117,216	609,088	476,852

8,200,764	16,869,745	3,397,455	12,447,665	9,907,447	23,386,643	3,500,253	7,706,436
(1,412,416)	(2,566,684)	(1,728,417)	(2,697,764)	(2,859,833)	(5,650,146)	(3,300,646)	(6,895,517)

6,788,348	14,303,061	1,669,038	9,749,901	7,047,614	17,736,497	199,607	810,919

3,731,315	49,881,837	1,645,436	13,686,035	5,552,206	14,685,372	199,607	810,919

253,577,845	203,696,008	84,035,492	70,349,457	176,856,924	162,171,552	55,888,506	55,077,587

257,309,160	253,577,845	85,680,928	84,035,492	182,409,130	176,856,924	56,088,113	55,888,506

2,509,486	(1,338,838)	2,770,732	2,058,044	—	—	—	—

671,773	1,086,258	288,722	944,129	638,142	1,571,439	2,891,165	7,229,584
—	398,537	—	144,636	337,788	687,870	609,088	476,852
(115,995)	(233,978)	(146,955)	(235,258)	(281,206)	(544,900)	(3,300,646)	(6,895,517)

555,778	1,250,817	141,767	853,507	694,724	1,714,409	199,607	810,919

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Investment Objective

State Farm Variable Product Trust (the “Trust”) had six separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2005. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Index Fund) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Index Fund) seeks to match the performance of the Russell 2000 Small Stock Index® (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Index Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Bond Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is

(1)	“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective Fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at the net proceeds from the sales transaction.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of June 30, 2005.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2005, the Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation(Depreciation)
Large Cap Index Fund	$500,950,443	$78,464,344	$(90,738,782)	$(12,274,438)
Small Cap Index Fund	209,860,025	52,947,066	(23,717,776)	29,229,290
International Index Fund	243,050,853	47,627,378	(35,630,748)	11,996,630
Balanced Fund	86,818,077	227,470	(1,948,145)	(1,720,675)
Bond Fund	177,627,505	4,164,808	(820,576)	3,344,232
Money Market Fund	56,163,390	—	—	—

Dividends and distributions payable to shareowners are recorded by the Large Cap Index, Small Cap Index, International Index, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund’s respective net investment income, and distribute such amounts at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The differences are primarily due to differing treatments for futures contracts, the recognition of net realized losses, foreign currency transactions, and short term capital gains. The tax character of distributions was as follows for the year ended December 31, 2004:

Balanced Fund	2004	Small Cap Index Fund	2004
Ordinary Income	$1,595,719	Ordinary Income	$1,511,918
Long-term Capital Gain	$27,104	Long-term Capital Gain	$7,003,655

Total	$1,622,823	Total	$8,515,573

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of December 31, 2004. The tax character of distributions made during the six months ended June 30, 2005, were the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of June 30, 2005.

The International Index Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Index Fund recognized unrealized appreciation (depreciation) of $1,347,838 and capital gains of $49,567 during 2004 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2004, was $2,161,841.

At December 31, 2004, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Large Cap Index Fund	International Index Fund	Bond Fund
2010	$14,412,779	207,232	—
2011	—	464,565	512,825

Total:	$14,412,779	671,797	512,825

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

At December 31, 2004, the Small Cap Index Fund had an undistributed long-term capital gain of $807,115.

The undistributed net investment income in accordance with federal tax regulations at December 31, 2004 for the Small Cap Index Fund and International Index Fund was $371,638 and $823,002, respectively. The difference between this amount and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2004 for the Small Cap Index Fund relates to current year estimates for return of capital from Real Estate Investment Trusts (“REITs”) and short term capital gains. The difference for the International Index Fund relates to mark-to-market of PFICs and forward foreign currency contracts adjustments. The tax character of undistributed net investment income for the remaining Funds was the same as reflected in the Analysis of Net Assets as of December 31, 2004.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2005. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Index Fund may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3. Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Index Fund	0.26% of average daily net assets

Small Cap Index Fund	0.40% of average daily net assets

International Index Fund	0.55% of average daily net assets

Balanced Fund	None

Bond Fund	0.50% of average daily net assets

Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by SFIMC at any time. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, other than the investment advisory and management services fee, that exceed 0.10% of such Fund’s average daily net assets. With respect to the International Index Fund, SFIMC has agreed to reimburse the expenses incurred by that Fund, other than the investment advisory and management services fee, that exceed 0.20% of the Fund’s average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Barclays Global Fund Advisors (“Barclays”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index, and International Index Funds. In accordance with the overall investment objectives of each respective Fund, Barclays determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. During the six months ended June 30, 2005, the following fees were earned by Barclays for providing sub-advisory services (although not all amounts indicated were paid during that period):

Large Cap Index Fund	$196,702
Small Cap Index Fund	163,839
International Index Fund	226,785

Total	$587,326

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees and the Trust’s portion of the compensation paid to or accrued for the Trust’s Chief Compliance Officer.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Large Cap Index Fund
Purchases	$9,656,938	$72,990,885
Proceeds from sales	8,767,751	10,667,902
Small Cap Index Fund
Purchases	36,017,396	63,877,054
Proceeds from sales	55,646,227	43,733,898
International Index Fund
Purchases	14,748,709	22,471,670
Proceeds from sales	4,912,214	9,422,623
Balanced Fund
Purchases	2,181,471	10,712,283
Proceeds from sales	300,000	—
Bond Fund
Purchases	16,403,291	33,186,037
Proceeds from sales	15,993,498	15,610,335

5. Futures and foreign currency contracts

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2005:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Index Fund	S&P 500 Index Mini	235	$14,180,342	$14,047,125	Long	September ‘05	$(133,217)
Small Cap Index Fund	Russell 2000 Index Mini	57	3,581,765	3,665,670	Long	September ‘05	83,905
International Index Fund	TOPIX Index	6	620,560	635,572	Long	September ‘05	15,012
International Index Fund	DJ Euro Stoxx 50	25	955,566	966,808	Long	September ‘05	11,242
International Index Fund	FTSE 100 IDX	9	816,044	825,684	Long	September ‘05	9,640

There were no open forward foreign currency contracts at June 30, 2005.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

	Six months ended June 30, 2005 (Unaudited)		Year ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.26		11.27	8.89	11.62	13.36	15.07
Income from Investment Operations
Net investment income (a)	0.09		0.20	0.14	0.13	0.13	0.13
Net gain (loss) on investments (both realized and unrealized)	(0.20)		0.98	2.38	(2.73)	(1.75)	(1.54)

Total from investment operations	(0.11)		1.18	2.52	(2.60)	(1.62)	(1.41)

Less Distributions
Net investment income	—		(0.19)	(0.14)	(0.13)	(0.12)	(0.13)
Net realized gain (b)	—		—	—	—	—	(0.17)

Total distributions	—		(0.19)	(0.14)	(0.13)	(0.12)	(0.30)

Net asset value, end of period	$12.15		12.26	11.27	8.89	11.62	13.36

Total Return	(0.90	)%(c)	10.46%	28.31%	(22.41)%	(12.11)%	(9.35)%
Net assets, end of period (millions)	$489.1		497.4	395.8	284.1	331.3	320.7
Ratios to average net assets
Expenses	0.31	%(d)	0.30%	0.31%	0.31%	0.34%	0.31%
Net investment income	1.55	%(d)	1.73%	1.47%	1.31%	1.07%	1.08%
Portfolio turnover rate	4	%(d)	3%	1%	3%	1%	6%

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions representing less than $.01 per share were made in 2001.

(c)	Not annualized.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2005 (Unaudited)		Year ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.31		10.79	7.43	9.46	9.36	10.90
Income from Investment Operations
Net investment income (a)	0.04		0.08	0.06	0.08	0.09	0.09
Net gain (loss) on investments (both realized and unrealized)	(0.21)		1.85	3.36	(2.03)	0.10	(0.43)

Total from investment operations	(0.17)		1.93	3.42	(1.95)	0.19	(0.34)

Less Distributions
Net investment income	—		(0.06)	(0.06)	(0.08)	(0.08)	(0.09)
Net realized gain	—		(0.35)	—	—	(0.01)	(1.11)
Total distributions	—		(0.41)	(0.06)	(0.08)	(0.09)	(1.20)

Net asset value, end of period	$12.14		12.31	10.79	7.43	9.46	9.36

Total Return	(1.38	)%(b)(c)	17.89%	45.96%	(20.66)%	2.05%	(3.39)%

Net assets, end of period (millions)	$239.3		264.0	208.0	134.2	156.1	134.6
Ratios to average net assets assuming expense limitations
Expenses	0.50	%(d)	0.48%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.72	%(d)	0.71%	0.71%	0.93%	0.99%	0.92%
Ratios to average net assets absent expense limitations
Expenses	0.50	%(d)	0.48%	0.51%	0.50%	0.55%	0.52%
Net investment income	0.72	%(d)	0.71%	0.70%	0.93%	0.94%	0.90%
Portfolio turnover rate	29	%(d)	20%	22%	29%	36%	46%

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Based upon net asset value of $12.14 as of June 30, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on June 30, 2005). For shareholder purchases and redemptions on June 30, 2005, the net asset value was $12.13, which caused the total return for the six months ended June 30, 2005 to be equivalent to (1.46)%.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2005 (Unaudited)		Year ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.28		10.50	7.75	9.40	12.10	14.54
Income from Investment Operations
Net investment income (a)	0.18		0.19	0.15	0.12	0.10	0.10
Net gain (loss) on investments (both realized and unrealized)	(0.32)		1.83	2.78	(1.65)	(2.73)	(2.25)

Total from investment operations	(0.14)		2.02	2.93	(1.53)	(2.63)	(2.15)

Less Distributions
Net investment income	—		(0.24)	(0.18)	(0.12)	(0.07)	(0.10)
Net realized gain (b)	—		—	—	—	—	(0.19)

Total distributions	—		(0.24)	(0.18)	(0.12)	(0.07)	(0.29)

Net asset value, end of period	12.14		12.28	10.50	7.75	9.40	12.10

Total Return	(1.14	)%(c)	19.26%	37.84%	(16.26)%	(21.71)%	(14.81)%
Net assets, end of period (millions)	$257.3		253.6	203.7	144.2	162.8	181.8
Ratios to average net assets assuming expense limitations
Expenses	0.73	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.04	%(d)	1.76%	1.75%	1.40%	0.95%	0.78%
Ratios to average net assets absent expense limitations
Expenses	0.73	%(d)	0.77%	0.77%	0.78%	0.88%	0.88%
Net investment income	3.04	%(d)	1.74%	1.73%	1.37%	0.82%	0.65%
Portfolio turnover rate	4	%(d)	4%	5%	9%	6%	6%

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represent less than $0.01 per share in 2001.

(c)	Not annualized.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2005 (Unaudited)		Year ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.87		11.30	9.82	11.34	12.22	12.75
Income from Investment Operations
Net investment income (a)	0.10		0.31	0.27	0.30	0.34	0.24
Net gain (loss) on investments (both realized and unrealized)	(0.10)		0.50	1.51	(1.49)	(0.79)	(0.55)

Total from investment operations	—		0.81	1.78	(1.19)	(0.45)	(0.31)

Less Distributions
Net investment income	—		(0.23)	(0.27)	(0.29)	(0.31)	(0.22)
Net realized gain	—		(0.01)	(0.03)	(0.04)	(0.12)	—

Total distributions	—		(0.24)	(0.30)	(0.33)	(0.43)	(0.22)

Net asset value, end of period	$11.87		11.87	11.30	9.82	11.34	12.22

Total Return	0.00	%(b)	7.26%	18.30%	(10.51)%	(3.55)%	(2.42)%
Net assets, end of period (millions)	$85.7		84.0	70.3	55.1	58.4	53.6
Ratios to average net assets assuming expense limitations
Expenses	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.71	%(c)	2.69%	2.55%	2.84%	2.86%	3.15%
Ratios to average net assets absent expense limitations
Expenses	0.07	%(c)	0.05%	0.06%	0.05%	0.08%	0.07%
Net investment income	1.64	%(c)	2.64%	2.49%	2.78%	2.78%	3.08%
Portfolio turnover rate	1	%(c)	0%	1%	9%	6%	6%

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2005 (Unaudited)		Year ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.27		10.46	10.50	10.16	9.79	9.57
Income from Investment Operations
Net investment income	0.22		0.44	0.46	0.52	0.56	0.57
Net gain (loss) on investments (both realized and unrealized)	(0.09)		(0.19)	(0.03)	0.37	0.37	0.22

Total from investment operations	0.13		0.25	0.43	0.89	0.93	0.79

Less Distributions
Net investment income	(0.22)		(0.44)	(0.46)	(0.52)	(0.56)	(0.57)
Net realized gain	—		—	(0.01)	(0.03)	—	—

Total distributions	(0.22)		(0.44)	(0.47)	(0.55)	(0.56)	(0.57)

Net asset value, end of period	$10.18		10.27	10.46	10.50	10.16	9.79

Total Return	1.25	%(a)	2.40%	4.08%	9.01%	9.66%	8.44%
Net assets, end of period (millions)	$182.4		176.9	162.2	148.1	122.9	95.7
Ratios to average net assets
Expenses	0.56	%(b)	0.55%	0.56%	0.55%	0.59%	0.57%
Net investment income	4.28	%(b)	4.22%	4.35%	5.05%	5.53%	5.92%
Portfolio turnover rate	19	%(b)	10%	9%	17%	13%	3%

(a)	Not annualized.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2005 (Unaudited)		Year ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00		1.00	1.00	1.00	1.00	1.00
Income from Investment Operations
Net investment income	0.01		0.01	0.01	0.01	0.04	0.06

Total from investment operations	0.01		0.01	0.01	0.01	0.04	0.06

Less Distributions
Net investment income	(0.01)		(0.01)	(0.01)	(0.01)	(0.04)	(0.06)

Total distributions	(0.01)		(0.01)	(0.01)	(0.01)	(0.04)	(0.06)

Net asset value, end of period	$1.00		1.00	1.00	1.00	1.00	1.00

Total Return	1.10	%(a)	0.87%	0.67%	1.28%	3.71%	5.99%
Net assets, end of period (millions)	$56.1		55.9	55.1	56.2	53.5	45.0
Ratios to average net assets assuming expense limitations
Expenses	0.50	%(b)	0.48%	0.48%	0.47%	0.50%	0.49%
Net investment income	2.21	%(b)	0.87%	0.67%	1.27%	3.59%	5.88%
Ratios to average net assets absent expense limitations
Expenses	0.50	%(b)	0.48%	0.48%	0.47%	0.52%	0.49%
Net investment income	2.21	%(b)	0.87%	0.67%	1.27%	3.57%	5.88%

(a)	Not annualized.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, IL 61710-0001

FORWARDING SERVICE REQUESTED

Presorted Standard
U.S. Postage
PAID
Chicago, IL
PERMIT NO. 6065

Issued by:
State Farm Life Insurance Company
(Not licensed in MA, NY, or WI)
State Farm Life and Accident Assurance Company
(Licensed in NY and WI)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001

1-888-702-2307

statefarm.com®

231.3602.6-CH

8-2005
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 9/2/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 9/2/2005

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 9/2/2005